As filed with the Securities and Exchange Commission on April 27, 2011

File No. 2-77283; 811-03457

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 42	☒

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 89	☒

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

(Exact Name of Registrant)

THE PENN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

600 Dresher Road

Horsham, Pennsylvania 19044

(Address of Principal Executive offices of Depositor)

Depositor’s Telephone Number: 215-956-8000

Susan T. Deakins

Vice President and Chief Actuary

The Penn Mutual Life Insurance Company

600 Dresher Road

Horsham, Pennsylvania 19044

Copy to:

Michael Berenson

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Title of Securities Being Registered: Individual Variable Annuity Contracts – Flexible Purchase Payments.

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2011 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a) of Rule 485.
☐	on (date) pursuant to paragraph (a) of Rule 485.

Title of Securities Being Registered: Individual Variable and Fixed Annuity Contracts – Flexible Purchase Payments

PennMutual

Prospectus

Penn Mutual
Variable Annuity Account III

May 1, 2011

Diversifier II Variable Annuity

PROSPECTUS — MAY 1, 2011

Individual Annuity Contracts With Variable Benefit Provisions — Flexible Purchase Payments

DIVERSIFIER II

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

Philadelphia, Pennsylvania 19172 • Telephone (800) 523-0650

This prospectus describes two annuity contracts (“Contracts”) offered by the Penn Mutual Life Insurance Company (“Penn Mutual” or the “Company”) and contains information that you should know before purchasing a Contract. Please read it carefully and save it for future reference.

Each Contract is an agreement between you and Penn Mutual. One Contract is an individual fixed and variable annuity contract. The other is a variable annuity contract that is available only if you own a companion fixed annuity contract issued by us.

Under either Contract, you agree to make one or more payments to us and we agree to pay annuity and other benefits at a future date. The Contract

•	has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see investment options on next page),

•	is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out, and

•	allows you to choose to receive your annuity payments over different periods of time, including your lifetime.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. It is a crime for anyone to tell you otherwise.

The Contracts are not suitable for short-term investment. You may pay a deferred sales charge on early withdrawals. If you withdraw money before age 59 1/2, you may pay a 10% additional income tax. Your Contract is not a bank deposit and is not federally insured.

You may return your Contract within ten days of receipt for a full refund of the Contract Value (or purchase payments, if required by law). Longer free look periods apply in some states. To return your Contract, simply deliver or mail it to our office or to our representative who delivered the Contract to you. The date of the cancellation will be the date we receive your Contract. Your purchase payment will be allocated to the Subaccounts you have selected on the date we issue your Contract.

You may obtain a Statement of Additional Information, dated May 1, 2011, from us free of charge by writing to The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or you can call us 800-523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission (the “Commission’) and we incorporate it by reference into this prospectus. The table of contents of the Statement of Additional Information is at the end of this prospectus.

The Commission maintains a web site (http://www.sec.gov) that contains this prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under either Contract, you may direct us to invest your payments in one or more of the following underlying funds (the “Funds”) through Penn Mutual Variable Annuity Account III (the “Separate Account”).

Penn Series Funds, Inc.	Manager
Money Market Fund	Independence Capital Management
Limited Maturity Bond Fund	Independence Capital Management
Quality Bond Fund	Independence Capital Management
High Yield Bond Fund	T. Rowe Price Associates, Inc.
Flexibly Managed Fund	T. Rowe Price Associates, Inc.
Balanced Fund	Independence Capital Management
Large Growth Stock Fund	T. Rowe Price Associates, Inc.
Large Cap Growth Fund	Turner Investment Partners, Inc.
Large Core Growth Fund	Wells Capital Management Incorporated
Large Cap Value Fund	OppenheimerFunds, Inc.
Large Core Value Fund	Eaton Vance Management
Index 500 Fund	SSgA Funds Management, Inc.
Mid Cap Growth Fund	Turner Investment Partners, Inc.
Mid Cap Value Fund	Neuberger Berman Management Inc.
Mid Core Value Fund	Lord, Abbett & Co. LLC
SMID Cap Growth Fund	Wells Capital Management Incorporated
SMID Cap Value Fund	AllianceBernstein L.P.
Small Cap Growth Fund	Allianz Global Investors Capital
Small Cap Value Fund	Goldman Sachs Asset Management L.P.
Small Cap Index Fund	SSgA Funds Management, Inc.
Developed International Index Fund	SSgA Funds Management, Inc.
International Equity Fund	Vontobel Asset Management, Inc.
Emerging Markets Equity Fund	Morgan Stanley Investment Management
Real Estate Securities Fund	Cohen & Steers Capital Management, Inc.
Aggressive Allocation Fund	Independence Capital Management
Moderately Aggressive Allocation Fund	Independence Capital Management
Moderate Allocation Fund	Independence Capital Management
Moderately Conservative Allocation Fund	Independence Capital Management
Conservative Allocation Fund	Independence Capital Management

A prospectus for each of these Funds accompanies this prospectus.

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PROSPECTUS CONTENTS

GLOSSARY	5

EXPENSES	7

EXAMPLES OF FEES AND EXPENSES	9

3

APPENDIX A	A-1

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GLOSSARY

Accumulation Period: A period that begins with your first purchase payment and ends on the Annuity Date.

Accumulation Unit:  If you own a Variable/Fixed Contract, this is a unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date. If you own a Variable Contract, this is a unit of measure used to compute Contract Value prior to the Annuity Date.

Administrative Office:  A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

Annuitant:  The person during whose life annuity payments are made.

Annuity Date:  The date on which annuity payments start.

Annuity Payout Period:  The period of time, starting on the Annuity Date, during which we make annuity payments.

Annuity Unit:  A unit of measure used to calculate the amount of each variable annuity payment.

Beneficiary:  The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

Code:  The Internal Revenue Code of 1986, as amended.

Contract:  The combination variable and fixed annuity contract or the variable annuity contract described in this prospectus.

Contract Owner:  The person named in the Contract as the Contract Owner.

Contract Value:  If you own a Variable/Fixed Contract, this is the sum of the Variable Account Value and the Fixed Interest Account Value. If you own a Variable Contract, this is the Variable Account Value.

Contract Year:  Each twelve-month period following the contract date.

Dollar Cost Averaging Accounts:  The two fixed account options available under the Contract that are used in conjunction with our dollar cost averaging program. We offer a Six Month Dollar Cost Averaging Account and a Twelve Month Dollar Cost Averaging Account.

Fixed Interest Account Value:  The value of amounts held under the Variable/Fixed Contract in the fixed interest account.

Fund:  An open-end management investment company registered with the Securities and Exchange Commission (commonly known as a “mutual fund”) in which a Subaccount of a Separate Account invests all of its assets.

Separate Account:  Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended.

Subaccount:  A division of the Separate Account which holds shares of the Funds.

Valuation Period:  The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

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Variable Account Value:  The value of amounts held under the Contract in all Subaccounts of the Separate Account.

Variable Contract:  The variable annuity contract described in this prospectus.

Variable/Fixed Contract:  The combination variable and fixed annuity contract described in this prospectus.

We or Us:  “We” or “us” means The Penn Mutual Life Insurance Company, also referred to in this prospectus as Penn Mutual or the Company.

You:  “You” means the Contract Owner or prospective Contract Owner.

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EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchase Payments	None

Maximum Contingent Deferred Sales Charge
Variable/Fixed Contract	7%

Variable Contract	5%

Transfer Fee	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Maximum Annual Contract Administration Charge	$30
Separate Account Annual Expenses (as a percentage of Variable Account Value)
Mortality and Expense Risk Charge	1.25%
Account Fees and Expenses	None
Total Separate Account Annual Expenses	1.25%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees and other expenses)	0.36%	1.86%

(a)

You pay this charge as a percentage of the amount that you withdraw. This charge will never be more than 8 1/2% of purchase payments that you allocate to the Separate Account. After your first Contract Year, you will not pay this charge on your first withdrawal in a Contract Year unless it exceeds 10% of your Contract Value. See What Charges Do I Pay? in this prospectus.

(b)	You pay this charge as a percentage of the amount that you withdraw, or as a percentage of the total purchase payments that you made within seven years of the withdrawal, whichever is less. You will not pay this charge on that portion of the first withdrawal that you make in a Contract Year that does not exceed 10% of the purchase payments that you made one year or more prior to the withdrawal. See What Charges Do I Pay? in this prospectus.

Penn Series Funds, Inc.

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Investment Advisory Fees	Other Expenses	Acquired Fund Fees and Expenses(1)	Total Fund Expenses	Fee Waivers		Net Fund Expenses
Money Market	0.18%	0.29%	0.01%	0.48%	0.00%		0.48%
Limited Maturity Bond	0.30%	0.28%	0.02%	0.60%	0.00%		0.60%
Quality Bond	0.31%	0.27%	0.03%	0.61%	0.00%		0.61%
High Yield Bond	0.50%	0.35%	0.00%	0.85%	0.00%		0.85%
Flexibly Managed	0.60%	0.25%	0.00%	0.85%	0.00%		0.85%
Balanced	0.00%	0.24%	0.44%	0.68%	0.06%	(2)	0.62%
Large Growth Stock	0.63%	0.31%	0.00%	0.94%	0.00%		0.94%
Large Cap Growth	0.55%	0.40%	0.00%	0.95%	(0.05%)	(4)	1.00%	(3)
Large Core Growth	0.60%	0.29%	0.00%	0.89%	0.00%		0.89%	(3)
Large Cap Value	0.60%	0.29%	0.01%	0.90%	0.00%		0.90%

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	Investment Advisory Fees	Other Expenses	Acquired Fund Fees and Expenses(1)	Total Fund Expenses	Fee Waivers		Net Fund Expenses
Large Core Value	0.60%	0.29%	0.00%	0.89%	0.00%		0.89%
Index 500	0.07%	0.29%	0.00%	0.36%	0.00%		0.36%
Mid Cap Growth	0.70%	0.30%	0.00%	1.00%	0.00%		1.00%	(3)
Mid Cap Value	0.55%	0.29%	0.01%	0.85%	0.00%		0.85%
Mid Core Value	0.72%	0.39%	0.01%	1.12%	0.00%		1.12%	(3)
SMID Cap Growth	0.75%	0.48%	0.01%	1.24%	0.18%	(2)	1.06%	(3)
SMID Cap Value	0.95%	0.41%	0.01%	1.37%	0.22%	(2)	1.15%	(3)
Small Cap Growth	0.75%	0.33%	0.00%	1.08%	0.00%		1.08%	(3)
Small Cap Value	0.85%	0.30%	0.01%	1.16%	0.00%		1.16%
Small Cap Index	0.30%	1.00%	0.01%	1.31%	0.75%	(2)	0.56%
Developed International Index	0.30%	0.91%	0.00%	1.21%	0.62%	(2)	0.59%
International Equity	0.85%	0.39%	0.01%	1.25%	0.00%		1.25%
Emerging Markets Equity	1.18%	0.89%	0.01%	2.08%	0.22%	(2)	1.86%
Real Estate Securities	0.70%	0.31%	0.00%	1.01%	0.00%		1.01%	(3)
Aggressive Allocation	0.10%	0.30%	0.92%	1.32%	0.07%	(2)	1.25%
Moderately Aggressive Allocation	0.10%	0.22%	0.86%	1.18%	(0.01%	)(5)	1.19%
Moderate Allocation	0.10%	0.22%	0.79%	1.11%	0.00%		1.11%
Moderately Conservative Allocation	0.10%	0.24%	0.69%	1.03%	0.01%	(2)	1.02%
Conservative Allocation	0.10%	0.25%	0.61%	0.96%	0.02%	(2)	0.94%

(1)	Acquired Fund Fees and Expenses reflect the fees and expenses that were incurred indirectly by the Fund through its investments in other investment companies in the prior fiscal year.
(2)	There is an agreement under which a portion of the Fund’s fees and expenses will be waived and/or reimbursed to the extent necessary to keep total operating expenses of certain Funds from exceeding the amounts shown below. This agreement is limited to a Fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (excluding the Balanced Fund), which are indirect expenses incurred by each Fund through its investments in the underlying funds. Further, this agreement continues indefinitely so long as the Board of Directors, including a majority of the Directors who are not “interested persons” of the Company, approves it at least annually.

Balanced	0.62%
SMID Cap Growth	1.05%
SMID Cap Value	1.14%
Small Cap Index	0.55%
Developed International Index	0.59%
Emerging Markets Equity	1.85%
Aggressive Allocation	0.33%
Moderately Conservative Allocation	0.33%
Conservative Allocation	0.33%

(3)	Certain sub-advisers have directed certain portfolio trades to a broker. A portion of the commissions paid to that broker has been recaptured by the Funds. The total expenses for the Funds after the recapture (not including each Fund’s acquired fund fees and expenses) were:

Large Cap Growth	0.96%
Large Core Growth	0.85%
Mid Cap Growth	0.97%
Mid Core Value	1.10%
SMID Cap Growth	0.96%
SMID Cap Value	1.13%
Small Cap Growth	1.06%
Real Estate Securities	0.99%

(4)	Pursuant to an agreement with Penn Mutual, this portion of the previously waived administrative fee was recouped during 2010.
(5)	Pursuant to an agreement with Penn Mutual and Independence Capital Management, Inc., this portion of the previously waived management fee was recouped during 2010.

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Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectus of Penn Series Funds, Inc. for additional information on Fund expenses.

You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See What Charges Do I Pay? in this prospectus.

EXAMPLES OF FEES AND EXPENSES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Variable Contract at the end of the applicable time period:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$822	$1,460	$1,966	$3,492
Assuming Minimum Total Annual Fund Expenses	$672	$1,032	$1,239	$1,995

(2)	If you do not surrender your Contract or if you annuitize at the end of the applicable time period:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$322	$982	$1,667	$3,492
Assuming Minimum Total Annual Fund Expenses	$172	$532	$916	$1,995

(3)	If you surrender your Variable/Fixed Contract at the end of the applicable time period and made purchase payments only during the first Contract Year:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$964	$1,460	$1,966	$3,492
Assuming Minimum Total Annual Fund Expenses	$825	$1,033	$1,239	$1,995

(4)	If you surrender your Variable/Fixed Contract at the end of the applicable time period and made purchase payments after the first Contract Year:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$964	$1,460	$2,015	$3,601
Assuming Minimum Total Annual Fund Expenses	$825	$1,033	$1,293	$2,123

CONDENSED FINANCIAL INFORMATION

Appendix A to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

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FINANCIAL STATEMENTS

The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts.

THE PENN MUTUAL LIFE INSURANCE COMPANY

Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is The Penn Mutual Life Insurance Company Attn: Customer Service Group, Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contracts.

THE SEPARATE ACCOUNT

Penn Mutual established Penn Mutual Variable Annuity Account III (the “Separate Account”) on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a “separate account” within the meaning of the federal securities laws. The Separate Account is divided into Subaccounts that invest in shares of different mutual funds.

•	The income, gains and losses, whether or not realized, of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any Subaccount.

•	The Separate Account and its Subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

The financial statements of the Subaccounts of the Separate Account for the year ended December 31, 2010 are included in the Statement of Additional Information referred to on the cover page of this prospectus.

Investment Options in the Separate Account

The Separate Account currently has Subaccounts that invest in the following Funds:

Penn Series Funds, Inc.

Money Market Fund — seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Limited Maturity Bond Fund — seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

Quality Bond Fund — seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

High Yield Bond Fund — seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; high-yield/high-risk fixed income securities, which are commonly referred to as “junk” bonds, generally involve greater risks of loss of income and principal than higher rated securities.

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Flexibly Managed Fund — seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

Balanced Fund — seeks to achieve long-term growth and current income by using a “fund-of-funds” strategy.

Large Growth Stock Fund — seeks long-term growth of capital by investing primarily in common stocks of well established growth companies.

Large Cap Growth Fund — seeks to achieve long-term growth of capital (capital appreciation) by investing in equity securities of large capitalization growth companies with above-average growth potential.

Large Core Growth Fund — seeks to achieve long-term growth of capital (capital appreciation) by investing primarily in common and preferred stocks of large capitalization U.S. companies.

Large Cap Value Fund — seeks long-term primarily by investing in equity securities of companies believed to be undervalued.

Large Core Value Fund — seeks to achieve total return by investing primarily in value stocks of large capitalization companies and dividend-paying stocks.

Index 500 Fund — seeks total return (capital appreciation and income) which corresponds to that of the S&P 500 Index while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange; “S&P 500 Index” and “500” are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc.; the Fund is not sponsored, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Mid Cap Growth Fund — seeks to maximize capital appreciation by investing primarily in common stocks of mid-cap U.S. companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index that have strong earnings growth potential.

Mid Cap Value Fund — seeks to achieve growth of capital by investing primarily in mid-cap U.S. companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index that are undervalued.

Mid Core Value Fund — seeks to achieve growth of capital by investing in equity securities of mid-cap companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index; the Fund seeks to invest in well-managed companies whose stock prices are undervalued.

SMID Cap Growth Fund — seeks to achieve long term returns by investing primarily in common stocks of small and medium capitalization U.S. companies.

SMID Cap Value Fund — seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of small and medium capitalization U.S. companies, generally representing 60 to 125 companies.

Small Cap Growth Fund — seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

Small Cap Value Fund — seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations in the range of those companies included in the Russell 2000 Value Index.

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Small Cap Index Fund — seeks to replicate the returns and characteristics of a small cap index by investing at least 80% of its net assets in securities listed in the Russell 2000® Index.

Developed International Index Fund — seeks to replicate the returns and characteristics of an international index composed of securities from developed countries by investing at least 80% of its net assets in securities listed in the Morgan Stanley Capital International® Europe, Australasia, Far East (MSCI EAFE) Index.

International Equity Fund — seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities; the investments will consist principally of equity securities of European and Pacific Basin countries.

Emerging Markets Equity Fund — seeks to achieve capital appreciation by investing in equity securities located in emerging market countries.

Real Estate Securities Fund — seeks to achieve a high total return consistent with reasonable investment risks by investing in common stocks and other equity securities issued by real estate companies, including real estate investment trusts (“REITs”).

Aggressive Allocation Fund — seeks to achieve long-term capital growth by using a “fund-of-funds” strategy.

Moderately Aggressive Allocation Fund — seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Moderate Allocation Fund — seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Moderately Conservative Allocation Fund — seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Conservative Allocation Fund — seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed, Large Growth Stock and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Large Core Growth and SMID Cap Growth Fund. Turner Investment Partners, Inc., Berwyn, Pennsylvania is sub-adviser to the Large Cap Growth Fund and Mid Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund. Lord, Abbett & Co., Jersey City, New Jersey, is investment sub-adviser to the Mid Core Value Fund. Goldman Sachs Asset Management, L.P., New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. Cohen & Steers Capital Management, Inc., New York, New York, is investment sub-adviser to the Real Estate Securities Fund. Allianz Global Investors Capital, New York, New York, is investment sub-adviser to the Small Cap Growth Fund. Eaton Vance Management, Boston, Massachusetts, is investment sub-adviser to the Large Core Value Fund. AllianceBernstein L.P., New York, New York, is investment sub-adviser to the SMID Cap Value Fund. Morgan Stanley Investment Management, New York, New York, is investment sub-adviser to the Emerging Markets Equity Fund. SSgA Funds Management, Inc., Boston, Massachusetts, is investment sub-adviser to the Index 500, Small Cap Index and Developed International Index Funds. OppenheimerFunds, Inc., New York, New York, is investment sub-adviser to the Large Cap Value Fund.

Shares of Penn Series are sold to other variable life and variable annuity separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company. For more information on the possible conflicts involved when the Separate Account invests in Funds offered to other separate accounts, see the Fund prospectuses and statements of additional information.

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Read the prospectuses of these Funds carefully before investing.  You may obtain copies of the prospectuses which contain additional information about the Funds including their investment objectives and policies and expenses, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group — C3R, Philadelphia, PA 19172. Or, you may call, toll free, 800-523-0650.

Voting Instructions

You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a Subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the Subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.

Accumulation Units — Valuation

Your allocations and transfers to the Separate Account are held as Accumulation Units of the Subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (NYSE) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our Administrative Office. Allocation, withdrawal and transfer instructions received from you or the agent of record (pursuant to your instruction) at our Administrative Office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit price computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

The value of an Accumulation Unit is $10 when a Subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the Subaccount for the current Valuation Period. The net investment factor measures (1) investment performance of Fund shares held in the Subaccount, (2) any taxes on income or gains from investments held in the Subaccount, and (3) the mortality and expense risk charge at an annual rate of 1.25%.

THE FIXED INTEREST ACCOUNT

The fixed interest account is part of the Company’s general investment account. Interests in the fixed interest account are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This prospectus generally discusses only the variable portion of the Contract. The staff of the Commission has not reviewed the disclosure in this prospectus relating to the fixed interest account. Disclosure regarding the fixed interest account, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT.

THE CONTRACTS

The Contracts may be an attractive long-term investment vehicle for many people. They allow you to allocate your purchase payment(s) and transfer amounts to the Separate Account, and direct investment in one or more of the available Funds of Penn Series Funds, Inc.

In addition, the Variable/Fixed Contract allows you to allocate your purchase payment(s) and transfer amounts to a fixed interest account. The Variable Contract allows you to transfer amounts from your Contract to a fixed interest account in a separate fixed annuity contract issued by Penn Mutual. The fixed interest account is funded and guaranteed by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNT and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT in this prospectus.

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You decide, within Contract limits,

•	how often you make a purchase payment and how much you invest;

•	the Funds and/or fixed interest account in which your purchase payments are invested;

•	whether or not to transfer money among the available Funds and fixed interest account;

•	the type of annuity that we pay and who receives it;

•	the Beneficiary or Beneficiaries to whom we pay death benefits; and

•	the amount and frequency of withdrawals from the Contract Value.

Your Contract has

•	an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

•	an Annuity Payout Period, during which we make annuity payments to you. Your Annuity Payout Period begins on your Annuity Date.

We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with any necessary approval of the Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available. We will notify you of any material contract amendment and mutual fund substitutions.

You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172; or you may call (800) 523-0650.

How Do I Purchase a Contract?

Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our Administrative Office. All subsequent purchase payments should be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 9773, Providence, RI 02940-9773, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, 101 Sabin Street, Pawtucket, RI 02860. We usually accept an application to purchase a Contract within two business days after we receive it at our Administrative Office. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

For Variable/Fixed Contracts issued in connection with qualified retirement plans, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $50. The minimum first purchase payment for Variable/Fixed Contracts which are not issued in connection with qualified retirement plans is $2,500 and the minimum for each subsequent purchase payment is $300. The total purchase payments that you make on a Variable/Fixed Contract may not exceed $1,000,000 in any calendar year without our consent.

For Variable Contracts issued in connection with retirement plans qualifying for special tax treatment under the Internal Revenue Code of 1986, as amended, (the “Code”), the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $40. The minimum first purchase payment for Variable Contracts that are not issued in connection with qualified retirement plans is $1,500 and the minimum for each subsequent purchase payment is $300.

We may, at our discretion, reduce the minimum requirements for initial and subsequent purchase payments under the Contracts.

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What Types of Annuity Payments May I Choose?

You may choose from the following options:

•	An annuity for a set number of years (5 to 25 years for a Variable/Fixed Contract; 5 to 30 years for a Variable Contract);

•	A life annuity;

•	A life annuity with payments guaranteed for 10 or 20 years;

•	A joint and survivor life annuity; or

•	Any other form of annuity that we may agree upon.

•

You may choose a person other than yourself to be the Annuitant. Your annuity payments will not start until you choose an annuity option. The shorter the expected length of the Annuity Payout Period, the larger each payment will be.

You will pay a mortality and expense risk charge during both the Accumulation Period and the Annuity Payout Period under your Contract. We charge this fee while you receive a variable annuity even though we may no longer bear a mortality risk.

Variable Annuity Payments.  The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on factors such as the size of your investment, the type of annuity you choose, the expected length of the annuity period, frequency with which you receive payments, and the annuity purchase rates and charges in your Contract.

The variable annuity purchase rate assumes an annual net investment return of 4%. If the annual net investment return during the Annuity Payout Period is greater than 4%, the amount of your payments will increase. If the annual net investment return is less, the amount of your payments will decrease.

Fixed Annuity Payments Under a Variable/Fixed Contract.  The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, and the expected length of the annuity period.

Other Information.  If your Contract is not issued under a qualified retirement plan, annuity payments must commence not later than the first day of the next month after the Annuitant’s 85th birthday. If your Contract is issued under a qualified retirement plan, you must begin to take minimum distributions not later than the first day of April following the year in which the Annuitant turns 70 1/2.

You or your surviving Beneficiary may change the Annuity Date or your annuity option by giving us written notice at our Administrative Office at least 30 days prior to the current Annuity Date. The Annuity Date under a Variable/Fixed Contract may not be earlier than the first contract anniversary.

If the Contract Value of a Variable/Fixed Contract is less than $5,000, or if the Contract Value of a Variable Contract is less than $2,000, we may pay you in a lump sum. We usually make annuity payments on the first day of each month, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the tax treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

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What Are the Death Benefits Under My Contract?

You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change your Beneficiary at any time before the death of the Annuitant.

Variable/Fixed Contracts sold in most states provide that if the Annuitant dies (or in some cases, you die and you are not the Annuitant) prior to the Annuity Date, we will pay your Beneficiary the greatest of

•	the sum of all purchase payments, adjusted for withdrawals and contract transfers,

•

the Contract Value for the Valuation Period in which proof of death, i.e., a death certificate or other official document establishing death, and any other required information needed to make payment is received in our Administrative Office, or

•

the Variable Account Value, as of the contract date or, if later, as of the end of the most recent seven-year contract period occurring prior to the Contract Owner’s 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers, plus the value the Fixed Interest Account under your Contract.

Similarly, Variable Contracts sold in most states provide that if the Annuitant dies (or, in some cases, if you die) prior to the Annuity Date, we will pay your Beneficiary the greatest of

•	the sum of all purchase payments, adjusted for withdrawals and contract transfers,

•	the Contract Value for the Valuation Period in which proof of death and any other required information needed to make payment is received in our Administrative Office, or

•

the Contract Value, as of the contract date or, if later, as of the end of the most recent seven-year contract period occurring prior to the Contract Owner’s 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers.

With respect to Contracts sold in Texas, if the Annuitant dies (or, in some cases, if you die) prior to the Annuity Date, we will pay the greater of

•	the sum of all purchase payments, adjusted for withdrawals and contract transfers, or

•	the Contract Value for the Valuation Period in which proof of death and any other required information needed to make payment is received at Penn Mutual’s service office.

The death benefit may be paid in a lump sum or in the form of annuity payments. We normally will pay the death benefit in a lump sum within seven days after we receive proof of the date of death and all required information. We will delay payment of the lump sum upon request, but not for longer than five years.

If the Beneficiary is not the spouse of the decedent, he or she may choose an annuity option rather than a lump sum payment. If he or she selects an annuity option, payments must begin within one year of the decedent’s death. Payments may not be made over a period longer than the Beneficiary’s life or life expectancy (whichever is longer).

If the Beneficiary is the spouse of the decedent, he or she may select any annuity option that was available to the decedent or apply to become the Contract Owner.

If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in a lump sum the present value of the remaining payments.

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For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

May I Transfer Money Among Investment Options?

Variable/Fixed Contracts.  You may transfer amounts from one Subaccount of the Separate Account to another Subaccount of the Separate Account. Within Contract limits, you also may transfer from the Subaccounts of the Separate Account to the fixed interest account. You may transfer from the fixed interest account to Subaccounts of the Separate Account. You may make no more than two transfers per calendar month and no more than twelve per calendar year. The minimum amount that you may transfer is $250 or the total amount held in the investment account, if less.

If you own a Variable/Fixed Contract as trustee under a qualified retirement plan, you may transfer all or part of the Contract Value to another annuity contract issued by us that you own under the same plan.

Variable Contract.  You may transfer amounts from one Subaccount of the Separate Account to another, up to six times in a calendar year. The minimum transfer for a Contract issued under a tax-qualified retirement plan is $250. The minimum for all other Contracts is $1,000. If a partial transfer is made to another Contract, the remaining Contract Value must be $250.

You may transfer all or part of your Contract Value to another contract issued by us containing a reciprocal transfer provision, subject to the following conditions. The Contract Owner, Annuitant and Beneficiary must be the same under both contracts. No more than six such transfers may be made in a calendar year and no transfer may be made after the thirtieth day before the Annuity Date.

General Rules.  Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office. A transfer request must be received at our Administrative Office from you or the agent of record (pursuant to your instruction), and all other administrative requirements must be met to make the transfer. We will not be liable for following instructions, including instructions from the agent of record, communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone. For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so. The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore reserve the right to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing, up to and including rejecting transactions we reasonably believe are market timing transactions, when we believe it is in the interest of all of our Contract Owners to do so. However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused, by those we do detect.

Frequent Trading Risks.  We did not design this variable annuity and the available Subaccounts to accommodate market timing or frequent transfers between the Subaccounts. Frequent exchanges among Subaccounts and market timing by Contract Owners can reduce the long–term returns of the underlying mutual funds. The reduced returns could adversely affect the Contract Owners, Annuitants, insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance-dedicated mutual funds available through the Subaccounts generally cannot detect individual contract owner exchange activity because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short-term trading by contract owners.

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As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading. As a result of these limitations, some Contract Owners may be able to engage in frequent trading, while other Contract Owners will bear the affects of such frequent trading. Please review the mutual funds’ prospectuses for specific information about the funds’ short-term trading policies and risks.

Frequent Trading Policies.  We have adopted policies and procedures designed to discourage frequent trading as described below. We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to Contract Owners, revise them in any manner not inconsistent with the terms of the Contract. If requested by the investment adviser and/or sub-adviser of a Fund, we will consider additional steps to discourage frequent trading. In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

We have adopted certain procedures to detect frequent trading. If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected Funds, the following steps will be taken on a uniform basis:

(1)	A letter is sent to the Contract Owner and to the registered representative/insurance agent associated with the Contract reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.

(2)	If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the Contract Owner’s original signature. Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.

(3)	Any Contracts which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.

Dollar Cost Averaging.  Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. If your Contract Value is at least $10,000, you can have a fixed percentage of your purchase payments transferred monthly from one account to other accounts to achieve dollar cost averaging ($50 minimum per account). These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, Quality Bond Subaccount, or the Fixed Holding Account. You may do this for 12 to 60 months, or until you change your allocations or tell us to stop dollar cost averaging.

Automatic Rebalancing.  Automatic rebalancing is a way to maintain your desired asset allocation percentages. Because the value of your Subaccounts will fluctuate in response to investment performance, your asset allocation percentages may become out of balance over time. If you elect automatic rebalancing, we will transfer funds under your Contract on a quarterly (calendar) basis among the Subaccounts to maintain a specified percentage allocation among your selected variable investment options.

Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization. There is no charge for either of these programs.

Additional Information.  Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office. You may transfer amounts to a Contract from another contract issued by us to the extent permitted by the other contract. If you make a withdrawal from a Contract that relates to money transferred from another contract with a front-end sales load, we will not charge you a deferred sales charge on the withdrawal.

A transfer request must be received at our Administrative Office from you or the agent of record (pursuant to your instructions) and all other administrative requirements for transfer must be met to make the

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transfer. We reserve the right to lower the minimum transfer amount. Neither we nor the Separate Account will be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone.

May I Withdraw Any of My Money?

Prior to the earlier of the Annuity Date or the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal request on your Contract Value next determined after we receive a proper written request for withdrawal (and the Contract, in case of a full withdrawal) at our Administrative Office. We normally will pay you within seven days. You may pay a contingent deferred sales charge when you withdraw Contract Value. See WHAT CHARGES DO I PAY — Contingent Deferred Sales Charge. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

•	A partial withdrawal must be at least $250 and the remaining Contract Value must be at least $250.

•	After the Annuity Date, you may choose an annuity for a set number of years, or you may withdraw the present value of your annuity.

•

If you do not tell us otherwise, the withdrawal will be taken pro rata from the Subaccounts if you own a Variable Contract. If you own a Variable/Fixed Contract, and you do not tell us otherwise, the withdrawal will be taken first from the Fixed Holding Account. If the withdrawal exhausts your Fixed Holding Account value, any remaining withdrawal will be taken pro rata from the Subaccounts. If the withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from a fixed interest account beginning with the fixed interest account with the shortest interest period.

Systematic Withdrawals.  If your Contract Value is at least $25,000 and you have not taken a lump sum free withdrawal in the current contract year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. The total amount that you withdraw in a contract year cannot exceed your free withdrawal amount, and the minimum monthly amount of each withdrawal payment is $100. Your payments will begin on the next withdrawal date after we receive your request. See Free Withdrawals below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

403(b) Withdrawals.  There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals attributable to purchase payments made after December 31, 1988, pursuant to a salary reduction plan may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among Subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

Deferment of Payments and Transfers

We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if (a) the NYSE is closed (other than customary weekend and holiday closings); (b) trading on the NYSE is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

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What Charges Do I Pay?

The following discussion explains the Contract charges that you pay. You also indirectly pay expenses of the Funds that you select as investment options in the Separate Account. See the Funds’ Prospectus for information on Fund expenses.

Administration Charges.  These charges reimburse us for administering the Contracts and the Separate Account.

•

We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $30 or 2% of your Variable Account Value. We deduct this charge each year on the date specified in the Contract (and on the date the Variable Account Value or Contract Value is withdrawn in full if other than the date specified). To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the Subaccounts in which you invest.

Mortality and Expense Risk Charge

•

We deduct from the net asset value of the Separate Account a daily expense risk charge equal to an annual rate of 0.50% of the daily net asset value of the Separate Account. You pay this charge to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.

•

We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account (prior to September 1, 1990 the charge was 0.80%). This charge is to compensate us for the mortality-related guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under your Contract.

You pay the mortality and expense risk charges during both the accumulation and variable annuity payout phases of your Contract.

Contingent Deferred Sales Charge.  This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from our surplus, which may include proceeds from the expense and mortality risk charges. You may pay this charge if you make a full or partial withdrawal of the Contract Value or if you withdraw the present value of your annuity payments. Purchase payments will be treated as withdrawn on a first-in, first-out basis.

Variable/Fixed Contract.  The following tables show the schedule of the contingent deferred sales charge that will apply to the withdrawal of a purchase payment, after allowing for the free withdrawals described below.

First, if no purchase payments have been made after the first Contract Year, the deferred sales charge will equal:

Withdrawal During Contract Year	Deferred Sales Charge as a Percentage of Amount Withdrawn
1	7.0%
2	6.0%
3	5.0%
4	4.0%
5	3.0%
6	2.0%
7	1.0%
8 and later	No Charge

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Second, if purchase payments have been made in any Contract Year after the first, the deferred sales charge will equal:

Withdrawal During Contract Year	Deferred Sales Charge as a Percentage of Amount Withdrawn
1	7.0%
2	6.0%
3	5.0%
4	4.0%
5	3.5%
6	3.0%
7	2.5%
8	2.0%
9	1.5%
10	1.0%
11 and later	No Charge

Once in each Contract Year on or after the last day of the first Contract Year, you may withdraw 10% of the Contract Value (determined as of the date of withdrawal) free of the contingent deferred sales charge. The 10% free withdrawal may be taken either in one sum or, subject to meeting certain minimum amounts, in a series of scheduled amounts during the Contract Year. The total sum of the contingent deferred sales charges deducted from amounts withdrawn from the Separate Account will never exceed 8 1/2% of the total of all purchase payments credited to the Separate Account.

Variable Contract.  If the contingent deferred sales charge applies, it will equal the lesser of (a) 5% of the sum of purchase payments made within seven years prior to the date of withdrawal, or (b) 5% of the amount withdrawn. Under no circumstances will the cumulative charges ever exceed 5% of total purchase payments.

You will not pay a charge on that portion of the first withdrawal in a Contract Year that does not exceed 10% of total purchase payments made one year or more prior to the withdrawal. This 10% free withdrawal may be taken either in one sum or, subject to certain minimum amounts, in a series of scheduled amounts during the Contract Year. Further, no charge will be made under the Variable Contract on that portion of the first withdrawal in the eighth, ninth and tenth Contract Years that does not exceed the following percentages of the Contract Value:

Contract Year	Percentage
Eighth	25%
Ninth	50%
Tenth	75%

No charge will be made on any withdrawal in any Contract Year after the tenth Contract Year.

Other Information.  You may at any time withdraw all or any part of the Contract Value free from the contingent deferred sales charge if (i) you (or the Annuitant under a qualified retirement plan) are disabled as defined in Section 72 (m) (7) of the Code and as applied under the Social Security Act, (ii) the disability began after the Contract Date, and (iii) the disability has continued without interruption for four months.

The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not be unfairly discriminatory to any Contract Owners.

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Underlying Fund Charges.  The Funds assess fees and charges that you pay indirectly through your investment subaccount. For more information about these fees see EXPENSES in this prospectus and the fee table in a Fund’s prospectus.

Premium Taxes.  Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3.5%.

The Company or an affiliate may receive asset-based compensation from the Funds’ advisors or their affiliates for, among other things, customer service and recordkeeping services with respect to those assets. These payments are not charges under your Contract and do not increase the Underlying Fund or Contract charges described in this section or in the fee table.

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT

General Information

If you own a Variable/Fixed Contract you may allocate or transfer all or part of the amount credited to your Contract to one or more of the following fixed interest options in the Fixed Interest Account: (1) the Fixed Holding Account; (2) the One Year Guaranteed Account; (3) the Three Year Guaranteed Account; (4) the Five Year Guaranteed Account; and (5) the Seven Year Guaranteed Account. The minimum amount for an allocation to the Fixed Holding Account is $50; the minimum amount for an allocation to the One Year Guaranteed Account or the Three Year Guaranteed Account is $250; and the minimum amount for an allocation to the Five Year Guaranteed Account or the Seven Year Guaranteed Account is $5,000. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options. For each amount allocated to the Fixed Holding Account, interest will be credited at an effective annual interest rate declared by us on the first day of each calendar year. The declared rate of interest will apply through the end of the calendar year in which an allocation is made to the Fixed Holding Account, at which time a new rate will be declared by Penn Mutual. For each amount allocated to the One Year Guaranteed Account, the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month, thirty-six month, sixty month or eighty-four month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee an effective annual rate of interest on allocations to all fixed interest options of not less than 4%. In addition, the Contract provides that the rates declared during the first seven Contract Years for the One Year Guaranteed Account will not be less than an average of the 3 month and 2 Year U.S. Treasury Bill discount rate from the most recent regularly scheduled auction held before the beginning of the calendar month. If the auction program is discontinued, Penn Mutual will substitute an index which in its opinion is comparable and which is approved by state insurance regulatory authorities. We reserve the right to reduce our guaranteed minimum interest rate if permitted by your state. If required by law, we will notify you in advance of any such change.

If you own a Variable/Fixed Contract you may transfer Fixed Account funds to Subaccounts or to another fixed interest option within the Fixed Account, subject to the conditions and limitations in the fixed account provisions of the Contract. A premature withdrawal charge may be deducted from the interest earned on any amount that is withdrawn from the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account during the period for which an interest rate is guaranteed. The premature withdrawal charge will be determined by multiplying the premature withdrawal rate by the premature withdrawal amount. The premature withdrawal rate for the Three Year Guaranteed Account and the Five and Seven Year Guaranteed Accounts equals one quarter and one-half, respectively, of the most recent effective annual interest rate then applicable to the fixed interest account from which the withdrawal is being made (i.e., 3 months’ interest and 6 months’ interest, respectively). The premature withdrawal amount equals (a) minus the greater of (b) or (c) where: (a) is the total amount withdrawn from the fixed interest account, excluding the One Year Fixed Guaranteed; (b) is the amount for which the declared effective annual interest rate has expired in the immediately preceding 25 days (which reflects that you may make withdrawals up to 25 days after the maturity of a fixed

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interest account without application of the premature withdrawal charge); and (c) is 10% of purchase payments. In no event will the premature withdrawal charge exceed 10% of the amount withdrawn. In accordance with state law, we may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in our general account is not feasible. The One Year Fixed Interest Account is not available to Contracts issued on or after August 11, 2003.

Loans Under Section 403(b) Contracts

If your Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

When you borrow, an amount equal to your loan will be transferred as collateral from your Subaccounts to an account in our general account called the “Restricted Account.” Amounts transferred to the Restricted Account currently earn interest at a rate of 2 1/2 percentage points less than the rate of interest that we charge you on the loan. On your contract anniversary, the accrued interest in the Restricted Account will be transferred to your Subaccounts in accordance with your current payment allocation instructions.

Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Fixed Holding Account subaccount. You may then transfer amounts from the Fixed Holding Account subaccount to the other investment options offered under the Contract.

If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Subaccounts in accordance with your loan request and agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

FEDERAL INCOME TAX CONSIDERATIONS

The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your Beneficiary as a withdrawal, death benefit or an annuity payment.

Withdrawals and Death Benefits.  You may pay tax on a withdrawal, and your Beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either your grandchild or more than 37 1/2 years younger than you, you may be subject to the Generation Skipping Transfer Tax treatment under Section 2601 of the Code.

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Annuity Payments.  The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity Contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a Contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

Early Withdrawals.  An additional income tax of 10% (or 25% under certain circumstances) may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on

•

early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

•	withdrawals made on or after age 59 1/2;

•	distributions made after death; and

•	withdrawals attributable to total and permanent disability.

Transfers.  You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration special rules apply. If the transfer is less than adequate consideration, the taxable portion would be the Contract Value at the time of the transfer over the investment in the Contract at such time.

Separate Account Diversification.  Section 817(h) of the Code provides that the investments of a separate account (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans must be “adequately diversified” in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner’s gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular Subaccounts without being treated as owners of the underlying shares. No such regulations have been issued to date. The Internal Revenue Service has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a contract being treated as the owner of the assets in the subaccount under the investment control doctrine.

The ownership rights under your Contact are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that contract owners were not owners of the subaccount assets. Although we do not believe this to be the case, these differences could result in Contact owners being treated as the owners of the assets of the Subaccounts under the Contract. We, therefore, reserve the right to modify the Contact as necessary to attempt to prevent the owners of the Contact

24

from being considered the owners of a pro rata share of the assets of the Subaccounts under the Contact. It is possible that when regulations or additional rulings are issued, the Contracts may need to be modified to comply with them.

Qualified Plans.  The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the Code, tax-deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under Section 401 of the Code or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.

For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a Contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

Distribution must generally commence from individual retirement annuities and from contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age 70 1/2. Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.

Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan. Distributions from a Section 457 eligible deferred compensation plan are wages subject to general income tax withholding requirements.

This general summary of federal income tax considerations does not address every issue that may affect you. You should consult qualified tax counsel.

Distribution Arrangements

Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. (“HTK”) to act as principal underwriter for the distribution and sale of the Contracts. HTK is a wholly owned subsidiary of Penn Mutual and is located at 600 Dresher Road, Suite C1C, in Horsham, Pennsylvania, 19044. HTK sells the Contracts through its sales representatives. HTK has also entered into selling agreements with other broker-dealers who in turn sell the Contracts through their sales representatives. HTK is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the Contracts. Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as “trails” or “residuals”), or a combination of the two. Premium-based commissions on purchase payments made under the Contract will not exceed 6.7%.

In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records. Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

25

Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a “preferred” status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as web site placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the registered representative market the contracts.

Finally, within certain limits imposed by the FINRA, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual. These HTK registered representatives are also agents of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this Contract rather than other investment options.

Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the Contract, depending on the agreement between the registered representative and their broker-dealer firm. Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your registered representative how he/she will be compensated for the transaction.

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STATEMENT OF ADDITIONAL INFORMATION CONTENTS
VARIABLE ANNUITY PAYMENTS	B-2
First Variable Annuity Payments	B-2
Subsequent Variable Annuity Payments	B-2
Annuity Units	B-2
Value Of Annuity Units	B-2
Net Investment Factor	B-2
Assumed Interest Rate	B-3
Valuation Period	B-3
ADMINISTRATIVE AND RECORDKEEPING SERVICES	B-3
DISTRIBUTION OF CONTRACTS	B-4
CUSTODIAN	B-4
INDEPENDENT AUDITORS	B-4
LEGAL MATTERS	B-4
FINANCIAL STATEMENTS	B-4

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APPENDIX A

This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes of the Separate Account that are included in the Statement of Additional Information.

PENN SERIES MONEY MARKET FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of period	$24.573	$24.774	$24.435	$23.572	$22.809
Accumulation Unit Value, end of period	$24.270	$24.573	$24.774	$24.435	$23.572
Number of Accumulation Units outstanding, end of period	240,231	315,122	443,259	468,495	323,605

	Year Ended December 31,
	2005	2004	2003	2002	2001
Accumulation Unit Value, beginning of period	$22.462	$22.258	$22.616	$22.529	$21.937
Accumulation Unit Value, end of period	$22.809	$22.462	$22.528	$22.616	$22.529
Number of Accumulation Units outstanding, end of period	337,233	440,650	575,314	1,001,710	1,263,582

PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of period	$16.812	$16.708	$16.108	$15.502	$15.021
Accumulation Unit Value, end of period	$17.220	$16.812	$16.708	$16.108	$15.502
Number of Accumulation Units outstanding, end of period	207,432	206,504	252,452	326,313	346,764

	Year Ended December 31,
	2005	2004	2003	2002	2001
Accumulation Unit Value, beginning of period	$14.891	$14.736	$14.501	$13.819	$13.122
Accumulation Unit Value, end of period	$15.021	$14.891	$14.736	$14.501	$13.819
Number of Accumulation Units outstanding, end of period	311,508	377,834	501,159	683,529	419,087

A-1

PENN SERIES QUALITY BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of period	$35.020	$33.448	$32.227	$30.690	$29.524
Accumulation Unit Value, end of period	$36.680	$35.020	$33.448	$32.227	$30.690
Number of Accumulation Units outstanding, end of period	506,045	528,281	585,649	691,442	736,923

	Year Ended December 31,
	2005	2004	2003	2002	2001
Accumulation Unit Value, beginning of period	$29.165	$28.234	$26.926	$25.898	$24.078
Accumulation Unit Value, end of period	$29.524	$29.165	$28.234	$26.926	$25.898
Number of Accumulation Units outstanding, end of period	818,298	961,735	1,065,243	1,206,212	1,341,947

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of period	$59.729	$41.229	$55.009	$53.785	$49.524
Accumulation Unit Value, end of period	$67.346	$59.729	$41.229	$55.009	$53.785
Number of Accumulation Units outstanding, end of period	208,225	231,719	261,016	340,084	425,216

	Year Ended December 31,
	2005	2004	2003	2002	2001
Accumulation Unit Value, beginning of period	$48.635	$44.482	$36.581	$35.822	$33.923
Accumulation Unit Value, end of period	$49.524	$48.635	$44.482	$36.581	$35.822
Number of Accumulation Units outstanding, end of period	514,250	583,958	729,334	774,481	877,109

A-2

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of period	$143.884	$109.608	$153.793	$149.071	$130.835
Accumulation Unit Value, end of period	$161.884	$143.884	$109.608	$153.793	$149.071
Number of Accumulation Units outstanding, end of period	1,125,670	1,267,975	1,494,699	1,952,018	2,278,653

	Year Ended December 31,
	2005	2004	2003	2002	2001
Accumulation Unit Value, beginning of period	$122.841	$104.894	$81.754	$82.027	$75.311
Accumulation Unit Value, end of period	$130.835	$122.841	$104.894	$81.754	$82.027
Number of Accumulation Units outstanding, end of period	2,514,472	2,650,018	2,719,530	2,294,054	3,305,527

PENN SERIES BALANCED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$9.897	$8.488	$10.000
Accumulation Unit Value, end of period	$10.917	$9.897	$8.488
Number of Accumulation Units outstanding, end of period	977,336	1,119,158	1,348,906

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

A-3

PENN SERIES LARGE GROWTH STOCK FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period for Qualified and Nonqualified Retirement Plans

	Year Ended December 31,
	2010		2009		2008		2007		2006
	Qual	Non-Qual	Qual	Non-Qual	Qual	Non-Qaul	Qual	Non-Qual	Qual	Non-Qual
Accumulation Unit Value, beginning of period	$38.763	$38.444	$27.461	$27.235	$47.833	$47.439	$44.375	$44.010	$39.760	$39.433
Accumulation Unit Value, end of period	$44.771	$44.342	$38.763	$38.444	$27.461	$27.235	$47.833	$47.439	$44.375	$44.010
Number of Accumulation Units outstanding, end of period	364,620	115,704	407,452	128,767	462,225	139,248	549,132	159,850	632,535	192,085

	Year Ended December 31,
	2005		2004		2003		2002		2001
	Qual	Non-Qual	Qual	Non-Qual	Qual	Non-Qual	Qual	Non-Qual	Qual	Non-Qual
Accumulation Unit Value, beginning of period	$37.930	$37.617	$34.322	$34.039	$30.930	$30.675	$48.112	$47.716	$65.253	$64.715
Accumulation Unit Value, end of period	$39.760	$39.433	$37.930	$37.617	$34.322	$34.039	$30.930	$30.675	$48.112	$47.716
Number of Accumulation Units outstanding, end of period	704,398	216,176	774,981	234,602	954,642	282,510	1,251,261	334,151	1,366,134	438,677

(a)	Penn Series Growth Stock Fund Subaccount prior to September 25, 2008.

PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of period	$8.886	$6.542	$11.792	$11.404	$11.136
Accumulation Unit Value, end of period	$9.868	$8.886	$6.542	$11.792	$11.404
Number of Accumulation Units outstanding, end of period	189,915	194,766	189,495	217,052	328,102

	Year Ended December 31,
	2005	2004	2003	2002(a)
Accumulation Unit Value, beginning of period	$11.142	$10.383	$8.370	$10.000
Accumulation Unit Value, end of period	$11.136	$11.142	$10.383	$8.370
Number of Accumulation Units outstanding, end of period	354,234	378,789	259,358	59,181

(a)	For the period May 1, 2002 (date Subaccount was established) through December 31, 2002

A-4

PENN SERIES LARGE CORE GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$8.222	$6.127	$10.000
Accumulation Unit Value, end of period	$9.523	$8.222	$6.127
Number of Accumulation Units outstanding, end of period	2,570,586	2,990,016	3,436,782

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of period	$44.860	$33.996	$62.157	$60.678	$51.949
Accumulation Unit Value, end of period	$50.878	$44.860	$33.996	$62.157	$60.678
Number of Accumulation Units outstanding, end of period	681,939	777,187	910,394	1,106,434	1,345,261

	Year Ended December 31,
	2005	2004	2003	2002	2001
Accumulation Unit Value, beginning of period	$51.068	$45.821	$36.316	$43.241	$44.862
Accumulation Unit Value, end of period	$51.949	$51.068	$45.821	$36.316	$43.241
Number of Accumulation Units outstanding, end of period	1,539,420	1,792,241	2,084,422	2,399,446	2,846,994

PENN SERIES LARGE CORE VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$8.373	$7.262	$10.000
Accumulation Unit Value, end of period	$9.133	$8.373	$7.262
Number of Accumulation Units outstanding, end of period	1,780,458	2,126,264	2,546,868

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

A-5

PENN SERIES INDEX 500 FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of period	$14.559	$11.960	$18.518	$17.844	$15.661
Accumulation Unit Value, end of period	$16.503	$14.559	$11.960	$18.518	$17.844
Number of Accumulation Units outstanding, end of period	1,099,666	1,298,802	1,524,507	1,730,697	2,030,923

	Year Ended December 31,
	2005	2004	2003	2002	2001
Accumulation Unit Value, beginning of period	$15.177	$13.911	$10.970	$14.292	$16.443
Accumulation Unit Value, end of period	$15.661	$15.177	$13.911	$10.970	$14.292
Number of Accumulation Units outstanding, end of period	2,373,565	2,823,090	3,169,175	3,405,972	4,065,632

PENN SERIES MID CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of period	$15.198	$10.414	$20.623	$16.687	$15.820
Accumulation Unit Value, end of period	$19.039	$15.198	$10.414	$20.623	$16.687
Number of Accumulation Units outstanding, end of period	497,414	576,717	673,165	804,086	873,396

	Year Ended December 31,
	2005	2004	2003	2002	2001
Accumulation Unit Value, beginning of period	$14.240	$12.947	$8.781	$13.191	$18.581
Accumulation Unit Value, end of period	$15.820	$14.240	$12.947	$8.781	$13.191
Number of Accumulation Units outstanding, end of period	969,393	1,073,658	1,274,276	1,087,651	1,201,212

A-6

PENN SERIES MID CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of Period	$21.631	$14.901	$28.613	$27.924	$25.379
Accumulation Unit Value, end of period	$26.869	$21.631	$14.901	$28.613	$27.924
Number of Accumulation Units outstanding, end of period	499,707	581,760	666,104	838,484	1,010,390

	Year Ended December 31,
	2005	2004	2003	2002	2001
Accumulation Unit Value, beginning of Period	$22.876	$18.805	$13.915	$15.555	$16.266
Accumulation Unit Value, end of period	$25.379	$22.876	$18.805	$13.915	$15.555
Number of Accumulation Units outstanding, end of period	1,132,860	1,174,771	1,351,693	1,466,935	1,630,710

PENN SERIES MID CORE VALUE FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of period	$11.425	$9.180	$15.210	$15.272	$13.779
Accumulation Unit Value, end of period	$14.154	$11.425	$9.180	$15.210	$15.272
Number of Accumulation Units outstanding, end of period	161,693	178,156	207,200	288,929	312,906

	Year Ended December 31,
	2005	2004	2003	2002(b)
Accumulation Unit Value, beginning of period	$12.894	$10.508	$8.503	$10.000
Accumulation Unit Value, end of period	$13.779	$12.894	$10.508	$8.503
Number of Accumulation Units outstanding, end of period	366,455	308,103	173,321	69,035

(a)	Penn Series Strategic Value Fund prior to September 25, 2008.
(b)	For the period May 1, 2002 (date Subaccount was established) through December 31, 2002.

A-7

PENN SERIES SMID CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$9.851	$6.471	$10.000
Accumulation Unit Value, end of period	$12.147	$9.851	$6.471
Number of Accumulation Units outstanding, end of period	68,404	64,803	5,570

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES SMID CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$9.784	$6.805	$10.000
Accumulation Unit Value, end of period	$12.259	$9.784	$6.805
Number of Accumulation Units outstanding, end of period	70,440	42,555	2,954

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES SMALL CAP GROWTH FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of period	$23.169	$14.778	$29.978	$28.182	$28.891
Accumulation Unit Value, end of period	$27.259	$23.169	$14.778	$29.978	$28.182
Number of Accumulation Units outstanding, end of period	434,963	493,955	536,727	624,495	817,610

	Year Ended December 31,
	2005	2004	2003	2002	2001
Accumulation Unit Value, beginning of period	$27.527	$25.456	$17.474	$30.550	$36.756
Accumulation Unit Value, end of period	$28.891	$27.527	$25.456	$17.474	$30.550
Number of Accumulation Units outstanding, end of period	967,455	1,171,164	1,368,904	1,470,450	1,722,296

(a)	Penn Series Emerging Growth Fund Subaccount prior to August 1, 2004.

A-8

PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of period	$29.302	$23.377	$32.494	$34.747	$29.960
Accumulation Unit Value, end of period	$36.676	$29.302	$23.377	$32.494	$34.747
Number of Accumulation Units outstanding, end of period	467,605	542,836	658,076	855,666	1,070,370

	Year Ended December 31,
	2005	2004	2003	2002	2001
Accumulation Unit Value, beginning of period	$29.261	$25.791	$14.936	$18.170	$15.760
Accumulation Unit Value, end of period	$29.960	$29.261	$25.791	$14.936	$18.170
Number of Accumulation Units outstanding, end of period	1,188,984	1,374,755	1,542,137	1,543,061	1,784,282

PENN SERIES SMALL CAP INDEX FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$8.686	$6.972	$10.000
Accumulation Unit Value, end of period	$10.826	$8.686	$6.972
Number of Accumulation Units outstanding, end of period	19,662	6,846	—

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES DEVELOPED INTERNATIONAL INDEX FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$9.034	$7.118	$10.000
Accumulation Unit Value, end of period	$9.586	$9.034	$7.118
Number of Accumulation Units outstanding, end of period	33,185	25,031	2,862

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

A-9

PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of period	$32.153	$26.744	$46.120	$38.902	$30.220
Accumulation Unit Value, end of period	$35.271	$32.153	$26.744	$46.120	$38.902
Number of Accumulation Units outstanding, end of period	892,580	1,004,512	1,196,217	1,519,330	1,697,957

	Year Ended December 31,
	2005	2004	2003	2002	2001
Accumulation Unit Value, beginning of period	$26.205	$20.410	$15.556	$17.491	$24.641
Accumulation Unit Value, end of period	$30.220	$26.205	$20.410	$15.556	$17.491
Number of Accumulation Units outstanding, end of period	1,773,262	1,934,076	2,184,851	2,481,498	3,049,380

PENN SERIES EMERGING MARKETS EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$9.793	$5.987	$10.000
Accumulation Unit Value, end of period	$11.525	$9.793	$5.987
Number of Accumulation Units outstanding, end of period	859,404	1,038,690	1,083,544

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

A-10

PENN SERIES REAL ESTATE SECURITIES FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of period	$14.531	$11.629	$19.426	$23.952	$18.317
Accumulation Unit Value, end of period	$17.961	$14.531	$11.629	$19.426	$23.952
Number of Accumulation Units outstanding, end of period	176,542	201,257	230,749	266,298	422,525

	Year Ended December 31,
	2005	2004	2003	2002(b)
Accumulation Unit Value, beginning of period	$16.418	$12.266	$9.167	$10.000
Accumulation Unit Value, end of period	$18.317	$16.418	$12.266	$9.167
Number of Accumulation Units outstanding, end of period	371,627	361,613	241,611	74,393

(a)	Penn Series REIT Fund prior to May 1, 2011.
(b)	For the period May 1, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES AGGRESSIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$8.951	$7.030	$10.000
Accumulation Unit Value, end of period	$10.251	$8.951	$7.030
Number of Accumulation Units outstanding, end of period	28,198	14,167	2,095

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES MODERATELY AGGRESSIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$9.751	$7.759	$10.000
Accumulation Unit Value, end of period	$11.027	$9.751	$7.759
Number of Accumulation Units outstanding, end of period	72,750	94,004	16,743

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

A-11

PENN SERIES MODERATE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$9.629	$8.086	$10.000
Accumulation Unit Value, end of period	$10.673	$9.629	$8.086
Number of Accumulation Units outstanding, end of period	187,965	133,711	31,276

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES MODERATELY CONSERVATIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$9.884	$8.614	$10.000
Accumulation Unit Value, end of period	$10.671	$9.884	$8.614
Number of Accumulation Units outstanding, end of period	200,560	194,661	61,220

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES CONSERVATIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$10.169	$9.264	$10.000
Accumulation Unit Value, end of period	$10.735	$10.169	$9.264
Number of Accumulation Units outstanding, end of period	29,753	36,532	561

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

A-12

PennMutual

Prospectus

Penn Mutual
Variable Annuity Account III

May 1, 2011

Retirement Planner Variable Annuity

PROSPECTUS — MAY 1, 2011

Individual Annuity Contract With Variable Benefit Provisions - Flexible Purchase Payments

RETIREMENT PLANNER VA

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

Philadelphia, Pennsylvania 19172 • Telephone (800) 523-0650

This prospectus describes an individual fixed and variable annuity contract (the “Contract”) offered by The Penn Mutual Life Insurance Company (“Penn Mutual” or the “Company”) and contains information that you should know before purchasing a contract. Please read it carefully and save it for future reference.

The Contract is an agreement between you and Penn Mutual. You agree to make one or more payments to us and we agree to pay annuity and other benefits at a future date. The Contract

•	has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see investment options on next page),
•	is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out, and
•	allows you to choose to receive your annuity payments over different periods of time, including your lifetime.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. It is a crime for anyone to tell you otherwise.

The Contract is not suitable for short-term investment. You may pay a deferred sales charge on early withdrawals. If you withdraw money before age 59 1/2, you may pay a 10% additional income tax. Your Contract is not a bank deposit and is not federally insured.

You may return your Contract within ten days of receipt for a full refund of the Contract Value (or purchase payments, if required by law). Longer free look periods apply in some states. To return your Contract, simply deliver or mail it to our office or to our representative who delivered the contract to you. The date of the cancellation will be the date we receive your Contract. Your purchase payment will be allocated to the Subaccounts you have selected on the date we issue your Contract.

You may obtain a Statement of Additional Information, dated May 1, 2011, from us free of charge by writing to The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or you can call us at 800-523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission (the “Commission”) and we incorporate it by reference into this prospectus. The table of contents of the Statement of Additional Information is at the end of this prospectus.

The Commission maintains a web site (http://www.sec.gov) that contains this prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under the Contract, you may direct us to invest your payments in one or more of the following underlying funds (the “Funds”) through Penn Mutual Variable Annuity Account III (the “Separate Account”).

Penn Series Funds, Inc.	Manager
Money Market Fund	Independence Capital Management
Limited Maturity Bond Fund	Independence Capital Management
Quality Bond Fund	Independence Capital Management
High Yield Bond Fund	T. Rowe Price Associates, Inc.
Flexibly Managed Fund	T. Rowe Price Associates, Inc.
Balanced Fund	Independence Capital Management
Large Growth Stock Fund	T. Rowe Price Associates, Inc.
Large Cap Growth Fund	Turner Investment Partners, Inc.
Large Core Growth Fund	Wells Capital Management Incorporated
Large Cap Value Fund	OppenheimerFunds, Inc.
Large Core Value Fund	Eaton Vance Management
Index 500 Fund	SSgA Funds Management, Inc.
Mid Cap Growth Fund	Turner Investment Partners, Inc.
Mid Cap Value Fund	Neuberger Berman Management Inc.
Mid Core Value Fund	Lord, Abbett & Co. LLC
SMID Cap Growth Fund	Wells Capital Management Incorporated
SMID Cap Value Fund	AllianceBernstein L.P.
Small Cap Growth Fund	Allianz Global Investors Capital
Small Cap Value Fund	Goldman Sachs Asset Management L.P.
Small Cap Index Fund	SSgA Funds Management, Inc.
Developed International Index Fund	SSgA Funds Management, Inc.
International Equity Fund	Vontobel Asset Management, Inc.
Emerging Markets Equity Fund	Morgan Stanley Investment Management
Real Estate Securities Fund	Cohen & Steers Capital Management, Inc.
Aggressive Allocation Fund	Independence Capital Management
Moderately Aggressive Allocation Fund	Independence Capital Management
Moderate Allocation Fund	Independence Capital Management
Moderately Conservative Allocation Fund	Independence Capital Management
Conservative Allocation Fund	Independence Capital Management

A prospectus for each of these Funds accompanies this prospectus.

2

PROSPECTUS CONTENTS

GLOSSARY	5

EXPENSES	7

EXAMPLES OF FEES AND EXPENSES	9

3

APPENDIX A	A-1

4

GLOSSARY

Accumulation Period:  A period that begins with your first purchase payment and ends on the Annuity Date.

Accumulation Unit:  A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.

Administrative Office:  A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

Annuitant:  The person during whose life annuity payments are made.

Annuity Date:  The date on which annuity payments start.

Annuity Payout Period:  The period of time, starting on the Annuity Date, during which we make annuity payments.

Annuity Unit:  A unit of measure used to calculate the amount of each variable annuity payment.

Beneficiary:  The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

Code:  The Internal Revenue Code of 1986, as amended.

Contract:  The combination variable and fixed annuity contract described in this prospectus.

Contract Owner:  The person named in the Contract as the Contract Owner.

Contract Value:  The sum of the Variable Account Value and the Fixed Interest Account Value.

Contract Year:  Each twelve-month period following the contract date.

Dollar Cost Averaging Accounts:  The two fixed account options available under the Contract that are used in conjunction with our dollar cost averaging program. We offer a Six Month Dollar Cost Averaging Account and a Twelve Month Dollar Cost Averaging Account.

Fixed Interest Account Value:  The value of amounts held under the Contract in the fixed interest account.

Fund:  An open-end management investment company registered with the Securities and Exchange Commission (commonly known as a “mutual fund”) in which a Subaccount of a Separate Account invests all of its assets.

Separate Account:  Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended.

Subaccount:  A division of the Separate Account which holds shares of the Funds.

Valuation Period:  The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

Variable Account Value:  The value of amounts held under the Contract in all Subaccounts of the Separate Account.

5

We or Us:  “We” or “us” means The Penn Mutual Life Insurance Company, also referred to in this prospectus as Penn Mutual or the Company.

You:  “You” means the Contract Owner or prospective Contract Owner.

6

EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchase Payments	None

Maximum Contingent Deferred Sales Charge	7%(a)

Transfer Fee	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Maximum Annual Contract Administration Charge	$30(b)
Separate Account Annual Expenses (as a percentage of Variable Account Value)
Mortality and Expense Risk Charge	1.25%
Account Fees and Expenses	None

Total Separate Account Annual Expenses (without riders)	1.25%
Contract Rider Charges (Optional)
Estate Enhancement Death Benefit Rider (for Annuitants Age 60 and Under)	0.20%(c)
Estate Enhancement Death Benefit Rider (for Annuitants Age 61 to 70)	0.30%(d)
Estate Enhancement Death Benefit Rider (for Annuitants Age 71 to 80)	0.60%(e)
Total Separate Account Annual Expenses, Including Maximum Charge for Estate Enhancement Death Benefit Rider (as a percentage of Variable Account Value)	1.85%(f)

Optional Death Benefit Enhancement Riders(g)	Monthly Charge Per $1,000 of Benefit
	Minimum	Maximum
	$0.208	$17.292

(a)	You pay this charge as a percentage of the amount that you withdraw. This charge will never be more than 9% of the purchase payments that you allocate to the Separate Account. After your first contract year, you will not pay this charge on your first withdrawal in a contract year unless it exceeds 10% of your Contract Value. See What Charges Do I Pay? in this prospectus.
(b)	You pay $30 or 2% of the Variable Account Value, whichever is less. See What Charges Do I Pay? in this prospectus.
(c)	The current annual charge for this rider is 0.15% and may not be increased beyond the maximum of 0.20%. See What Charges Do I Pay? in this prospectus.
(d)	The current annual charge for this rider is 0.25% and may not be increased beyond the maximum of 0.30%. See What Charges Do I Pay? in this prospectus.
(e)	The current annual charge for this rider is 0.55% and may not be increased beyond the maximum of 0.60%. See What Charges Do I Pay? in this prospectus.
(f)	This is the total of the maximum total Separate Account Annual Expenses that may be charged assuming you purchase the Estate Enhancement Death Benefit Rider (for Annuitants Age 71 to 80). Your total current charges will be between 1.25% and 1.85%, depending on whether you choose an optional Estate Enhancement Death Benefit Rider and, if you do, the Annuitant’s age. See What Charges Do I Pay? in this prospectus.
(g)	A Contract Owner may elect one of two Optional Death Benefit Enhancement Riders. The charge for those riders depends on the attained age of the Annuitant and on the amount of the Death Benefit Enhancement. It will be assessed on a pro rata basis among the Subaccounts of the Separate Account. See What Charges Do I Pay? in this prospectus.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees and other expenses)	0.36%	1.86%

7

Penn Series Funds, Inc.

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Investment Advisory Fees	Other Expenses	Acquired Fund Fees and Expenses(1)	Total Fund Expenses	Fee Waivers		Net Fund Expenses
Money Market	0.18%	0.29%	0.01%	0.48%	0.00%		0.48%
Limited Maturity Bond	0.30%	0.28%	0.02%	0.60%	0.00%		0.60%
Quality Bond	0.31%	0.27%	0.03%	0.61%	0.00%		0.61%
High Yield Bond	0.50%	0.35%	0.00%	0.85%	0.00%		0.85%
Flexibly Managed	0.60%	0.25%	0.00%	0.85%	0.00%		0.85%
Balanced	0.00%	0.24%	0.44%	0.68%	0.06%	(2)	0.62%
Large Growth Stock	0.63%	0.31%	0.00%	0.94%	0.00%		0.94%
Large Cap Growth	0.55%	0.40%	0.00%	0.95%	(0.05%	)(4)	1.00%	(3)
Large Core Growth	0.60%	0.29%	0.00%	0.89%	0.00%		0.89%	(3)
Large Cap Value	0.60%	0.29%	0.01%	0.90%	0.00%		0.90%
Large Core Value	0.60%	0.29%	0.00%	0.89%	0.00%		0.89%
Index 500	0.07%	0.29%	0.00%	0.36%	0.00%		0.36%
Mid Cap Growth	0.70%	0.30%	0.00%	1.00%	0.00%		1.00%	(3)
Mid Cap Value	0.55%	0.29%	0.01%	0.85%	0.00%		0.85%
Mid Core Value	0.72%	0.39%	0.01%	1.12%	0.00%		1.12%	(3)
SMID Cap Growth	0.75%	0.48%	0.01%	1.24%	0.18%	(2)	1.06%	(3)
SMID Cap Value	0.95%	0.41%	0.01%	1.37%	0.22%	(2)	1.15%	(3)
Small Cap Growth	0.75%	0.33%	0.00%	1.08%	0.00%		1.08%	(3)
Small Cap Value	0.85%	0.30%	0.01%	1.16%	0.00%		1.16%
Small Cap Index	0.30%	1.00%	0.01%	1.31%	0.75%	(2)	0.56%
Developed International Index	0.30%	0.91%	0.00%	1.21%	0.62%	(2)	0.59%
International Equity	0.85%	0.39%	0.01%	1.25%	0.00%		1.25%
Emerging Markets Equity	1.18%	0.89%	0.01%	2.08%	0.22%	(2)	1.86%
Real Estate Securities	0.70%	0.31%	0.00%	1.01%	0.00%		1.01%	(3)
Aggressive Allocation	0.10%	0.30%	0.92%	1.32%	0.07%	(2)	1.25%
Moderately Aggressive Allocation	0.10%	0.22%	0.86%	1.18%	(0.01%	)(5)	1.19%
Moderate Allocation	0.10%	0.22%	0.79%	1.11%	0.00%		1.11%
Moderately Conservative Allocation	0.10%	0.24%	0.69%	1.03%	0.01%	(2)	1.02%
Conservative Allocation	0.10%	0.25%	0.61%	0.96%	0.02%	(2)	0.94%

(1)	Acquired Fund Fees and Expenses reflect the fees and expenses that were incurred indirectly by the Fund through its investments in other investment companies in the prior fiscal year.
(2)	There is an agreement under which a portion of the Fund’s fees and expenses will be waived and/or reimbursed to the extent necessary to keep total operating expenses of certain Funds from exceeding the amounts shown below. This agreement is limited to a Fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (excluding the Balanced Fund), which are indirect expenses incurred by each Fund through its investments in the underlying funds. Further, this agreement continues indefinitely so long as the Board of Directors, including a majority of the Directors who are not “interested persons” of the Company, approves it at least annually.

Balanced	0.62%
SMID Cap Growth	1.05%
SMID Cap Value	1.14%
Small Cap Index	0.55%
Developed International Index	0.59%
Emerging Markets Equity	1.85%
Aggressive Allocation	0.33%
Moderately Conservative Allocation	0.33%
Conservative Allocation	0.33%

8

(3)	Certain sub-advisers have directed certain portfolio trades to a broker. A portion of the commissions paid to that broker has been recaptured by the Funds. The total expenses for the Funds after the recapture (not including each Fund’s acquired fund fees and expenses) were:

Large Cap Growth	0.96%
Large Core Growth	0.85%
Mid Cap Growth	0.97%
Mid Core Value	1.10%
SMID Cap Growth	0.96%
SMID Cap Value	1.13%
Small Cap Growth	1.06%
Real Estate Securities	0.99%

(4)	Pursuant to an agreement with Penn Mutual, this portion of the previously waived administrative fee was recouped during 2010.
(5)	Pursuant to an agreement with Penn Mutual and Independence Capital Management, Inc., this portion of the previously waived management fee was recouped during 2010.

Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectus of Penn Series Funds, Inc. for additional information on Fund expenses.

You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See What Charges Do I Pay? in this prospectus.

EXAMPLES OF FEES AND EXPENSES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period and have purchased riders with maximum charges*:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$1,033	$1,666	$2,355	$4,253
Assuming Minimum Total Annual Fund Expenses	$895	$1,249	$1,661	$2,891

(2)	If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have purchased riders with maximum charges*:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$396	$1,200	$2,021	$4,152
Assuming Minimum Total Annual Fund Expenses	$247	$759	$1,299	$2,773

(3)	If you surrender your Contract at the end of the applicable time period and have not purchased any riders:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$978	$1,501	$2,084	$3,735
Assuming Minimum Total Annual Fund Expenses	$839	$1,076	$1,368	$2,281

9

(4)	If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have not purchased any riders:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$336	$1,026	$1,739	$3,627
Assuming Minimum Total Annual Fund Expenses	$187	$578	$994	$2,155

*	The examples do not reflect charges for any Optional Death Benefit Enhancement Riders because the examples assume a 5% rate of return. There is no charge for either Optional Death Benefit Enhancement Riders for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

CONDENSED FINANCIAL INFORMATION

Appendix A to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contract.

THE PENN MUTUAL LIFE INSURANCE COMPANY

Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is The Penn Mutual Life Insurance Company Attn: Customer Service Group, Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contract.

THE SEPARATE ACCOUNT

Penn Mutual established Penn Mutual Variable Annuity Account III (the “Separate Account”) on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a “separate account” within the meaning of the federal securities laws. The Separate Account is divided into Subaccounts that invest in shares of different mutual funds.

•	The income, gains and losses, whether or not realized, of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any Subaccount.

•	The Separate Account and its Subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

The financial statements of the Subaccounts of the Separate Account for the year ended December 31, 2010 are included in the Statement of Additional Information referred to on the cover page of this prospectus.

Investment Options in the Separate Account

The Separate Account currently has Subaccounts that invest in the following Funds:

Penn Series Funds, Inc.

Money Market Fund — seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

10

Limited Maturity Bond Fund — seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

Quality Bond Fund — seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

High Yield Bond Fund — seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; high-yield/high-risk fixed income securities, which are commonly referred to as “junk” bonds, generally involve greater risks of loss of income and principal than higher rated securities.

Flexibly Managed Fund — seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

Balanced Fund — seeks to achieve long-term growth and current income by using a “fund-of-funds” strategy.

Large Growth Stock Fund — seeks long-term growth of capital by investing primarily in common stocks of well established growth companies.

Large Cap Growth Fund — seeks to achieve long-term growth of capital (capital appreciation) by investing in equity securities of large capitalization growth companies with above-average growth potential.

Large Core Growth Fund — seeks to achieve long-term growth of capital (capital appreciation) by investing primarily in common and preferred stocks of large capitalization U.S. companies.

Large Cap Value Fund — seeks long-term primarily by investing in equity securities of companies believed to be undervalued.

Large Core Value Fund — seeks to achieve total return by investing primarily in value stocks of large capitalization companies and dividend-paying stocks.

Index 500 Fund — seeks total return (capital appreciation and income) which corresponds to that of the S&P 500 Index while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange; “S&P 500 Index” and “500” are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc.; the Fund is not sponsored, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Mid Cap Growth Fund — seeks to maximize capital appreciation by investing primarily in common stocks of mid-cap U.S. companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index that have strong earnings growth potential.

Mid Cap Value Fund — seeks to achieve growth of capital by investing primarily in mid-cap U.S. companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index that are undervalued.

Mid Core Value Fund — seeks to achieve growth of capital by investing in equity securities of mid-cap companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index; the Fund seeks to invest in well-managed companies whose stock prices are undervalued.

SMID Cap Growth Fund — seeks to achieve long term returns by investing primarily in common stocks of small and medium capitalization U.S. companies.

11

SMID Cap Value Fund — seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of small and medium capitalization U.S. companies, generally representing 60 to 125 companies.

Small Cap Growth Fund — seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.
Small Cap Value Fund — seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations in the range of those companies included in the Russell 2000 Value Index.

Small Cap Index Fund — seeks to replicate the returns and characteristics of a small cap index by investing at least 80% of its net assets in securities listed in the Russell 2000® Index.

Developed International Index Fund — seeks to replicate the returns and characteristics of an international index composed of securities from developed countries by investing at least 80% of its net assets in securities listed in the Morgan Stanley Capital International® Europe, Australasia, Far East (MSCI EAFE) Index.

International Equity Fund — seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities; the investments will consist principally of equity securities of European and Pacific Basin countries.

Emerging Markets Equity Fund — seeks to achieve capital appreciation by investing in equity securities located in emerging market countries.

Real Estate Securities Fund — seeks to achieve a high total return consistent with reasonable investment risks by investing in common stocks and other equity securities issued by real estate companies, including real estate investment trusts (“REITs”).

Aggressive Allocation Fund — seeks to achieve long-term capital growth by using a “fund-of-funds” strategy.

Moderately Aggressive Allocation Fund — seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Moderate Allocation Fund — seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Moderately Conservative Allocation Fund — seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Conservative Allocation Fund — seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed, Large Growth Stock and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Large Core Growth and SMID Cap Growth Fund. Turner Investment Partners, Inc., Berwyn, Pennsylvania is sub-adviser to the Large Cap Growth Fund and Mid Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund. Lord, Abbett & Co., Jersey City, New Jersey, is investment sub-adviser to the Mid Core Value Fund. Goldman Sachs Asset Management, L.P., New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. Cohen & Steers Capital Management, Inc., New York, New York, is investment sub-adviser to the Real Estate Securities Fund. Allianz Global Investors Capital,

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New York, New York, is investment sub-adviser to the Small Cap Growth Fund. Eaton Vance Management, Boston, Massachusetts, is investment sub-adviser to the Large Core Value Fund. AllianceBernstein L.P., New York, New York, is investment sub-adviser to the SMID Cap Value Fund. Morgan Stanley Investment Management, New York, New York, is investment sub-adviser to the Emerging Markets Equity Fund. SSgA Funds Management, Inc., Boston, Massachusetts, is investment sub-adviser to the Index 500, Small Cap Index and Developed International Index Funds. OppenheimerFunds, Inc., New York, New York, is investment sub-adviser to the Large Cap Value Fund.

Shares of Penn Series are sold to other variable life and variable annuity separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company. For more information on the possible conflicts involved when the Separate Account invests in Funds offered to other separate accounts, see the Fund prospectuses and statements of additional information.

Read the prospectuses of these Funds carefully before investing.  You may obtain copies of the prospectuses which contain additional information about the Funds including their investment objectives and policies and expenses, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group – C3R, Philadelphia, PA, 19172. Or, you may call, toll free, 800-523-0650.

Voting Instructions

You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a Subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the Subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.

Accumulation Units — Valuation

Your allocations and transfers to the Separate Account are held as Accumulation Units of the Subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our Administrative Office. Allocation, withdrawal and transfer instructions received from you or the agent of record (pursuant to your instructions) at our Administrative Office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit price computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

The value of an Accumulation Unit is $10 when a Subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the Subaccount for the current Valuation Period. The net investment factor measures (1) investment performance of Fund shares held in the Subaccount, (2) any taxes on income or gains from investments held in the Subaccount, and (3) the mortality and expense risk charge at an annual rate of 1.25%.

THE FIXED INTEREST ACCOUNT

The fixed interest account is part of the Company’s general investment account. Interests in the fixed interest account are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This prospectus generally discusses only the variable portion of the Contract. The staff of the Commission has not reviewed the disclosure in this prospectus relating to the fixed interest account. Disclosure regarding the fixed interest account, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT.

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THE CONTRACT

An individual variable and fixed annuity contract may be an attractive long-term investment vehicle for many people. Our Contract allows you to invest in the Separate Account, through which you may invest in one or more of the available Funds. See THE SEPARATE ACCOUNT in this prospectus.

In addition, the Contract allows you to allocate your purchase payment(s) and transfer amounts to a fixed interest account. The fixed interest account is funded and guaranteed by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNT and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT in this prospectus.

You decide, within Contract limits,

•	how often you make a purchase payment and how much you invest;

•	the Funds and/or fixed interest account in which your purchase payments are invested;

•	whether or not to transfer money among the available Funds and fixed interest account;

•	the type of annuity that we pay and who receives it;

•	the Beneficiary or Beneficiaries to whom we pay death benefits; and

•	the amount and frequency of withdrawals from the Contract Value.

Your Contract has

•	an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

•	an Annuity Payout Period, during which we make annuity payments to you. Your Annuity Payout Period begins on your Annuity Date.

We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with any necessary approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available. We will notify you of any material contract amendment and mutual fund substitutions.

You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172; or you may call (800) 523-0650.

How Do I Purchase a Contract?

Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our Administrative Office. All subsequent purchase payments should be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 9773, Providence, RI 02940-9773, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, 101 Sabin Street, Pawtucket, RI 02860. We usually accept an application to purchase a Contract within two business days after we receive it at our Administrative Office. If you send us an incomplete application, we will deposit your purchase payment in a non-interest bearing suspense account, and will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

For Contracts issued in connection with qualified retirement plans, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $50. The Contract form describes a total purchase payment maximum of $2 million. Currently, we will accept total purchase payments under your Contract of up to $5 million. You must obtain our prior approval to make total purchase payments in excess of $5 million

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We may, at our discretion, reduce the minimum requirements for initial and subsequent purchase payments.

What Types of Annuity Payments May I Choose?

You may choose:

•	an annuity for a set number of years (5 to 30 years);

•	a life annuity;

•	a life annuity with payments guaranteed for 10 or 20 years;

•	a joint and survivor life annuity; or

•

any other form of annuity that we may agree upon. You may choose a person other than yourself to be the Annuitant. Your annuity payments will not start until you choose an annuity option. The shorter the expected length of the Annuity Payout Period, the larger each payment will be.

You will pay a mortality and expense risk charge during both the Accumulation Period and the Annuity Payout Period under your Contract. We charge this fee while you receive a variable annuity even though we may no longer bear a mortality risk.

Variable Annuity Payments.  The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on factors such as the size of your investment, the type of annuity you choose, the expected length of the annuity period, frequency with which you receive payments, and the annuity purchase rates and charges in your Contract.

Your initial variable annuity payment will be based on the assumed annual net investment return you choose. You will be able to choose an assumed annual net investment return of 3.5% or 5%. If the annual net investment return during the Annuity Payout Period is greater than the assumed rate, the amount of your payments will increase. If the annual net investment return is less, the amount of your payments will decrease. If you choose the 5% assumed rate, your initial payment will be higher, but you will need better investment performance in order to keep annuity payments from declining.

Fixed Annuity Payments Under a Contract.  The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, and the expected length of the annuity period.

Other Information.  If your Contract is not issued under a qualified retirement plan, annuity payments must commence not later than the first day of the next month after the later of Annuitant’s 95th birthday or 10 years after your Contract is issued. If your Contract is issued under a qualified retirement plan, you must begin to take minimum distributions not later than the first day of April following the year in which the Annuitant turns 70 1/2.

You or your surviving Beneficiary may change the Annuity Date or your annuity option by giving us written notice at our Administrative Office at least 30 days prior to the current Annuity Date. The Annuity Date under a Contract may not be earlier than the first contract anniversary.

If the Contract Value is less than $5,000, we may pay you in a lump sum. We usually make annuity payments on the first day of each month, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. To the extent you choose to receive payments less frequently, the larger each payment amount will generally be. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the tax treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

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What Are the Death Benefits Under My Contract?

You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change your Beneficiary at any time before the death of the Annuitant.

Contracts sold in most states provide that if the Annuitant dies (or in some cases, you die and you are not the Annuitant) prior to the Annuity Date, we will pay your Beneficiary a guaranteed minimum death benefit, which is the greater of

•	the sum of all purchase payments, adjusted for forfeitures, withdrawals and contract transfers, or

•

the Contract Value for the Valuation Period in which proof of death, i.e., a death certificate or other official document establishing death, and any other required information needed to make payment is received at our Administrative Office.

The death benefit may be paid in a lump sum or in the form of annuity payments. We normally will pay the death benefit in a lump sum within seven days after we receive proof of the date of death and all required information. We will delay payment of the lump sum upon request, but not for longer than five years.

If the Beneficiary is not the spouse of the decedent, he or she may choose an annuity option rather than a lump sum payment. If he or she selects an annuity option, payments must begin within one year of the decedent’s death. Payments may not be made over a period longer than the Beneficiary’s life or life expectancy (whichever is longer).

If the Beneficiary is the spouse of the decedent, he or she may select any annuity option that was available to the decedent or elect to become the Contract Owner. If the spouse elects to become the Contract Owner and continue the Contract, the Contract Value will equal the death benefit due on the Annuitant’s death, including any amounts due under any Optional Death Benefit Enhancement Rider or Estate Enhancement Death Benefit Rider. Thereafter, the continued Contract will not have a guaranteed minimum death benefit nor will any Optional Death Benefit Riders be available.

If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in a lump sum the present value of the remaining payments.

Optional Death Benefit Enhancement Riders.  If the Annuitant is age 75 or less, you may purchase a Death Benefit Enhancement Rider as part of your Contract at the time we issue the Contract. If you purchase a Death Benefit Enhancement Rider, we will pay your Beneficiary(ies), upon the Annuitant’s death, a Death Benefit Enhancement, as described below, in addition to any other death benefit payment under the Contract. An Optional Death Benefit Enhancement Rider provides a benefit when (1) cumulative prior performance has been negative such that the Minimum Death Benefit Amount (defined below) exceeds the Variable Account Value, as determined on the first day of a calendar month, and (2) the Annuitant dies during that month.

We offer two different death benefit enhancement riders: the Rising Floor Death Benefit Enhancement Rider and the Step-Up Death Benefit Enhancement Rider. You may purchase only one of these riders at the time you purchase your Contract. The riders are payable through age 95. The Death Benefit Enhancement from either of these riders is limited to $1 million.

Rising Floor Death Benefit Enhancement Rider.  If you purchase this rider, the Death Benefit Enhancement is determined on the first day of each calendar month following the contract date and remains level during that month. The Death Benefit Enhancement for any month is the Minimum Death Benefit Amount, defined below, as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month, or (b) the sum of the purchase payments paid into the Separate Account less any withdrawals from the Separate Account.

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On the first day of the calendar month following the contract date, the Minimum Death Benefit Amount equals purchase payments paid into the Separate Account minus withdrawals taken from the Separate Account.

On the first day of subsequent calendar months, the Minimum Death Benefit Amount is determined by taking (a) plus (b) minus (c) where:

(a)	is the Minimum Death Benefit Amount as of the first day of the prior calendar month plus an interest adjustment at an effective annual rate of 5% applied until the Annuitant reaches age 80;

(b)	is purchase payments paid into the Separate Account during the prior calendar month; and

(c)	is an adjustment for withdrawals taken from the Separate Account during the prior calendar month. The adjustment is the greater of (1) the amount of the withdrawal or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the day of the withdrawal, multiplied by the amount of the withdrawal.

Because the Minimum Death Benefit Amount under this rider is calculated based upon the allocations to the Separate Account, increasing your purchase payments allocated to the Separate Account will increase the value of the Minimum Death Benefit Amount.

Step-Up Death Benefit Enhancement Rider.  If you purchase this rider, the Death Benefit Enhancement is determined on the first day of the calendar month following each contract anniversary before age 80 and adjusted on the first day of each calendar month following any purchase payment or withdrawal. The Death Benefit Enhancement is the Minimum Death Benefit Amount as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month, or (b) the sum of the purchase payments paid into the Separate Account less any withdrawals from the Separate Account.

On the contract date, the Minimum Death Benefit Amount is equal to purchase payments paid into the Separate Account.

On the first day of the calendar month following the first contract anniversary, the Minimum Death Benefit Amount is equal to the Variable Account Value on the first contract anniversary.

On the first day of the calendar month following the contract date and all subsequent calendar months prior to the next contract anniversary, the Minimum Death Benefit Amount is determined by taking (a) plus (b) minus (c) where:

(a)	is the Minimum Death Benefit Amount as of the later of the contract date and the first day of the prior calendar month;

(b)	is purchase payments paid into the Separate Account during the prior calendar month; and

(c)	is an adjustment for withdrawals taken from the Separate Account during the prior calendar month. The adjustment is the greater of (1) the amount of the withdrawal, or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the day of the withdrawal multiplied by the amount of the withdrawal.

On the first day of the calendar month following contract anniversary, the Minimum Death Benefit Amount is equal to the greater of (1) and (2) where:

(1)	is (a) plus (b) minus (c) as follows:

(a)	is the Minimum Death Benefit Amount as of the first day of the prior calendar month;

(b)	is purchase payments paid into the Separate Account during the prior calendar month; and

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(c)	is an adjustment for withdrawals taken from the Separate Account during the prior calendar month. The adjustment is the greater of (1) the amount of the withdrawal, or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the day of the withdrawal multiplied by the amount of the withdrawal.

(2)	is (a) plus (b) minus (c) as follows:

a)	is the Variable Account Value on the prior contract anniversary until the Annuitant reaches age 80;

(b)	is purchase payments paid into the Separate Account since the prior contract anniversary; and

(c)	is an adjustment for withdrawals taken from the Separate Account since the prior contract anniversary. The adjustment is the greater of (1) the amount of the withdrawal, or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the day of the withdrawal multiplied by the amount of the withdrawal.

The Minimum Death Benefit Amount under this rider is based on the Variable Account Value. Accordingly, the amount of the premiums allocated to the Separate Account and investment experience are the factors which affect the Minimum Death Benefit Amount.

Optional Estate Enhancement Death Benefit Rider.  You may purchase an estate enhancement death benefit rider with your Contract at the time the Contract is issued. If you purchase the rider and the Annuitant dies before the Annuity Date, we will pay the estate enhancement death benefit to the Beneficiary as of the date we receive due proof of death and other required information to process the payment. The estate enhancement death benefit is in addition to the death benefit described in the preceding section.

The amount of the estate enhancement death benefit will be a percentage of the sum of the Fixed Interest Account Value, the Variable Account Value and all withdrawals from the Contract, less all purchase payments, subject to a limit as specified in the Contract. The percentage is 40% if the Annuitant is age 60 or less at date of issue of the Contract, 35% if between ages 61 and 70, and 30% if between ages 71 and 80. The limit is $1,000 for every $1,000 of total purchase payments net of withdrawals, if the Annuitant is age 60 or less at date of issue of the Contract, $600 for every $1,000 of total purchase payments net of withdrawals if between ages 61 and 70 at date of issue of the Contract, and $400 for every $1,000 of total purchase payments net of withdrawals if between ages 71 and 80 at date of issue of the Contract.

Example 1.  Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $90,000 and the Fixed Interest Account Value is $30,000. The benefit amount would be $14,000, which is 35% of $40,000 (the sum of the Variable Account Value ($90,000), the Fixed Interest Account Value ($30,000) and withdrawals ($20,000), less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be $14,000.

Example 2.  Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $190,000 and the Fixed Account Value is $130,000. The benefit amount would be $84,000, which is 35% of $240,000 (the sum of the Variable Account Value ($190,000), the Fixed Interest Account Value ($130,000) and withdrawals ($20,000) less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be capped at $48,000.

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For information on the cost of the estate enhancement death benefit, see What Charges Do I Pay? in this prospectus.

We make adjustments to the Minimum Death Benefit Amount on the first day of a calendar month following any purchase payment to or withdrawal from the Separate Account. We increase the Minimum Death Benefit Amount by the amount of purchase payments made to the Separate Account in the prior calendar month. We reduce the Minimum Death Benefit Amount for withdrawals taken from the Separate Account in the prior calendar month. The reduction is the greater of (1) the amount of the withdrawal, or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the date of the withdrawal multiplied by the amount of the withdrawal.

Treatment of Transfers.  Transfers into the Separate Account will be treated as purchase payments allocated to the Separate Account. Similarly, transfers out of the Separate Account will be treated as withdrawals from the Separate Account. The enhanced death benefit riders will terminate if you withdraw or transfer the full Variable Account Value from your Contract.

Charge.  We will calculate and accrue a charge for your rider on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The charge will be based on the attained age of the Annuitant as of the prior contract anniversary and the amount of the Death Benefit Enhancement. Accrued charges will be deducted on the contract anniversary or, if sooner, on the date we pay the death benefit, you begin taking annuity payments or you surrender the Contract. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

For information on the cost of the death benefit enhancement riders, see What Charges Do I Pay? in this prospectus.

For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

May I Transfer Money Among Investment Options?

You may transfer amounts from one Subaccount of the Separate Account to another Subaccount of the Separate Account. Within Contract limits, you also may transfer from the Subaccounts of the Separate Account to the fixed interest account. You may transfer from the fixed interest account to Subaccounts of the Separate Account. You may make no more than two transfers per calendar month and no more than twelve per calendar year. The minimum amount that you may transfer is $250 or the total amount held in the investment account, if less.

If you own a Contract as trustee under a qualified retirement plan, you may transfer all or part of the Contract Value to another annuity contract issued by us that you own under the same plan.

General Rules.  Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office. A transfer request must be received at our Administrative Office from you or the agent of record (pursuant to your instruction), and all other administrative requirements must be met to make the transfer. We will not be liable for following instructions, including instructions from the agent of records, communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone. For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so. The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore reserve the right to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing, up to and including rejecting transactions we reasonably believe are market timing transactions, when we believe it is in the interest of all of our Contract Owners to do so. However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused, by those we do detect.

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Frequent Trading Risks.  We did not design this variable annuity and the available Subaccounts to accommodate market timing or frequent transfers between the Subaccounts. Frequent exchanges among Subaccounts and market timing by Contract Owners can reduce the long–term returns of the underlying mutual funds. The reduced returns could adversely affect the Contract Owners, Annuitants, insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance–dedicated mutual funds available through the Subaccounts generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short-term trading by contract owners.

As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading. As a result of these limitations, some Contract Owners may be able to engage in frequent trading, while other Contract Owners will bear the affects of such frequent trading. Please review the mutual funds’ prospectuses for specific information about the funds’ short–term trading policies and risks.

Frequent Trading Policies.  We have adopted policies and procedures designed to discourage frequent trading as described below. We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to Contract Owners, revise them in any manner not inconsistent with the terms of the Contract. If requested by the investment adviser and/or sub-adviser of a Fund, we will consider additional steps to discourage frequent trading. In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

We have adopted certain procedures to detect frequent trading. If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected Funds, the following steps will be taken on a uniform basis:

(1)	A letter is sent to the Contract Owner and to the registered representative/insurance agent associated with the Contract reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.

(2)	If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the Contract Owner’s original signature. Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.

(3)	Any Contracts which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.

Dollar Cost Averaging.  Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. If your Contract Value is at least $10,000, you can have a fixed percentage of your purchase payments transferred monthly from one account to other accounts to achieve dollar cost averaging ($50 minimum per account). You may do this for 12 to 60 months, or until you change your allocations or tell us to stop dollar cost averaging. These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, or the Quality Bond Subaccount. Instead of one of the three variable Subaccounts, you may dollar cost average from a Six Month Dollar Cost Averaging Account. This account is only available for new purchase payments and is not available if you already have a dollar cost averaging program in effect. If you stop the program while in the Six Month Dollar Cost Averaging Account, any money left in the account will be transferred in accordance with your instructions.

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Automatic Rebalancing.  Automatic rebalancing is a way to maintain your desired asset allocation percentages and is available if your Contract Value is at least $10,000. Because the value of your Subaccounts will fluctuate in response to investment performance, your asset allocation percentages may become out of balance over time. If you elect automatic rebalancing, we will transfer funds under your Contract on a quarterly (calendar) basis among the Subaccounts to maintain a specified percentage allocation among your selected variable investment options.

Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization. There is no charge for either of these programs. Transfers under the dollar cost averaging and automatic rebalancing programs are not counted against your transfer limitations of no more than two transfers per month and no more than twelve per year as set forth above.

Additional Information.  Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office. You may transfer amounts to a Contract from another contract issued by us to the extent permitted by the other contract. If you make a withdrawal from a Contract that relates to money transferred from another contract with a front-end sales load, we will not charge you a deferred sales charge on the withdrawal.

A transfer request must be received at our Administrative Office from you or the agent of record (pursuant to your instructions) and all other administrative requirements for transfer must be met to make the transfer. We reserve the right to lower the minimum transfer amount. Neither we nor the Separate Account will be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone.

May I Withdraw Any of My Money?

Prior to the earlier of the Annuity Date or the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal request on your Contract Value next determined after we receive a proper written request for withdrawal (and the Contract, in case of a full withdrawal) at our Administrative Office. We normally will pay you within seven days. You may pay a contingent deferred sales charge when you withdraw Contract Value. See WHAT CHARGES DO I PAY — Contingent Deferred Sales Charge. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

•	A partial withdrawal must be at least $250 and the remaining Contract Value must be at least $250.

•	After the Annuity Date, you may choose an annuity for a set number of years, or you may withdraw the present value of your annuity.

•

If you do not tell us otherwise, the withdrawal will first be taken pro rata from the Subaccounts. If the withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from the fixed interest account.

Systematic Withdrawals.  If your Contract Value is at least $2,000 and you have not taken a lump sum free withdrawal in the current contract year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. The total amount that you withdraw in a contract year cannot exceed your free withdrawal amount, and the minimum amount of each withdrawal payment is $100. Your payments will begin on the next withdrawal date after we receive your request. See Free Withdrawals below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

403(b) Withdrawals.  There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals attributable to purchase payments made after December 31, 1988, pursuant to a salary reduction plan, may be made only if the Contract Owner is over the age of 59 1/2, leaves

21

the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among Subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

Deferment of Payments and Transfers

We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if (a) the NYSE is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

What Charges Do I Pay?

The following discussion explains the Contract charges that you pay. You also indirectly pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

Administration Charges  These charges reimburse us for administering the Contract and the Separate Account.

•

We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $30 or 2% of your Variable Account Value. We deduct this charge each year on the date specified in the Contract (and on the date the Variable Account Value is withdrawn in full if other than the date specified). To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the Subaccounts in which you invest.

Mortality and Expense Risk Charge

•

We deduct from the net asset value of the Separate Account a daily expense risk charge equal to an annual rate of 0.50% of the daily net asset value of the Separate Account. You pay this charge to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.

•

We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account. This charge is to compensate us for the mortality-related guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under your Contract.

You pay the mortality and expense risk charges during both the accumulation and variable annuity payout phases of your Contract.

Contingent Deferred Sales Charge

This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from our surplus, which may include proceeds from the expense and mortality risk charges. You may pay this charge if you make a full or partial withdrawal of the Contract Value or if you withdraw the present value of your annuity payments. Purchase payments will be treated as withdrawn on a first-in, first-out basis.

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The following table shows the schedule of the contingent deferred sales charge that will apply to the amount withdrawn, after allowing for the free withdrawals described below.

Withdrawal During Contract Year	Deferred Sales Charge as a Percentage of Amount Withdrawn
1	7.0%
2	6.0%
3	5.0%
4	4.0%
5	3.5%
6	3.0%
7	2.5%
8	2.0%
9	1.5%
10	1.0%
11 and later	No Charge

Once in each contract year on or after the last day of the first contract year, you may withdraw 10% of the Contract Value (determined as of the date of withdrawal) free of the contingent deferred sales charge. The 10% free withdrawal may be taken either in one sum or, subject to meeting certain minimum amounts, in a series of scheduled amounts during the contract year. The total sum of the contingent deferred sales charges deducted from amounts withdrawn from the Separate Account will never exceed 9% of the total of all purchase payments credited to the Separate Account.

The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not be unfairly discriminatory to any Contract Owners.

Free Withdrawals.  The following withdrawals may be made free of the contingent deferred sales charge.

Medically Related Withdrawal. Subject to state law, after the first contract year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, all or part of your Contract Value if certain medically related contingencies occur. This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row, or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than 75. The medically related contingencies that must be met for free withdrawal vary in some states. The maximum amount that may be withdrawn under this free withdrawal provision is $500,000, including amounts withdrawn from other annuity contracts issued by us and our affiliates containing a comparable free withdrawal provision.

Disability Related Withdrawal. You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified Contracts) become totally disabled as defined in the Contract.

Contract Rider Charges.  You may elect to purchase optional contract riders to increase the benefits paid under your Contract.

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Estate Enhancement Death Benefit Rider. For Annuitants who are 60 years of age or less, the current charge for the rider is 0.15% of the average Variable Account Value and Fixed Interest Account Value. For Annuitants between the age of 61 and 70 years, the current charge is 0.25% and for Annuitants between the age of 71 and 80, the current charge is 0.55%. The guaranteed maximum charge that we may make for this rider for issue ages of 60 years or less, issue ages between 61 and 70, and issue ages between 71 and 80 are 0.20%, 0.30% and 0.60%, respectively.

The charge for the estate enhancement death benefit rider will be made on each contract anniversary and at any time the Variable Account Value is withdrawn or transferred in full. The charge will be deducted by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the Subaccounts comprising the Variable Account Value.

Death Benefit Enhancement Riders.  We will calculate a charge on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The monthly charges will be accumulated during a contract year and deducted on the contract anniversary. In addition, we will deduct any uncollected rider charges on the date we pay the death benefit under your Contract, the date you elect to begin taking annuity payments or the date you surrender your Contract.

The charge for any month will be the rate from the tables shown below based on the attained age of the Annuitant as of the prior contract anniversary multiplied by the Death Benefit Enhancement. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

We will deduct the charge by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the Subaccounts comprising the Variable Account Value. The charge is the same whether you choose the Rising Floor Death Benefit Enhancement Rider or the Step-Up Death Benefit Enhancement Rider.

Attained Age	Monthly Charge per $1,000 of Benefit
Less than 40	$0.208
40-44	0.208
45-49	0.333
50-54	0.458
55-59	0.708
60-64	1.083
65-69	1.667
70-74	2.708
75-79	4.250
80-84	7.083
85-89	11.000
90-94	17.292

Underlying Fund Charges  The Funds assess fees and charges that you pay indirectly through your investment in subaccounts. For more information about these fees see EXPENSES in the prospectus and the fee table in a Fund’s prospectus.

Premium Taxes  Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3.50%.

The Company or an affiliate may receive asset-based compensation from the Funds’ advisors or their affiliates for, among other things, customer service and recordkeeping services with respect to those assets. These payments are not charges under your Contract and do not increase the Underlying Fund or Contract charges described in this section or in the fee table.

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MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT

General Information

You may allocate or transfer all or part of the amount credited to your Contract to one or more of the following fixed interest options in the Fixed Interest Account: (1) the One Year Guaranteed Account; (2) the Three Year Guaranteed Account; (3) the Five Year Guaranteed Account; and (4) the Seven Year Guaranteed Account. The minimum amount for an allocation to the One Year Guaranteed Account or the Three Year Guaranteed Account is $250; and the minimum amount for an allocation to the Five Year Guaranteed Account or the Seven Year Guaranteed Account is $5,000. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options. For each amount allocated to the One Year Guaranteed Account, the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month, thirty-six month, sixty month or eighty-four month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee that the effective annual rate of interest on allocations to all fixed interest options will not be less than the minimum rate required by your state.

You may transfer all or a portion of amounts in a fixed interest option of the Fixed Interest Account to Subaccounts or to another fixed interest option within the Fixed Interest Account during the 25 days following the expiration of the declared interest rate period for the option. The minimum transfer is $250. In accordance with state law, we may defer a withdrawal or transfer from the Fixed Interest Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in our general account is not feasible. The One Year Fixed Interest Account is not available to Contracts issued on or after August 11, 2003.

Loans Under Section 403(b) Contracts

If your Contract qualifies under Section 403(b) of the Internal Revenue Code of 1986, as amended, (the “Code”), and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

When you borrow, an amount equal to your loan will be transferred as collateral from your Separate Subaccounts to an account in our general account called the “Restricted Account.” Amounts transferred to the Restricted Account currently earn interest at a rate of 2 1/2 percentage points less than the rate of interest that we charge you on the loan. On your contract anniversary, the accrued interest in the Restricted Account will be transferred to your Subaccounts in accordance with your current payment allocation instructions.

Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Money Market Subaccount. You may then transfer amounts to the other investment options offered under the Contract.

If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Subaccounts in accordance with your loan request and agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

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FEDERAL INCOME TAX CONSIDERATIONS

The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your Beneficiary as a withdrawal, death benefit or an annuity payment.

Withdrawals and Death Benefits.  You may pay tax on a withdrawal, and your Beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either your grandchild or more than 37 1/2 years younger than you, you may be subject to the Generation Skipping Transfer Tax treatment under Section 2601 of the Code.

Annuity Payments.  The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a Contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

Early Withdrawals.  An additional income tax of 10% (or 25% under certain circumstances) may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on

•

early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

•	withdrawals made on or after age 59 1/2;

•	distributions made after death; and

•	withdrawals attributable to total and permanent disability.

Transfers.  You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration special rules apply. If the transfer is less than adequate consideration, the taxable portion would be the Contract Value at the time of the transfer over the investment in the Contract at such time.

Separate Account Diversification.  Section 817(h) of the Code provides that the investments of a separate account (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans must be “adequately diversified” in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

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The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner’s gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular Subaccounts without being treated as owners of the underlying shares. No such regulations have been issued to date. The Internal Revenue Service has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a contract being treated as the owner of the assets in the subaccount under the investment control doctrine.

The ownership rights under your Contact are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that contract owners were not owners of the subaccount assets. Although we do not believe this to be the case, these differences could result in Contact owners being treated as the owners of the assets of the Subaccounts under the Contract. We, therefore, reserve the right to modify the Contact as necessary to attempt to prevent the owners of the Contact from being considered the owners of a pro rata share of the assets of the Subaccounts under the Contact. It is possible that when regulations or additional rulings are issued, the Contracts may need to be modified to comply with them.

Qualified Plans.  The Contract may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the Code, tax-deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under Section 401 of the Code or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.

For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

Distribution must generally commence from individual retirement annuities and from contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age 70 1/2. Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.

Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan. Distributions from a Section 457 eligible deferred compensation plan are wages subject to general income tax withholding requirements.

This general summary of federal income tax considerations does not address every issue that may affect you. You should consult qualified tax counsel.

Distribution Arrangements

Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. (“HTK”) to act as principal underwriter for the distribution and sale of the Contracts. HTK is a wholly-owned subsidiary of Penn

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Mutual and is located at 600 Dresher Road, Suite C1C, in Horsham, Pennsylvania, 19044. HTK sells the Contracts through its sales representatives. HTK has also entered into selling agreements with other broker-dealers who in turn sell the Contracts through their sales representatives. HTK is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the Contracts. Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as “trails” or “residuals”), or a combination of the two. Premium-based commissions on purchase payments made under the Contract will not exceed 6.0%.

In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records. Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a “preferred” status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as website placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the registered representative market the contracts.

Finally, within certain limits imposed by FINRA, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual. These HTK registered representatives are also agents of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this Contract rather than other investment options.

Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the Contract, depending on the agreement between the registered representative and their broker-dealer firm. Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your registered representative how he/she will be compensated for the transaction.

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STATEMENT OF ADDITIONAL INFORMATION CONTENTS
VARIABLE ANNUITY PAYMENTS	B-2
First Variable Annuity Payments	B-2
Subsequent Variable Annuity Payments	B-2
Annuity Units	B-2
Value of Annuity Units	B-2
Net Investment Factor	B-2
Assumed Interest Rate	B-3
Valuation Period	B-3
ADMINISTRATIVE AND RECORDKEEPING SERVICES	B-3
DISTRIBUTION OF CONTRACTS	B-3
CUSTODIAN	B-4
INDEPENDENT AUDITORS	B-4
LEGAL MATTERS	B-4
FINANCIAL STATEMENTS	B-4

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APPENDIX A

This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes of the Separate Account that are included in the Statement of Additional Information.

PENN SERIES MONEY MARKET FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of period	$24.573	$24.774	$24.435	$23.572	$22.809
Accumulation Unit Value, end of period	$24.270	$24.573	$24.774	$24.435	$23.572
Number of Accumulation Units outstanding, end of period	240,231	315,122	443,259	468,495	323,605

	Year Ended December 31,
	2005	2004	2003	2002	2001
Accumulation Unit Value, beginning of period	$22.462	$22.258	$22.616	$22.529	$21.937
Accumulation Unit Value, end of period	$22.809	$22.462	$22.528	$22.616	$22.529
Number of Accumulation Units outstanding, end of period	337,233	440,650	575,314	1,001,710	1,263,582

PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of period	$16.812	$16.708	$16.108	$15.502	$15.021
Accumulation Unit Value, end of period	$17.220	$16.812	$16.708	$16.108	$15.502
Number of Accumulation Units outstanding, end of period	207,432	206,504	252,452	326,313	346,764

	Year Ended December 31,
	2005	2004	2003	2002	2001
Accumulation Unit Value, beginning of period	$14.891	$14.736	$14.501	$13.819	$13.122
Accumulation Unit Value, end of period	$15.021	$14.891	$14.736	$14.501	$13.819
Number of Accumulation Units outstanding, end of period	311,508	377,834	501,159	683,529	419,087

PENN SERIES QUALITY BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of period	$35.020	$33.448	$32.227	$30.690	$29.524
Accumulation Unit Value, end of period	$36.680	$35.020	$33.448	$32.227	$30.690
Number of Accumulation Units outstanding, end of period	506,045	528,281	585,649	691,442	736,923

	Year Ended December 31,
	2005	2004	2003	2002	2001
Accumulation Unit Value, beginning of period	$29.165	$28.234	$26.926	$25.898	$24.078
Accumulation Unit Value, end of period	$29.524	$29.165	$28.234	$26.926	$25.898
Number of Accumulation Units outstanding, end of period	818,298	961,735	1,065,243	1,206,212	1,341,947

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of period	$59.729	$41.229	$55.009	$53.785	$49.524
Accumulation Unit Value, end of period	$67.346	$59.729	$41.229	$55.009	$53.785
Number of Accumulation Units outstanding, end of period	208,225	231,719	261,016	340,084	425,216

	Year Ended December 31,
	2005	2004	2003	2002	2001
Accumulation Unit Value, beginning of period	$48.635	$44.482	$36.581	$35.822	$33.923
Accumulation Unit Value, end of period	$49.524	$48.635	$44.482	$36.581	$35.822
Number of Accumulation Units outstanding, end of period	514,250	583,958	729,334	774,481	877,109

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of period	$143.884	$109.608	$153.793	$149.071	$130.835
Accumulation Unit Value, end of period	$161.884	$143.884	$109.608	$153.793	$149.071
Number of Accumulation Units outstanding, end of period	1,125,670	1,267,975	1,494,699	1,952,018	2,278,653

	Year Ended December 31,
	2005	2004	2003	2002	2001
Accumulation Unit Value, beginning of period	$122.841	$104.894	$81.754	$82.027	$75.311
Accumulation Unit Value, end of period	$130.835	$122.841	$104.894	$81.754	$82.027
Number of Accumulation Units outstanding, end of period	2,514,472	2,650,018	2,719,530	2,294,054	3,305,527

PENN SERIES BALANCED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$9.897	$8.488	$10.000
Accumulation Unit Value, end of period	$10.917	$9.897	$8.488
Number of Accumulation Units outstanding, end of period	977,336	1,119,158	1,348,906

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES LARGE GROWTH STOCK FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period for Qualified and Nonqualified Retirement Plans

	Year Ended December 31,
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of period	$38.763	$27.461	$47.833	$44.375	$39.760
Accumulation Unit Value, end of period	$44.711	$38.763	$27.461	$47.833	$44.375
Number of Accumulation Units outstanding, end of period	364,620	407,452	462,225	549,132	632,535

	Year Ended December 31,
	2005	2004	2003	2002	2001
Accumulation Unit Value, beginning of period	$37.930	$34.322	$30.930	$48.112	$65.253
Accumulation Unit Value, end of period	$39.760	$37.930	$34.322	$30.930	$48.112
Number of Accumulation Units outstanding, end of period	704,398	774,981	954,642	1,251,261	1,366,134

(a)	Penn Series Growth StockFund Subaccount prior to September 25, 2008.

PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of period	$8.886	$6.542	$11.792	$11.404	$11.136
Accumulation Unit Value, end of period	$9.868	$8.886	$6.542	$11.792	$11.404
Number of Accumulation Units outstanding, end of period	189,915	194,766	189,495	217,052	328,102

	Year Ended December 31,
	2005	2004	2003	2002(a)
Accumulation Unit Value, beginning of period	$11.142	$10.383	$8.370	$10.000
Accumulation Unit Value, end of period	$11.136	$11.142	$10.383	$8.370
Number of Accumulation Units outstanding, end of period	354,234	378,789	259,358	59,181

(a)	For the period May 1, 2002 (date Subaccount was established) through December 31, 2002

PENN SERIES LARGE CORE GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$8.222	$6.127	$10.000
Accumulation Unit Value, end of period	$9.523	$8.222	$6.127
Number of Accumulation Units outstanding, end of period	2,570,586	2,990,016	3,436,782

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of period	$44.860	$33.996	$62.157	$60.678	$51.949
Accumulation Unit Value, end of period	$50.878	$44.860	$33.996	$62.157	$60.678
Number of Accumulation Units outstanding, end of period	681,939	777,187	910,394	1,106,434	1,345,261

	Year Ended December 31,
	2005	2004	2003	2002	2001
Accumulation Unit Value, beginning of period	$51.068	$45.821	$36.316	$43.241	$44.862
Accumulation Unit Value, end of period	$51.949	$51.068	$45.821	$36.316	$43.241
Number of Accumulation Units outstanding, end of period	1,539,420	1,792,241	2,084,422	2,399,446	2,846,994

PENN SERIES LARGE CORE VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$8.373	$7.262	$10.000
Accumulation Unit Value, end of period	$9.133	$8.373	$7.262
Number of Accumulation Units outstanding, end of period	1,780,458	2,126,264	2,546,868

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES INDEX 500 FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of period	$14.559	$11.960	$18.518	$17.844	$15.661
Accumulation Unit Value, end of period	$16.503	$14.559	$11.960	$18.518	$17.844
Number of Accumulation Units outstanding, end of period	1,099,666	1,298,802	1,524,507	1,730,697	2,030,923

	Year Ended December 31,
	2005	2004	2003	2002	2001
Accumulation Unit Value, beginning of period	$15.177	$13.911	$10.970	$14.292	$16.443
Accumulation Unit Value, end of period	$15.661	$15.177	$13.911	$10.970	$14.292
Number of Accumulation Units outstanding, end of period	2,373,565	2,823,090	3,169,175	3,405,972	4,065,632

PENN SERIES MID CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of period	$15.198	$10.414	$20.623	$16.687	$15.820
Accumulation Unit Value, end of period	$19.039	$15.198	$10.414	$20.623	$16.687
Number of Accumulation Units outstanding, end of period	497,414	576,717	673,165	804,086	873,396

	Year Ended December 31,
	2005	2004	2003	2002	2001
Accumulation Unit Value, beginning of period	$14.240	$12.947	$8.781	$13.191	$18.581
Accumulation Unit Value, end of period	$15.820	$14.240	$12.947	$8.781	$13.191
Number of Accumulation Units outstanding, end of period	969,393	1,073,658	1,274,276	1,087,651	1,201,212

PENN SERIES MID CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of period	$21.631	$14.901	$28.613	$27.924	$25.379
Accumulation Unit Value, end of period	$26.869	$21.631	$14.901	$28.613	$27.924
Number of Accumulation Units outstanding, end of period	499,707	581,760	666,104	838,484	1,010,390

	Year Ended December 31,
	2005	2004	2003	2002	2001
Accumulation Unit Value, beginning of period	$22.876	$18.805	$13.915	$15.555	$16.266
Accumulation Unit Value, end of period	$25.379	$22.876	$18.805	$13.915	$15.555
Number of Accumulation Units outstanding, end of period	1,132,860	1,174,771	1,351,693	1,466,935	1,630,710

PENN SERIES MID CORE VALUE FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of period	$11.425	$9.180	$15.210	$15.272	$13.779
Accumulation Unit Value, end of period	$14.154	$11.425	$9.180	$15.210	$15.272
Number of Accumulation Units outstanding, end of period	161,693	178,156	207,200	288,929	312,906

	Year Ended December 31,
	2005	2004	2003	2002(b)
Accumulation Unit Value, beginning of period	$12.894	$10.508	$8.503	$10.000
Accumulation Unit Value, end of period	$13.779	$12.894	$10.508	$8.503
Number of Accumulation Units outstanding, end of period	366,455	308,103	173,321	69,035

(a)	Penn Series Strategic Value Fund prior to September 25, 2008.

(b)	For the period May 1, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES SMID CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$9.851	$6.471	$10.000
Accumulation Unit Value, end of period	$12.147	$9.851	$6.471
Number of Accumulation Units outstanding, end of period	68,404	64,803	5,570

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES SMID CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$9.784	$6.805	$10.000
Accumulation Unit Value, end of period	$12.259	$9.784	$6.805
Number of Accumulation Units outstanding, end of period	70,440	42,555	2,954

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES SMALL CAP GROWTH FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of period	$23.169	$14.778	$29.978	$28.182	$28.891
Accumulation Unit Value, end of period	$27.259	$23.169	$14.778	$29.978	$28.182
Number of Accumulation Units outstanding, end of period	434,963	493,955	536,727	624,495	817,610

	Year Ended December 31
	2005	2004	2003	2002	2001
Accumulation Unit Value, beginning of period	$27.527	$25.456	$17.474	$30.550	$36.756
Accumulation Unit Value, end of period	$28.891	$27.527	$25.456	$17.474	$30.550
Number of Accumulation Units outstanding, end of period	967,455	1,171,164	1,368,904	1,470,450	1,722,296

(a)	Penn Series Emerging Growth Fund Subaccount prior to August 1, 2004.

PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of period	$29.302	$23.377	$32.494	$34.747	$29.960
Accumulation Unit Value, end of period	$36.676	$29.302	$23.377	$32.494	$34.747
Number of Accumulation Units outstanding, end of period	467,605	542,836	658,076	855,666	1,070,370

	Year Ended December 31,
	2005	2004	2003	2002	2001
Accumulation Unit Value, beginning of period	$29.261	$25.791	$14.936	$18.170	$15.760
Accumulation Unit Value, end of period	$29.960	$29.261	$25.791	$14.936	$18.170
Number of Accumulation Units outstanding, end of period	1,188,984	1,374,755	1,542,137	1,543,061	1,784,282

PENN SERIES SMALL CAP INDEX FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$8.686	$6.972	$10.000
Accumulation Unit Value, end of period	$10.826	$8.686	$6.972
Number of Accumulation Units outstanding, end of period	19,662	6,846	—

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES DEVELOPED INTERNATIONAL INDEX FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$9.034	$7.118	$10.000
Accumulation Unit Value, end of period	$9.586	$9.034	$7.118
Number of Accumulation Units outstanding, end of period	33,185	25,031	2,862

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of period	$32.153	$26.744	$46.120	$38.902	$30.220
Accumulation Unit Value, end of period	$35.271	$32.153	$26.744	$46.120	$38.902
Number of Accumulation Units outstanding, end of period	892,580	1,004,512	1,196,217	1,519,330	1,697,957

	Year Ended December 31,
	2005	2004	2003	2002	2001
Accumulation Unit Value, beginning of period	$26.205	$20.410	$15.556	$17.491	$24.641
Accumulation Unit Value, end of period	$30.220	$26.205	$20.410	$15.556	$17.491
Number of Accumulation Units outstanding, end of period	1,773,262	1,934,076	2,184,851	2,481,498	3,049,380

PENN SERIES EMERGING MARKETS EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$9.793	$5.987	$10.000
Accumulation Unit Value, end of period	$11.525	$9.793	$5.987
Number of Accumulation Units outstanding, end of period	859,404	1,038,690	1,083,544

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES REAL ESTATE SECURITIES FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008	2007	2006
Accumulation Unit Value, beginning of period	$14.531	$11.629	$19.426	$23.952	$18.317
Accumulation Unit Value, end of period	$17.961	$14.531	$11.629	$19.426	$23.952
Number of Accumulation Units outstanding, end of period	176,542	201,257	230,749	266,298	422,525

	Year Ended December 31,
	2005	2004	2003	2002(b)
Accumulation Unit Value, beginning of period	$16.418	$12.266	$9.167	$10.000
Accumulation Unit Value, end of period	$18.317	$16.418	$12.266	$9.167
Number of Accumulation Units outstanding, end of period	371,627	361,613	241,611	74,393

(a)	Penn Series REIT Fund prior to May 1, 2011

(b)	For the period May 1, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES AGGRESSIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$8.951	$7.030	$10.000
Accumulation Unit Value, end of period	$10.251	$8.951	$7.030
Number of Accumulation Units outstanding, end of period	28,198	14,167	2,095

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES MODERATELY AGGRESSIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$9.751	$7.759	$10.000
Accumulation Unit Value, end of period	$11.027	$9.751	$7.759
Number of Accumulation Units outstanding, end of period	72,750	94,004	16,743

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES MODERATE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$9.629	$8.086	$10.000
Accumulation Unit Value, end of period	$10.673	$9.629	$8.086
Number of Accumulation Units outstanding, end of period	187,965	133,711	31,276

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES MODERATELY CONSERVATIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$9.884	$8.614	$10.000
Accumulation Unit Value, end of period	$10.671	$9.884	$8.614
Number of Accumulation Units outstanding, end of period	200,560	194,661	61,220

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES CONSERVATIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$10.169	$9.264	$10.000
Accumulation Unit Value, end of period	$10.735	$10.169	$9.264
Number of Accumulation Units outstanding, end of period	29,753	36,532	561

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PennMutual

Our Noble Purpose

Retirement Planner Variable Annuity is issued by The Penn Mutual Life Insurance Company on Policy form BIV3-04 and state variations thereof.

PM1548 05/11

STATEMENT OF ADDITIONAL INFORMATION – MAY 1, 2011

RETIREMENT PLANNER VA/DIVERSIFIER II

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

Philadelphia, Pennsylvania 19172 — Telephone (800) 523-0650

This statement of additional information is not a prospectus. It should be read in conjunction with the current Prospectus for the Penn Mutual Retirement Planner VA or the current Prospectus for the Penn Mutual Diversifier II Variable/Fixed Contracts and Penn Mutual Diversifier II Variable Contracts, each dated May 1, 2011. The Contracts are funded through Penn Mutual Variable Annuity Account III (referred to as the “Separate Account”). To obtain a prospectus you may write to The Penn Mutual Life Insurance Company (the “Company”), Customer Service Group, Philadelphia, PA 19172, visit our web site at www.pennmutual.com or call (800) 523-0650. Terms used in this statement of additional information have the same meaning as the Prospectus.

Variable Annuity Payments

VARIABLE ANNUITY PAYMENTS

First Variable Annuity Payments

When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract or Variable Account Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied. The annuity tables for the Retirement Planner VA are based on the 1983 Individual Annuity Mortality Tables, with a choice between assumed interest rates of 3.5% and 5%. The annuity tables for the Diversifier II Variable/Fixed Contracts are based on the 1983 Individual Annuity Mortality Tables and the annuity tables for the Diversifier II Variable Contracts are based on the 1971 Individual Annuity Mortality Tables. The tables assume a rate of interest of 4%. The amount of the first monthly income for each $1,000 of value is shown at various ages.

The United States Supreme Court has ruled that life annuity payments under an employer’s retirement plan may not be based upon sex-distinct mortality tables. Where this decision applies or where otherwise required by law, Penn Mutual will provide annuity payments based upon unisex tables.

Subsequent Variable Annuity Payments

The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the Subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the Valuation Period. The Company guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

Annuity Units

For each Subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the Subaccount divided by the value of an annuity unit for the Subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

Value of Annuity Units

The value of an annuity unit for each Subaccount was arbitrarily set at $10 when the Subaccount was established. The value may increase or decrease from one Valuation Period to the next. For a Valuation Period, the value of an annuity unit for a Subaccount is the value of an annuity unit for the Subaccount for the last prior Valuation Period multiplied by the net investment factor for the Subaccount for the Valuation Period. The result is then multiplied by a factor to neutralize the assumed interest rate included in the annuity tables.

Net Investment Factor

For any Subaccount, the net investment factor for a Valuation Period is determined by dividing (a) by (b) and subtracting (c):

Where (a) is:

The net asset value per share of the mutual fund held in the Subaccount, as of the end of the Valuation Period

plus

The per share value of any dividend or capital gain distributions by the mutual fund if the “ex-dividend” date occurs in the Valuation Period plus or minus

A per share charge or credit, as we may determine as of the end of the Valuation Period, for provision for taxes (if applicable).

Where (b) is:

The net asset value per share of the mutual fund held in the Subaccount as of the end of the last prior Valuation Period plus or minus

The per share charge or credit for provision for taxes as of the end of the last prior Valuation Period (if applicable).

Where (c) is:

The sum of the mortality and expense risk charge or credit and the daily administration charge. On an annual basis, the sum of such charges equals 1.25% of the daily net asset value of the Subaccount.

Assumed Interest Rate

Except for the Retirement Planner VA, a 4% assumed interest rate is included in the annuity tables in the contracts. The Retirement Planner VA offers a choice of 3.5% or 5% assumed interest rates. A higher assumption would mean a higher first annuity payment but more slowly rising and more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate equals the assumed interest rate on an annual basis, annuity payments will be level.

Valuation Period

Valuation Period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

Transaction Valuation

Your allocations and transfers to the Separate Account are held as Accumulation Units of the Subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our Administrative Office. Allocation, withdrawal and transfer instructions received at our Administrative Office after the close of regular trading on the NYSE will be valued based on the value of an Accumulation Unit computed as of the close of regular trading on the next NYSE business day. In order to receive a day’s closing price, instructions sent by facsimile transmission must be received by our fax server prior to the close of regular trading on that day. Telephone instructions must be received in full, containing all required information and confirmed back to the caller prior to the close of regular trading in order to receive that day’s closing price.

ADMINISTRATIVE AND RECORDKEEPING SERVICES

The Company performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

DISTRIBUTION OF CONTRACTS

Hornor, Townsend & Kent, Inc. (“HTK”), a wholly owned subsidiary of the Company, serves as principal underwriter of the combination variable and fixed annuity contracts and the variable annuity contracts. The address of HTK is 600 Dresher Road, Horsham, PA 19044. For 2010, 2009 and 2008 the Company paid commissions to HTK of approximately $79,515, $55,667 and $45,324, respectively.

The Contracts will be distributed by Hornor, Townsend & Kent, Inc. through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 6.7% and trailer commissions based on a percentage of Contract Value, other allowance and overrides may be paid. The offering of the Contracts is continuous, and the Company does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.

CUSTODIAN

The Company is custodian of the assets held in the Separate Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Company as of December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010, and the financial statements of the Penn Mutual Variable Annuity Account III of the Company as of December 31, 2010 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP’s principal business address is at 2001 Market Street, Suite 1700, Philadelphia, PA 19103.

LEGAL MATTERS

Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contracts and Certificates. Their offices are located at 1111 Pennsylvania Avenue, N.W., Washington, D.C. 20004.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the consolidated financial statements of the Company appear on the following pages. The consolidated financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts.

The Penn Mutual Life Insurance Company

Variable Annuity Account III

Audited Financial Statements

as of December 31, 2010

and for the periods presented

PricewaterhouseCoopers LLP Two Commerce Square, Suite 1700 2001 Market Street Philadelphia PA 19103-7042 Telephone (267) 330 3000 Facsimile (267) 330 3300 www.pwc.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Penn Mutual Life Insurance Company

and Contract Owners of Penn Mutual Variable Annuity Account III

of The Penn Mutual Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub accounts constituting Penn Mutual Variable Annuity Account III of The Penn Mutual Life Insurance Company at December 31, 2010, the results of each of their operations for the year then ended, and the changes in each of their net assets for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Penn Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2010 by correspondence with the transfer agent, provides a reasonable basis for our opinion.

April 5, 2011

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2010

	Total	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund

Assets:
Investments at fair value	$3,398,678,637	$86,898,856	$84,016,611	$248,785,681
Dividends receivable	778	778	-	-
Receivable for securities sold	9,378,944	-	-	-

Liabilities:
Payable for securities purchased	9,305,791	272,933	1,198,232	3,764,040

Total Net Assets	$3,398,752,568	$86,626,701	$82,818,379	$245,021,641

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies		$38,150,925	$31,094,300	$106,614,418
Diversifier II/Optimizer/Retirement Planner VA Policies		5,830,513	3,572,011	18,561,555
Inflation Protector Variable Annuity Policies		16,655	35,855	233,051
Olympia XT Advisor Policies		-	-	-
Penn Freedom Advisor Policies		-	-	-
Pennant Select Policies		16,261,815	15,568,678	40,913,849
PennFreedom Policies		26,366,793	32,547,535	78,698,768

Total Net Assets		$86,626,701	$82,818,379	$245,021,641

Accumulation of Unit Values:
Commander/Enhanced Credit VA		$11.86	$13.75	$16.36

Diversifier II/Optimizer/Retirement Planner VA		$24.27	$17.22	$36.68

Inflation Protector Variable Annuity		$9.94	$9.92	$9.87

Olympia XT Advisor		$-	$-	$-

Penn Freedom Advisor		$-	$-	$-

Pennant Select		$11.83	$13.83	$16.46

PennFreedom		$10.58	$12.14	$13.75

Cost of Investments	$3,139,922,381	$86,626,701	$80,123,927	$229,949,781

The accompanying notes are an integral part of these financial statements.

1

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2010

(continued)

	High Yield Bond Fund	Flexibly Managed Fund	Balanced Fund	Large Growth Stock Fund

Assets:
Investments at fair value	$86,304,498	$1,276,245,975	$40,889,047	$95,141,528
Dividends receivable	-	-	-	-
Receivable for securities sold	-	1,610,697	-	669,194

Liabilities:
Payable for securities purchased	509,930	-	142,934	-

Total Net Assets	$85,794,568	$1,277,856,672	$40,746,113	$95,810,722

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$38,287,503	$555,835,027	$13,435,637	$38,921,573
Diversifier II/Optimizer/Retirement Planner VA Policies	14,023,203	182,227,845	10,669,241	21,433,073
Inflation Protector Variable Annuity Policies	56,086	1,678,218	-	57,957
Olympia XT Advisor Policies	-	-	-	-
Penn Freedom Advisor Policies	-	-	-	-
Pennant Select Policies	12,460,434	182,637,387	7,535,733	13,954,350
PennFreedom Policies	20,967,342	355,478,195	9,105,502	21,443,769

Total Net Assets	$85,794,568	$1,277,856,672	$40,746,113	$95,810,722

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$19.05	$26.92	$10.88	$6.52

Diversifier II/Optimizer/Retirement Planner VA	$67.35	$161.88	$10.92	$44.71

Inflation Protector Variable Annuity	$10.51	$10.96	$10.68	$11.57

Olympia XT Advisor	$-	$-	$-	$-

Penn Freedom Advisor	$-	$-	$-	$-

Pennant Select	$19.17	$27.08	$10.89	$6.56

PennFreedom	$18.25	$19.44	$10.87	$9.29

Cost of Investments	$71,758,948	$1,202,989,378	$36,374,563	$84,484,700

The accompanying notes are an integral part of these financial statements.

2

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2010

(continued)

	Large Cap Growth Fund	Large Core Growth Fund	Large Cap Value Fund	Large Core Value Fund

Assets:
Investments at fair value	$21,706,884	$54,631,658	$90,198,930	$75,482,725
Dividends receivable	-	-	-	-
Receivable for securities sold	232,749	297,010	564,595	434,564

Liabilities:
Payable for securities purchased	-	-	-	-

Total Net Assets	$21,939,633	$54,928,668	$90,763,525	$75,917,289

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$8,872,467	$15,175,233	$28,592,874	$28,244,070
Diversifier II/Optimizer/Retirement Planner VA Policies	1,874,009	24,479,979	34,695,990	16,260,824
Inflation Protector Variable Annuity Policies	50,007	-	35,997	9,725
Olympia XT Advisor Policies	-	-	-	-
Penn Freedom Advisor Policies	-	-	-	-
Pennant Select Policies	3,695,431	8,619,393	12,422,274	12,306,385
PennFreedom Policies	7,447,719	6,654,063	15,016,390	19,096,285

Total Net Assets	$21,939,633	$54,928,668	$90,763,525	$75,917,289

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$9.74	$9.49	$12.18	$9.10

Diversifier II/Optimizer/Retirement Planner VA	$9.87	$9.52	$50.88	$9.13

Inflation Protector Variable Annuity	$11.43	$11.72	$11.32	$11.01

Olympia XT Advisor	$-	$-	$-	$-

Penn Freedom Advisor	$-	$-	$-	$-

Pennant Select	$9.78	$9.50	$12.26	$9.11

PennFreedom	$9.70	$9.48	$11.64	$9.09

Cost of Investments	$19,572,068	$51,490,439	$95,964,870	$74,081,094

The accompanying notes are an integral part of these financial statements.

3

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2010

(continued)

	Index 500 Fund	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund

Assets:
Investments at fair value	$105,109,112	$59,121,642	$71,932,359	$31,118,235
Dividends receivable	-	-	-	-
Receivable for securities sold	712,658	1,300,056	551,671	527,356

Liabilities:
Payable for securities purchased	-	-	-	-

Total Net Assets	$105,821,770	$60,421,698	$72,484,030	$31,645,591

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$42,649,911	$24,315,009	$34,522,646	$13,358,243
Diversifier II/Optimizer/Retirement Planner VA Policies	18,147,974	9,470,302	13,426,513	2,288,549
Inflation Protector Variable Annuity Policies	-	12,747	31,243	3,720
Olympia XT Advisor Policies	-	-	-	-
Penn Freedom Advisor Policies	-	-	-	-
Pennant Select Policies	18,222,086	10,155,913	12,804,007	6,073,250
PennFreedom Policies	26,801,799	16,467,727	11,699,621	9,921,829

Total Net Assets	$105,821,770	$60,421,698	$72,484,030	$31,645,591

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$10.54	$8.75	$20.69	$13.97

Diversifier II/Optimizer/Retirement Planner VA	$16.50	$19.04	$26.87	$14.15

Inflation Protector Variable Annuity	$11.23	$12.31	$11.68	$11.79

Olympia XT Advisor	$-	$-	$-	$-

Penn Freedom Advisor	$-	$-	$-	$-

Pennant Select	$10.60	$8.80	$20.81	$14.03

PennFreedom	$11.45	$14.12	$17.34	$13.91

Cost of Investments	$95,998,475	$48,904,696	$63,369,583	$29,322,011

The accompanying notes are an integral part of these financial statements.

4

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2010

(continued)

	SMID Cap Growth Fund	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund

Assets:
Investments at fair value	$10,234,261	$10,481,938	$48,642,719	$97,877,612
Dividends receivable	-	-	-	-
Receivable for securities sold	88,270	194,057	273,297	1,230,047

Liabilities:
Payable for securities purchased	-	-	-	-

Total Net Assets	$10,322,531	$10,675,995	$48,916,016	$99,107,659

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$4,389,030	$4,513,505	$21,145,600	$47,868,505
Diversifier II/Optimizer/Retirement Planner VA Policies	830,867	863,560	11,856,476	17,149,743
Inflation Protector Variable Annuity Policies	31,665	28,788	19,310	85,381
Olympia XT Advisor Policies	-	-	-	-
Penn Freedom Advisor Policies	-	-	-	-
Pennant Select Policies	1,300,541	1,279,298	7,109,965	15,173,232
PennFreedom Policies	3,770,428	3,990,844	8,784,665	18,830,798

Total Net Assets	$10,322,531	$10,675,995	$48,916,016	$99,107,659

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$12.10	$12.22	$14.60	$25.06

Diversifier II/Optimizer/Retirement Planner VA	$12.15	$12.26	$27.26	$36.68

Inflation Protector Variable Annuity	$11.94	$11.74	$11.59	$11.83

Olympia XT Advisor	$-	$-	$-	$-

Penn Freedom Advisor	$-	$-	$-	$-

Pennant Select	$12.12	$12.23	$14.68	$25.21

PennFreedom	$12.09	$12.20	$8.94	$19.54

Cost of Investments	$8,654,205	$8,836,992	$41,408,968	$85,677,270

The accompanying notes are an integral part of these financial statements.

5

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2010

(continued)

	Small Cap Index Fund	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund

Assets:
Investments at fair value	$11,759,513	$21,639,728	$184,064,296	$96,652,084
Dividends receivable	-	-	-	-
Receivable for securities sold	334,288	-	-	-

Liabilities:
Payable for securities purchased	-	126,663	2,520,281	259,409

Total Net Assets	$12,093,801	$21,513,065	$181,544,015	$96,392,675

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$3,877,036	$7,200,056	$79,994,889	$42,484,346
Diversifier II/Optimizer/Retirement Planner VA Policies	212,864	318,104	31,482,186	9,904,422
Inflation Protector Variable Annuity Policies	-	5,945	157,767	92,863
Olympia XT Advisor Policies	-	-	-	-
Penn Freedom Advisor Policies	-	-	-	-
Pennant Select Policies	1,464,338	2,995,818	23,787,492	14,798,150
PennFreedom Policies	6,539,563	10,993,142	46,121,681	29,112,894

Total Net Assets	$12,093,801	$21,513,065	$181,544,015	$96,392,675

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$10.79	$9.55	$15.92	$11.48

Diversifier II/Optimizer/Retirement Planner VA	$10.83	$9.59	$35.27	$11.52

Inflation Protector Variable Annuity	$12.07	$10.89	$10.88	$11.45

Olympia XT Advisor	$-	$-	$-	$-

Penn Freedom Advisor	$-	$-	$-	$-

Pennant Select	$10.80	$9.56	$16.02	$11.50

PennFreedom	$10.77	$9.54	$20.30	$11.47

Cost of Investments	$9,693,184	$19,392,489	$201,634,141	$74,508,746

The accompanying notes are an integral part of these financial statements.

6

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2010

(continued)

	REIT Fund	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund

Assets:
Investments at fair value	$45,787,275	$22,571,510	$112,359,079	$194,458,925
Dividends receivable	-	-	-	-
Receivable for securities sold	-	295,115	-	63,283

Liabilities:
Payable for securities purchased	144,923	-	148,011	-

Total Net Assets	$45,642,352	$22,866,625	$112,211,068	$194,522,208

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$21,583,204	$9,912,519	$54,251,094	$65,066,762
Diversifier II/Optimizer/Retirement Planner VA Policies	3,170,780	289,070	802,238	2,006,233
Inflation Protector Variable Annuity Policies	33,650	40,072	307,912	1,076,983
Olympia XT Advisor Policies	-	-	-	-
Penn Freedom Advisor Policies	-	-	-	-
Pennant Select Policies	7,139,920	3,058,171	21,314,559	46,262,403
PennFreedom Policies	13,714,798	9,566,793	35,535,265	80,109,827

Total Net Assets	$45,642,352	$22,866,625	$112,211,068	$194,522,208

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$17.73	$10.22	$10.99	$10.64

Diversifier II/Optimizer/Retirement Planner VA	$17.96	$10.25	$11.03	$10.67

Inflation Protector Variable Annuity	$10.73	$11.25	$11.05	$10.77

Olympia XT Advisor	$-	$-	$-	$-

Penn Freedom Advisor	$-	$-	$-	$-

Pennant Select	$17.81	$10.23	$11.00	$10.65

PennFreedom	$17.65	$10.20	$10.98	$10.62

Cost of Investments	$36,607,371	$18,664,291	$93,165,379	$166,127,730

The accompanying notes are an integral part of these financial statements.

7

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2010

(continued)

	Moderately Conservative Allocation Fund	Conservative Allocation Fund	V.I. Capital Appreciation Fund	High Income Bond Fund II

Assets:
Investments at fair value	$69,322,368	$44,327,756	$13,593	$152,144
Dividends receivable	-	-	-	-
Receivable for securities sold	-	-	1	6

Liabilities:
Payable for securities purchased	75,118	143,317	-	-

Total Net Assets	$69,247,250	$44,184,439	$13,594	$152,150

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$24,162,400	$15,210,936	$-	$-
Diversifier II/Optimizer/Retirement Planner VA Policies	2,140,264	319,402	-	-
Inflation Protector Variable Annuity Policies	7,197	122,504	-	-
Olympia XT Advisor Policies	-	-	13,594	64,040
Penn Freedom Advisor Policies	-	-	-	88,110
Pennant Select Policies	13,919,505	9,206,237	-	-
PennFreedom Policies	29,017,884	19,325,360	-	-

Total Net Assets	$69,247,250	$44,184,439	$13,594	$152,150

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$10.63	$10.70	$-	$-

Diversifier II/Optimizer/Retirement Planner VA	$10.67	$10.74	$-	$-

Inflation Protector Variable Annuity	$10.48	$10.19	$-	$-

Olympia XT Advisor	$-	$-	$10.30	$17.77

Penn Freedom Advisor	$-	$-	$10.12	$17.47

Pennant Select	$10.65	$10.71	$-	$-

PennFreedom	$10.62	$10.68	$-	$-

Cost of Investments	$62,081,427	$41,615,412	$13,269	$127,409

The accompanying notes are an integral part of these financial statements.

8

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2010

(continued)

	Financial Services Fund	Health Care Fund	Russell 2000 1.5x Strategy Fund	Nova Fund

Assets:
Investments at fair value	$-	$-	$111,500	$43,383
Dividends receivable	-	-	-	-
Receivable for securities sold	-	-	4	2

Liabilities:
Payable for securities purchased	-	-	-	-

Total Net Assets	$-	$-	$111,504	$43,385

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$-	$-	$-	$-
Diversifier II/Optimizer/Retirement Planner VA Policies	-	-	-	-
Inflation Protector Variable Annuity Policies	-	-	-	-
Olympia XT Advisor Policies	-	-	98,577	43,385
Penn Freedom Advisor Policies	-	-	12,927	-
Pennant Select Policies	-	-	-	-
PennFreedom Policies	-	-	-	-

Total Net Assets	$-	$-	$111,504	$43,385

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$-	$-	$-	$-

Diversifier II/Optimizer/Retirement Planner VA	$-	$-	$-	$-

Inflation Protector Variable Annuity	$-	$-	$-	$-

Olympia XT Advisor	$7.50	$12.92	$11.87	$9.24

Penn Freedom Advisor	$7.38	$12.70	$11.67	$9.08

Pennant Select	$-	$-	$-	$-

PennFreedom	$-	$-	$-	$-

Cost of Investments	$-	$-	$93,160	$35,635

The accompanying notes are an integral part of these financial statements.

9

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2010

(continued)

	NASDAQ-100 Fund	Technology Fund	Inverse S&P 500 Strategy Fund	Government Long Bond 1.2x Strategy Fund

Assets:
Investments at fair value	$95,019	$45,178	$989	$22,494
Dividends receivable	-	-	-	-
Receivable for securities sold	4	2	-	1

Liabilities:
Payable for securities purchased	-	-	-	-

Total Net Assets	$95,023	$45,180	$989	$22,495

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$-	$-	$-	$-
Diversifier II/Optimizer/Retirement Planner VA Policies	-	-	-	-
Inflation Protector Variable Annuity Policies	-	-	-	-
Olympia XT Advisor Policies	95,023	45,180	-	22,495
Penn Freedom Advisor Policies	-	-	989	-
Pennant Select Policies	-	-	-	-
PennFreedom Policies	-	-	-	-

Total Net Assets	$95,023	$45,180	$989	$22,495

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$-	$-	$-	$-

Diversifier II/Optimizer/Retirement Planner VA	$-	$-	$-	$-

Inflation Protector Variable Annuity	$-	$-	$-	$-

Olympia XT Advisor	$14.41	$12.58	$5.49	$14.42

Penn Freedom Advisor	$14.16	$12.36	$5.39	$14.17

Pennant Select	$-	$-	$-	$-

PennFreedom	$-	$-	$-	$-

Cost of Investments	$82,451	$43,569	$1,680	$24,250

The accompanying notes are an integral part of these financial statements.

10

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2010

(continued)

	U.S. Government Money Market Fund	Utilites Fund	Equity Income Portfolio II	International Stock Portfolio

Assets:
Investments at fair value	$307,103	$-	$53,949	$70,480
Dividends receivable	-	-	-	-
Receivable for securities sold	12	-	2	3

Liabilities:
Payable for securities purchased	-	-	-	-

Total Net Assets	$307,115	$-	$53,951	$70,483

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$-	$-	$-	$-
Diversifier II/Optimizer/Retirement Planner VA Policies	-	-	-	-
Inflation Protector Variable Annuity Policies	-	-	-	-
Olympia XT Advisor Policies	253,713	-	53,951	70,483
Penn Freedom Advisor Policies	53,402	-	-	-
Pennant Select Policies	-	-	-	-
PennFreedom Policies	-	-	-	-

Total Net Assets	$307,115	$-	$53,951	$70,483

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$-	$-	$-	$-

Diversifier II/Optimizer/Retirement Planner VA	$-	$-	$-	$-

Inflation Protector Variable Annuity	$-	$-	$-	$-

Olympia XT Advisor	$9.92	$12.04	$12.15	$14.86

Penn Freedom Advisor	$9.75	$11.83	$12.10	$14.61

Pennant Select	$-	$-	$-	$-

PennFreedom	$-	$-	$-	$-

Cost of Investments	$307,115	$-	$45,514	$69,490

The accompanying notes are an integral part of these financial statements.

11

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2010

	Total	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund

Net Investment Income (Loss):
Dividends	$29,596	$10,257	$-	$-

Expense:
Mortality and expense risk and administration charges	37,009,246	1,286,386	978,131	2,810,323

Net investment income (loss)	(36,979,650)	(1,276,129)	(978,131)	(2,810,323)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(20,005,043)	-	1,007,186	3,052,375
Realized gains distributions	215	-	-	-

Net realized gain (loss) from investment transactions	(20,004,828)	-	1,007,186	3,052,375
Net change in unrealized gain (loss) of investments	407,201,199	-	1,708,846	9,170,173

Net realized and unrealized gain (loss) on investments	387,196,371	-	2,716,032	12,222,548

Net increase (decrease) in net assets resulting from operations	$350,216,721	$(1,276,129)	$1,737,901	$9,412,225

The accompanying notes are an integral part of these financial statements.

12

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2010

(continued)

	High Yield Bond Fund	Flexibly Managed Fund	Balanced Fund	Large Growth Stock Fund

Net Investment Income (Loss):
Dividends	$-	$-	$-	$-

Expense:
Mortality and expense risk and administration charges	958,077	13,827,043	470,878	1,022,052

Net investment income (loss)	(958,077)	(13,827,043)	(470,878)	(1,022,052)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	297,149	(3,270,329)	(21,965)	(1,845,474)
Realized gains distributions	-	-	-	-

Net realized gain (loss) from investment transactions	297,149	(3,270,329)	(21,965)	(1,845,474)
Net change in unrealized gain (loss) of investments	9,867,055	152,709,320	4,232,186	15,314,801

Net realized and unrealized gain (loss) on investments	10,164,204	149,438,991	4,210,221	13,469,327

Net increase (decrease) in net assets resulting from operations	$9,206,127	$135,611,948	$3,739,343	$12,447,275

The accompanying notes are an integral part of these financial statements.

13

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2010

(continued)

	Large Cap Growth Fund	Large Core Growth Fund	Large Cap Value Fund	Large Core Value Fund

Net Investment Income (Loss):
Dividends	$-	$-	$-	$-

Expense:
Mortality and expense risk and administration charges	244,801	634,165	1,008,107	902,041

Net investment income (loss)	(244,801)	(634,165)	(1,008,107)	(902,041)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(1,525,357)	(2,060,353)	(2,482,807)	(2,138,791)
Realized gains distributions	-	-	-	-

Net realized gain (loss) from investment transactions	(1,525,357)	(2,060,353)	(2,482,807)	(2,138,791)
Net change in unrealized gain (loss) of investments	3,963,798	10,114,253	14,230,419	9,358,049

Net realized and unrealized gain (loss) on investments	2,438,441	8,053,900	11,747,612	7,219,258

Net increase (decrease) in net assets resulting from operations	$2,193,640	$7,419,735	$10,739,505	$6,317,217

The accompanying notes are an integral part of these financial statements.

14

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2010

(continued)

	Index 500 Fund	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund

Net Investment Income (Loss):
Dividends	$-	$-	$-	$-

Expense:
Mortality and expense risk and administration charges	1,197,134	641,226	760,368	347,405

Net investment income (loss)	(1,197,134)	(641,226)	(760,368)	(347,405)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(2,858,963)	(74,388)	(2,701,178)	(1,871,778)
Realized gains distributions	-	-	-	-

Net realized gain (loss) from investment transactions	(2,858,963)	(74,388)	(2,701,178)	(1,871,778)
Net change in unrealized gain (loss) of investments	16,423,131	12,703,851	17,315,270	8,364,230

Net realized and unrealized gain (loss) on investments	13,564,168	12,629,463	14,614,092	6,492,452

Net increase (decrease) in net assets resulting from operations	$12,367,034	$11,988,237	$13,853,724	$6,145,047

The accompanying notes are an integral part of these financial statements.

15

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2010

(continued)

	SMID Cap Growth Fund	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund

Net Investment Income (Loss):
Dividends	$-	$-	$-	$-

Expense:
Mortality and expense risk and administration charges	97,868	90,406	536,266	1,062,021

Net investment income (loss)	(97,868)	(90,406)	(536,266)	(1,062,021)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	1,004,574	867,647	(1,539,764)	(3,241,588)
Realized gains distributions	-	-	-	-

Net realized gain (loss) from investment transactions	1,004,574	867,647	(1,539,764)	(3,241,588)
Net change in unrealized gain (loss) of investments	627,042	813,891	8,997,340	24,203,456

Net realized and unrealized gain (loss) on investments	1,631,616	1,681,538	7,457,576	20,961,868

Net increase (decrease) in net assets resulting from operations	$1,533,748	$1,591,132	$6,921,310	$19,899,847

The accompanying notes are an integral part of these financial statements.

16

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2010

(continued)

	Small Cap Index Fund	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund

Net Investment Income (Loss):
Dividends	$-	$-	$-	$-

Expense:
Mortality and expense risk and administration charges	99,788	192,000	2,063,823	960,038

Net investment income (loss)	(99,788)	(192,000)	(2,063,823)	(960,038)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	512,886	673,920	(7,030,800)	(23,834)
Realized gains distributions	-	-	-	-

Net realized gain (loss) from investment transactions	512,886	673,920	(7,030,800)	(23,834)
Net change in unrealized gain (loss) of investments	1,726,155	926,787	24,521,256	14,154,308

Net realized and unrealized gain (loss) on investments	2,239,041	1,600,707	17,490,456	14,130,474

Net increase (decrease) in net assets resulting from operations	$2,139,253	$1,408,707	$15,426,633	$13,170,436

The accompanying notes are an integral part of these financial statements.

17

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2010

(continued)

	REIT Fund	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund

Net Investment Income (Loss):
Dividends	$-	$-	$-	$-

Expense:
Mortality and expense risk and administration charges	486,546	225,072	1,041,441	1,871,451

Net investment income (loss)	(486,546)	(225,072)	(1,041,441)	(1,871,451)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(3,371,102)	675,589	2,560,767	1,815,963
Realized gains distributions	-	-	-	-

Net realized gain (loss) from investment transactions	(3,371,102)	675,589	2,560,767	1,815,963
Net change in unrealized gain (loss) of investments	12,045,560	2,179,327	9,950,121	17,144,676

Net realized and unrealized gain (loss) on investments	8,674,458	2,854,916	12,510,888	18,960,639

Net increase (decrease) in net assets resulting from operations	$8,187,912	$2,629,844	$11,469,447	$17,089,188

The accompanying notes are an integral part of these financial statements.

18

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2010

(continued)

	Moderately Conservative Allocation Fund	Conservative Allocation Fund	V.I. Capital Appreciation Fund	High Income Bond Fund II

Net Investment Income (Loss):
Dividends	$-	$-	$-	$16,069

Expense:
Mortality and expense risk and administration charges	702,252	479,911	194	2,412

Net investment income (loss)	(702,252)	(479,911)	(194)	13,657

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	1,760,025	1,715,481	(2,521)	42,012
Realized gains distributions	-	-	-	-

Net realized gain (loss) from investment transactions	1,760,025	1,715,481	(2,521)	42,012
Net change in unrealized gain (loss) of investments	3,536,941	935,825	2,709	(32,709)

Net realized and unrealized gain (loss) on investments	5,296,966	2,651,306	188	9,303

Net increase (decrease) in net assets resulting from operations	$4,594,714	$2,171,395	$(6)	$22,960

The accompanying notes are an integral part of these financial statements.

19

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2010

(continued)

	Financial Services Fund	Health Care Fund	Russell 2000 1.5x Strategy Fund	Nova Fund

Net Investment Income (Loss):
Dividends	$-	$-	$-	$271

Expense:
Mortality and expense risk and administration charges	77	0	693	1,695

Net investment income (loss)	(77)	0	(693)	(1,424)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(48)	-	3,373	58,943
Realized gains distributions	-	-	-	-

Net realized gain (loss) from investment transactions	(48)	0	3,373	58,943
Net change in unrealized gain (loss) of investments	-	-	13,345	(41,079)

Net realized and unrealized gain (loss) on investments	(48)	0	16,718	17,864

Net increase (decrease) in net assets resulting from operations	$(125)	$-	$16,025	$16,440

The accompanying notes are an integral part of these financial statements.

20

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2010

(continued)

	NASDAQ-100 Fund	Technology Fund	Inverse S&P 500 Strategy Fund	Government Long Bond 1.2x Strategy Fund

Net Investment Income (Loss):
Dividends	$-	$-	$-	$589

Expense:
Mortality and expense risk and administration charges	960	249	17	371

Net investment income (loss)	(960)	(249)	(17)	218

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	4,410	3,791	(12)	(4,734)
Realized gains distributions	-	-	-	-

Net realized gain (loss) from investment transactions	4,410	3,791	(12)	(4,734)
Net change in unrealized gain (loss) of investments	10,125	(1,388)	(191)	3,212

Net realized and unrealized gain (loss) on investments	14,535	2,403	(203)	(1,522)

Net increase (decrease) in net assets resulting from operations	$13,575	$2,154	$(220)	$(1,304)

The accompanying notes are an integral part of these financial statements.

21

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2010

(continued)

	U.S. Government Money Market Fund	Utilites Fund	Equity Income Portfolio II	International Stock Portfolio

Net Investment Income (Loss):
Dividends	$27	$544	$1,230	$609

Expense:
Mortality and expense risk and administration charges	3,749	113	1,082	614

Net investment income (loss)	(3,722)	431	148	(5)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	-	1,552	11,695	(8,595)
Realized gains distributions	12	-	-	203

Net realized gain (loss) from investment transactions	12	1,552	11,695	(8,392)
Net change in unrealized gain (loss) of investments	-	-	(3,520)	12,628

Net realized and unrealized gain (loss) on investments	12	1,552	8,175	4,236

Net increase (decrease) in net assets resulting from operations	$(3,710)	$1,983	$8,323	$4,231

The accompanying notes are an integral part of these financial statements.

22

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	Total		Money Market Fund		Limited Maturity Bond Fund
	2010	2009	2010	2009	2010	2009

Operations:
Net investment income (loss)	$(36,979,650)	$(24,319,126)	$(1,276,129)	$(1,151,193)	$(978,131)	$(785,819)
Net realized gains (losses) from investment transactions	(20,004,828)	(109,127,150)	-	-	1,007,186	281,814
Net change in unrealized gain (loss) of investments	407,201,199	625,486,975	-	-	1,708,846	883,694

Net increase (decrease) in net assets resulting from operations	350,216,721	492,040,699	(1,276,129)	(1,151,193)	1,737,901	379,689

Variable Annuity Activities:
Purchase payments	497,113,715	353,205,393	16,356,907	20,925,866	14,698,442	10,623,498
Surrender benefits	(227,116,320)	(207,689,781)	(23,250,299)	(41,478,287)	(7,712,046)	(5,310,674)
Net transfers	172,164,001	214,026,294	(12,682,347)	(22,032,878)	2,792,457	10,565,148
Payments for supplementary contracts without life contingency	(15,725)	-	-	-	-	-
Payments for supplementary contracts with life contingency	(88,450)	(76,148)	-	-	-	-
Contract administration charges	(15,252,889)	(8,852,657)	(538,200)	(618,110)	(494,577)	(312,841)
Annuity benefits	(23,070,516)	(14,447,252)	(1,269,408)	(1,255,493)	(989,000)	(682,650)

Net increase (decrease) in net assets resulting from variable annuity activities	403,733,816	336,165,849	(21,383,347)	(44,458,902)	8,295,276	14,882,481

Total increase (decrease) in net assets	753,950,537	828,206,548	(22,659,476)	(45,610,095)	10,033,177	15,262,170
Net Assets:
Beginning of year	2,644,802,031	1,816,595,483	109,286,177	154,896,272	72,785,202	57,523,032

End of year	$3,398,752,568	$2,644,802,031	$86,626,701	$109,286,177	$82,818,379	$72,785,202

	Quality Bond Fund		High Yield Bond Fund		Flexibly Managed Fund
	2010	2009	2010	2009	2010	2009
Operations:
Net investment income (loss)	$(2,810,323)	$(2,055,136)	$(958,077)	$(631,646)	$13,827,043)	$(10,047,278)
Net realized gains (losses) from investment transactions	3,052,375	1,367,857	297,149	(2,846,699)	(3,270,329)	(28,785,452)
Net change in unrealized gain (loss) of investments	9,170,173	7,992,777	9,867,055	21,568,013	152,709,320	259,978,574

Net increase (decrease) in net assets resulting from operations	9,412,225	7,305,498	9,206,127	18,089,668	135,611,948	221,145,844

Variable Annuity Activities:
Purchase payments	33,422,972	24,897,897	9,993,885	8,253,791	173,385,834	97,322,778
Surrender benefits	(17,801,485)	(15,482,121)	(6,997,016)	(4,592,943)	(78,551,013)	(73,102,578)
Net transfers	24,852,227	42,037,690	7,533,645	9,502,159	65,242,871	54,414,646
Payments for supplementary contracts without life contingency	(329)	-	(2,122)	-	(3,134)	-
Payments for supplementary contracts with life contingency	(1,427)	(1,421)	(1,859)	(1,518)	(28,832)	(25,008)
Contract administration charges	(1,182,209)	(725,022)	(352,009)	(173,736)	(5,270,845)	(3,293,792)
Annuity benefits	(2,425,362)	(1,469,630)	(750,726)	(413,915)	(9,362,515)	(5,282,502)

Net increase (decrease) in net assets resulting from variable annuity activities	36,864,387	49,257,393	9,423,798	12,573,838	145,412,366	70,033,544

Total increase (decrease) in net assets	46,276,612	56,562,891	18,629,925	30,663,506	281,024,314	291,179,388
Net Assets:
Beginning of year	198,745,029	142,182,138	67,164,643	36,501,137	996,832,358	705,652,970

End of year	$245,021,641	$198,745,029	$85,794,568	$67,164,643	$1,277,856,672	$996,832,358

The accompanying notes are an integral part of these financial statements.

23

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

(continued)

	Balanced Fund		Large Growth Stock Fund		Large Cap Growth Fund
	2010	2009	2010	2009	2010	2009

Operations:
Net investment income (loss)	$(470,878)	$(397,216)	$(1,022,052)	$(762,405)	$(244,801)	$(172,328)
Net realized gains (losses) from investment transactions	(21,965)	(1,512,482)	(1,845,474)	(5,793,211)	(1,525,357)	(1,669,626)
Net change in unrealized gain (loss) of investments	4,232,186	6,714,894	15,314,801	28,212,229	3,963,798	6,194,759

Net increase (decrease) in net assets resulting from operations	3,739,343	4,805,196	12,447,275	21,656,613	2,193,640	4,352,805

Variable Annuity Activities:
Purchase payments	6,039,034	5,101,114	10,529,695	9,564,155	3,439,938	3,724,900
Surrender benefits	(4,660,994)	(3,274,585)	(5,501,051)	(4,320,996)	(1,753,105)	(1,076,979)
Net transfers	2,013	(1,894,329)	1,968,791	721,153	(254,033)	1,248,415
Payments for supplementary contracts without life contingency	(1,290)	-	(669)	-	-	-
Payments for supplementary contracts with life contingency	-	-	-	-	-	-
Contract administration charges	(195,585)	(113,929)	(412,445)	(276,819)	(111,983)	(58,411)
Annuity benefits	(322,208)	(437,890)	(359,495)	(379,545)	(116,197)	(112,157)

Net increase (decrease) in net assets resulting from variable annuity activities	860,970	(619,619)	6,224,826	5,307,948	1,204,620	3,725,768

Total increase (decrease) in net assets	4,600,313	4,185,577	18,672,101	26,964,561	3,398,260	8,078,573
Net Assets:
Beginning of year	36,145,800	31,960,223	77,138,621	50,174,060	18,541,373	10,462,800

End of year	$40,746,113	$36,145,800	$95,810,722	$77,138,621	$21,939,633	$18,541,373

	Large Core Growth Fund		Large Cap Value Fund		Large Core Value Fund
	2010	2009	2010	2009	2010	2009
Operations:
Net investment income (loss)	$(634,165)	$(534,786)	$(1,008,107)	$(831,033)	$(902,041)	$(784,241)
Net realized gains (losses) from investment transactions	(2,060,353)	(4,487,973)	(2,482,807)	(6,133,356)	(2,138,791)	(4,141,617)
Net change in unrealized gain (loss) of investments	10,114,253	18,382,257	14,230,419	25,308,956	9,358,049	14,953,368

Net increase (decrease) in net assets resulting from operations	7,419,735	13,359,498	10,739,505	18,344,567	6,317,217	10,027,510

Variable Annuity Activities:
Purchase payments	2,508,015	2,954,389	9,320,918	7,761,091	4,709,865	6,652,989
Surrender benefits	(5,876,210)	(4,754,851)	(7,550,749)	(7,232,809)	(6,177,394)	(5,754,647)
Net transfers	(1,549,347)	(184,674)	966,727	(181,097)	(1,372,801)	1,717,963
Payments for supplementary contracts without life contingency	-	-	(786)	-	-	-
Payments for supplementary contracts with life contingency	-	-	(13,940)	(12,330)	(19,070)	(17,124)
Contract administration charges	(168,066)	(128,943)	(278,034)	(173,298)	(347,493)	(264,504)
Annuity benefits	(249,068)	(155,785)	(558,829)	(673,512)	(642,670)	(407,065)

Net increase (decrease) in net assets resulting from variable annuity activities	(5,334,676)	(2,269,864)	1,885,307	(511,955)	(3,849,563)	1,927,612

Total increase (decrease) in net assets	2,085,059	11,089,634	12,624,812	17,832,612	2,467,654	11,955,122
Net Assets:
Beginning of year	52,843,609	41,753,975	78,138,713	60,306,101	73,449,635	61,494,513

End of year	$54,928,668	$52,843,609	$90,763,525	$78,138,713	$75,917,289	$73,449,635

The accompanying notes are an integral part of these financial statements.

24

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

(continued)

	Index 500 Fund		Mid Cap Growth Fund		Mid Cap Value Fund
	2010	2009	2010	2009	2010	2009

Operations:
Net investment income (loss)	$(1,197,134)	$(973,642)	$(641,226)	$(460,604)	$(760,368)	$(532,084)
Net realized gains (losses) from investment transactions	(2,858,963)	(5,559,069)	(74,388)	(2,365,261)	(2,701,178)	(6,213,015)
Net change in unrealized gain (loss) of investments	16,423,131	24,919,911	12,703,851	17,173,149	17,315,270	23,368,070

Net increase (decrease) in net assets resulting from operations	12,367,034	18,387,200	11,988,237	14,347,284	13,853,724	16,622,971

Variable Annuity Activities:
Purchase payments	11,193,849	9,843,728	5,977,247	4,136,446	8,012,786	5,856,025
Surrender benefits	(8,315,726)	(5,967,273)	(3,754,988)	(2,876,470)	(5,046,567)	(3,846,827)
Net transfers	(1,644,980)	634,264	(208,654)	803,240	1,491,129	1,437,747
Payments for supplementary contracts without life contingency	(1,781)	-	(1,522)	-	-	-
Payments for supplementary contracts with life contingency	(2,303)	(2,006)	-	-	-	-
Contract administration charges	(494,062)	(361,648)	(269,560)	(175,296)	(259,761)	(148,277)
Annuity benefits	(848,161)	(499,349)	(245,859)	(165,856)	(186,093)	(486,473)

Net increase (decrease) in net assets resulting from variable annuity activities	(113,164)	3,647,716	1,496,664	1,722,064	4,011,494	2,812,195

Total increase (decrease) in net assets	12,253,870	22,034,916	13,484,901	16,069,348	17,865,218	19,435,166
Net Assets:
Beginning of year	93,567,900	71,532,984	46,936,797	30,867,449	54,618,812	35,183,646

End of year	$105,821,770	$93,567,900	$60,421,698	$46,936,797	$72,484,030	$54,618,812

	Mid Core Value Fund		SMID Cap Growth Fund		SMID Cap Value Fund
	2010	2009	2010	2009	2010	2009
Operations:
Net investment income (loss)	$(347,405)	$(264,316)	$(97,868)	$(42,405)	$(90,406)	$(31,613)
Net realized gains (losses) from investment transactions	(1,871,778)	(3,952,511)	1,004,574	367,906	867,647	146,452
Net change in unrealized gain (loss) of investments	8,364,230	9,129,729	627,042	1,106,643	813,891	1,034,871

Net increase (decrease) in net assets resulting from operations	6,145,047	4,912,902	1,533,748	1,432,144	1,591,132	1,149,710

Variable Annuity Activities:
Purchase payments	2,432,401	2,739,240	2,064,522	1,310,862	2,510,027	1,753,406
Surrender benefits	(1,706,860)	(1,286,270)	(393,451)	(149,683)	(443,204)	(118,413)
Net transfers	(640,430)	(275,533)	454,428	3,688,419	2,162,508	1,773,257
Payments for supplementary contracts without life contingency	-	-	-	-	-	-
Payments for supplementary contracts with life contingency	-	-	-	-	-	-
Contract administration charges	(154,769)	(108,993)	(48,106)	(13,373)	(46,426)	(9,467)
Annuity benefits	(177,464)	(219,369)	(9,639)	-	-	-

Net increase (decrease) in net assets resulting from variable annuity activities	(247,122)	849,075	2,067,754	4,836,225	4,182,905	3,398,783

Total increase (decrease) in net assets	5,897,925	5,761,977	3,601,502	6,268,369	5,774,037	4,548,493
Net Assets:
Beginning of year	25,747,666	19,985,689	6,721,029	452,660	4,901,958	353,465

End of year	$31,645,591	$25,747,666	$10,322,531	$6,721,029	$10,675,995	$4,901,958

The accompanying notes are an integral part of these financial statements.

25

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

(continued)

	Small Cap Growth Fund		Small Cap Value Fund		Small Cap Index Fund
	2010	2009	2010	2009	2010	2009

Operations:
Net investment income (loss)	$(536,266)	$(381,165)	$(1,062,021)	$(827,140)	$(99,788)	$(25,860)
Net realized gains (losses) from investment transactions	(1,539,764)	(6,316,790)	(3,241,588)	(9,421,137)	512,886	95,562
Net change in unrealized gain (loss) of investments	8,997,340	20,032,331	24,203,456	26,433,762	1,726,155	671,722

Net increase (decrease) in net assets resulting from operations	6,921,310	13,334,376	19,899,847	16,185,485	2,139,253	741,424

Variable Annuity Activities:
Purchase payments	4,499,255	3,309,764	9,328,912	8,417,054	3,172,718	2,429,666
Surrender benefits	(3,181,471)	(2,335,568)	(6,937,061)	(6,055,486)	(253,467)	(58,485)
Net transfers	1,100,938	2,624,461	(1,367,134)	(1,710,294)	2,694,670	1,094,176
Payments for supplementary contracts without life contingency	-	-	(1,494)	-	-	-
Payments for supplementary contracts with life contingency	-	-	(18,580)	(14,992)	-	-
Contract administration charges	(148,341)	(95,422)	(391,649)	(271,499)	(62,553)	(5,595)
Annuity benefits	(112,765)	(77,269)	(530,464)	(353,124)	(33,074)	-

Net increase (decrease) in net assets resulting from variable annuity activities	2,157,616	3,425,966	82,530	11,659	5,518,294	3,459,762

Total increase (decrease) in net assets	9,078,926	16,760,342	19,982,377	16,197,144	7,657,547	4,201,186
Net Assets:
Beginning of year	39,837,090	23,076,748	79,125,282	62,928,138	4,436,254	235,068

End of year	$48,916,016	$39,837,090	$99,107,659	$79,125,282	$12,093,801	$4,436,254

	Developed International Index Fund		International Equity Fund		Emerging Markets Equity Fund
	2010	2009	2010	2009	2010	2009
Operations:
Net investment income (loss)	$(192,000)	$(48,194)	$(2,063,823)	$(81,987)	$(960,038)	$(573,471)
Net realized gains (losses) from investment transactions	673,920	183,960	(7,030,800)	(9,094,973)	(23,834)	(3,243,440)
Net change in unrealized gain (loss) of investments	926,787	1,191,734	24,521,256	35,535,789	14,154,308	26,853,355

Net increase (decrease) in net assets resulting from operations	1,408,707	1,327,500	15,426,633	26,358,829	13,170,436	23,036,444

Variable Annuity Activities:
Purchase payments	6,466,212	4,847,263	18,087,090	15,211,079	17,337,905	8,915,199
Surrender benefits	(490,400)	(107,458)	(11,250,779)	(8,812,851)	(5,790,042)	(3,047,642)
Net transfers	4,833,957	3,093,396	3,512,411	1,674,531	5,591,227	6,425,367
Payments for supplementary contracts without life contingency	-	-	(1,883)	-	-	-
Payments for supplementary contracts with life contingency	-	-	-	-	-	-
Contract administration charges	(118,325)	(12,182)	(854,886)	(633,346)	(425,733)	(217,074)
Annuity benefits	(5,242)	-	(1,195,214)	(744,150)	(267,422)	(99,004)

Net increase (decrease) in net assets resulting from variable annuity activities	10,686,202	7,821,019	8,296,739	6,695,263	16,445,935	11,976,846

Total increase (decrease) in net assets	12,094,909	9,148,519	23,723,372	33,054,092	29,616,371	35,013,290
Net Assets:
Beginning of year	9,418,156	269,637	157,820,643	124,766,551	66,776,304	31,763,014

End of year	$21,513,065	$9,418,156	$181,544,015	$157,820,643	$96,392,675	$66,776,304

The accompanying notes are an integral part of these financial statements.

26

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

(continued)

	REIT Fund		Aggressive Allocation Fund		Moderately Aggressive Allocation Fund		Moderate Allocation Fund
	2010	2009	2010	2009	2010	2009	2010	2009

Operations:
Net investment income (loss)	$(486,546)	$(310,551)	$(225,072)	$(84,128)	$(1,041,441)	$(398,685)	$(1,871,451)	$(625,576)
Net realized gains (losses) from investment transactions	(3,371,102)	(10,589,802)	675,589	181,400	2,560,767	(68,613)	1,815,963	101,100
Net change in unrealized gain (loss) of investments	12,045,560	18,829,100	2,179,327	1,992,913	9,950,121	9,234,257	17,144,676	11,652,028

Net increase (decrease) in net assets resulting from operations	8,187,912	7,928,747	2,629,844	2,090,185	11,469,447	8,766,959	17,089,188	11,127,552

Variable Annuity Activities:
Purchase payments	6,024,937	4,880,150	5,455,779	6,795,808	30,253,934	24,657,638	54,952,520	32,582,358
Surrender benefits	(2,592,325)	(1,628,647)	(166,324)	(6,415)	(1,746,935)	(732,369)	(4,060,463)	(1,581,254)
Net transfers	1,746,447	(353,071)	2,402,418	2,970,618	16,915,348	14,074,586	30,071,964	43,902,106
Payments for supplementary contracts without life contingency	(715)	-	-	-	-	-	-	-
Payments for supplementary contracts with life contingency	(2,439)	(1,749)	-	-	-	-	-	-
Contract administration charges	(223,211)	(124,721)	(139,842)	(19,289)	(582,281)	(130,628)	(1,034,205)	(223,287)
Annuity benefits	(209,012)	(92,827)	-	(41,194)	(1,212,971)	(1,180)	(152,365)	(232,444)

Net increase (decrease) in net assets resulting from variable annuity activities	4,743,682	2,679,135	7,552,031	9,699,528	43,627,095	37,868,047	79,777,451	74,447,479

Total increase (decrease) in net assets	12,931,594	10,607,882	10,181,875	11,789,713	55,096,542	46,635,006	96,866,639	85,575,031
Net Assets:
Beginning of year	32,710,758	22,102,876	12,684,750	895,037	57,114,526	10,479,520	97,655,569	12,080,538

End of year	$45,642,352	$32,710,758	$22,866,625	$12,684,750	$112,211,068	$57,114,526	$194,522,208	$97,655,569

	Moderately Conservative Allocation Fund		Conservative Allocation Fund		V.I. Capital Appreciation Fund		High Income Bond Fund II
	2010	2009	2010	2009	2010	2009	2010	2009
Operations:
Net investment income (loss)	$(702,252)	$(298,169)	$(479,911)	$(226,132)	$(194)	$(354)	$13,657	$26,755
Net realized gains (losses) from investment transactions	1,760,025	241,907	1,715,481	174,601	(2,521)	(9,064)	42,012	5,909
Net change in unrealized gain (loss) of investments	3,536,941	3,954,919	935,825	1,899,729	2,709	15,118	(32,709)	80,299

Net increase (decrease) in net assets resulting from operations	4,594,714	3,898,657	2,171,395	1,848,198	(6)	5,700	22,960	112,963

Variable Annuity Activities:
Purchase payments	14,538,478	12,740,036	10,399,638	4,997,203	-	-	-	-
Surrender benefits	(2,745,306)	(1,152,057)	(2,110,847)	(1,043,068)	(1,264)	(31,150)	(114,172)	(52,143)
Net transfers	12,162,166	18,824,072	3,386,456	17,435,595	(3,460)	(1,022)	(20,710)	134,250
Payments for supplementary contracts without life contingency	-	-	-	-	-	-	-	-
Payments for supplementary contracts with life contingency	-	-	-	-	-	-	-	-
Contract administration charges	(407,674)	(90,620)	(238,079)	(68,977)	(29)	(156)	(379)	(720)
Annuity benefits	(735,077)	-	(104,216)	(164,869)		-	-	-

Net increase (decrease) in net assets resulting from variable annuity activities	22,812,587	30,321,431	11,332,952	21,155,884	(4,753)	(32,328)	(135,261)	81,387

Total increase (decrease) in net assets	27,407,301	34,220,088	13,504,347	23,004,082	(4,759)	(26,628)	(112,301)	194,350
Net Assets:
Beginning of year	41,839,949	7,619,861	30,680,092	7,676,010	18,353	44,981	264,451	70,101

End of year	$69,247,250	$41,839,949	$44,184,439	$30,680,092	$13,594	$18,353	$152,150	$264,451

The accompanying notes are an integral part of these financial statements.

27

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

(continued)

	Financial Services Fund		Health Care Fund		Russell 2000 1.5x Strategy Fund
	2010	2009	2010	2009	2010	2009

Operations:
Net investment income (loss)	$(77)	$(209)	$-	$(24)	$(693)	$(547)
Net realized gains (losses) from investment transactions	(48)	(9,048)	-	(1,756)	3,373	799
Net change in unrealized gain (loss) of investments	-	14,488	-	1,664	13,345	11,049

Net increase (decrease) in net assets resulting from operations	(125)	5,231	-	(116)	16,025	11,301

Variable Annuity Activities:
Purchase payments	-	-	-	-	-	-
Surrender benefits	(118)	(17,729)	-	(5,225)	(8,596)	(28,507)
Net transfers	252	(3,447)	-	(229)	55,140	10,162
Payments for supplementary contracts without life contingency	-	-	-	-	-	-
Payments for supplementary contracts with life contingency	-	-	-	-	-	-
Contract administration charges	(9)	(71)	-	(7)	(115)	(176)
Annuity benefits	-	-	-	-		-

Net increase (decrease) in net assets resulting from variable annuity activities	125	(21,247)	-	(5,461)	46,429	(18,521)

Total increase (decrease) in net assets	-	(16,016)	-	(5,577)	62,454	(7,220)
Net Assets:
Beginning of year	-	16,016	-	5,577	49,050	56,270

End of year	$-	$-	$-	$-	$111,504	$49,050

	Nova Fund		NASDAQ-100 Fund		Technology Fund
	2010	2009	2010	2009	2010	2009
Operations:
Net investment income (loss)	$(1,424)	$(247)	$(960)	$(375)	$(249)	$(209)
Net realized gains (losses) from investment transactions	58,943	(24,469)	4,410	(859)	3,791	2,444
Net change in unrealized gain (loss) of investments	(41,079)	79,555	10,125	13,982	(1,388)	6,248

Net increase (decrease) in net assets resulting from operations	16,440	54,839	13,575	12,748	2,154	8,483

Variable Annuity Activities:
Purchase payments	-	-	-	-	-	-
Surrender benefits	(50,577)	(31,326)	(26,722)	(29,161)	(17,721)	(3,958)
Net transfers	(110,027)	129,139	(3)	103,441	30,674	22,068
Payments for supplementary contracts without life contingency	-	-	-	-	-	-
Payments for supplementary contracts with life contingency	-	-	-	-	-	-
Contract administration charges	(224)	(307)	(125)	(167)	(30)	(28)
Annuity benefits	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from variable annuity activities	(160,828)	97,506	(26,850)	74,113	12,923	18,082

Total increase (decrease) in net assets	(144,388)	152,345	(13,275)	86,861	15,077	26,565
Net Assets:
Beginning of year	187,773	35,428	108,298	21,437	30,103	3,538

End of year	$43,385	$187,773	$95,023	$108,298	$45,180	$30,103

The accompanying notes are an integral part of these financial statements.

28

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

(continued)

	Inverse S&P 500 Strategy Fund		Government Long Bond 1.2x Strategy Fund		U.S. Government Money Market Fund
	2010	2009	2010	2009	2010	2009

Operations:
Net investment income (loss)	$(17)	$(22)	$218	$123	$(3,722)	$(5,797)
Net realized gains (losses) from investment transactions	(12)	(1)	(4,734)	65,468	12	115
Net change in unrealized gain (loss) of investments	(191)	(462)	3,212	(89,226)	-	-

Net increase (decrease) in net assets resulting from operations	(220)	(485)	(1,304)	(23,635)	(3,710)	(5,682)

Variable Annuity Activities:
Purchase payments	-	-	-	-	-	-
Surrender benefits	-	-	(1,551)	(210)	(47,979)	(162,190)
Net transfers	(2)	(2)	17,374	(305,636)	28,269	(65,107)
Payments for supplementary contracts without life contingency	-	-	-	-	-	-
Payments for supplementary contracts with life contingency	-	-	-	-	-	-
Contract administration charges	(7)	(11)	(105)	(85)	(728)	(1,262)
Annuity benefits	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from variable annuity activities	(9)	(13)	15,718	(305,931)	(20,438)	(228,559)

Total increase (decrease) in net assets	(229)	(498)	14,414	(329,566)	(24,148)	(234,241)
Net Assets:
Beginning of year	1,218	1,716	8,081	337,647	331,263	565,504

End of year	$989	$1,218	$22,495	$8,081	$307,115	$331,263

	Utilities Fund		Equity Income Portfolio II		International Stock Portfolio
	2010	2009	2010	2009	2010	2009
Operations:
Net investment income (loss)	$431	$(244)	$148	$427	$(5)	$400
Net realized gains (losses) from investment transactions	1,552	(13,073)	11,695	(52,911)	(8,392)	(38,236)
Net change in unrealized gain (loss) of investments	-	13,215	(3,520)	74,029	12,628	63,483

Net increase (decrease) in net assets resulting from operations	1,983	(102)	8,323	21,545	4,231	25,647

Variable Annuity Activities:
Purchase payments	-	-	-	-	-	-
Surrender benefits	(547)	(33,370)	(19,925)	(68,731)	(9,570)	(38,375)
Net transfers	(1,422)	(128)	(20,502)	(27,020)	23,346	(1,308)
Payments for supplementary contracts without life contingency	-	-	-	-	-	-
Payments for supplementary contracts with life contingency	-	-	-	-	-	-
Contract administration charges	(14)	(142)	(136)	(251)	(79)	(175)
Annuity benefits	-	-	-	-		-

Net increase (decrease) in net assets resulting from variable annuity activities	(1,983)	(33,640)	(40,563)	(96,002)	13,697	(39,858)

Total increase (decrease) in net assets	-	(33,742)	(32,240)	(74,457)	17,928	(14,211)
Net Assets:
Beginning of year	-	33,742	86,191	160,648	52,555	66,766

End of year	$-	$-	$53,951	$86,191	$70,483	$52,555

The accompanying notes are an integral part of these financial statements.

29

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

Notes to Financial Statements - December 31, 2010

Note 1.    Organization

Penn Mutual Variable Annuity Account III (“Account III”) was established by The Penn Mutual Life Insurance Company (“Penn Mutual”) under the provisions of the Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. Account III contains contracts of the Diversifier II, Optimizer, Commander, Penn Freedom, Enhanced Credit Variable Annuity, Pennant Select, Olympia XT Advisor, Penn Freedom Advisor, Retirement Planner VA, and Inflation Protector variable annuity products. Under applicable insurance law, the assets and liabilities of Account III are legally segregated from Penn Mutual’s other assets and liabilities. The portion of Account III’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Penn Mutual may conduct.

Note 2.    Significant Accounting Policies

The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2010 and the reported amounts from operations and contract transactions during 2010 and 2009. Actual results could differ significantly with those estimates. The significant accounting policies of Account III are as follows:

Investments - Assets of Account III are invested into subaccounts which are invested in shares of Penn Series Funds, Inc. (“Penn Series”), an affiliated entity of Penn Mutual: Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Balanced, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, REIT, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds; AIM Variable Insurance Funds (“AIM”): V.I. Capital Appreciation Fund; Federated Insurance Series (“Federated”): High Income Bond Fund II; Rydex Variable Trust (“Rydex”): Financial Services, Health Care, Russell 2000 1.5x Strategy, Nova, NASDAQ-100, Technology, Inverse S&P 500 Strategy, Government Long Bond 1.2x Strategy, U.S. Government Money Market, and Utilities Funds; T. Rowe Price Equity Series, Inc. (“T. Rowe”): Equity Income Portfolio II, and T. Rowe Price International Series, Inc. (“T. Rowe”): International Stock Portfolio.

Penn Series, AIM, Federated, Rydex, and T. Rowe are open-end diversified management investment companies.

The amounts shown as receivable for securities sold and payable for securities purchased on the Statements of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented.

The investment in shares of these funds or portfolios are carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income and realized gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.

30

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

Note 2.    Significant Accounting Policies (continued)

All dividend distributions received from the underlying Penn Series Funds are reinvested in additional shares of these Funds and are recorded by Account III on the ex-dividend date. The Penn Series Funds have utilized consent dividends to effectively distribute income for income tax purposes. Account III consents to treat these amounts as dividend income for tax purposes although they are not paid by the underlying Penn Series Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

For the year ended December 31, 2010, consent dividends in Account III were:

Consent Dividends
Money Market Fund	$360
Limited Maturity Bond Fund	1,209,137
Quality Bond Fund	7,909,542
High Yield Bond Fund	5,999,604
Flexibly Managed Fund	17,429,758
Balanced Fund	777,718
Large Cap Value Fund	741,728
Large Core Value Fund	1,071,252
Index 500 Fund	1,675,073
Mid Cap Value Fund	443,512
Mid Core Value Fund	123,207
SMID Cap Growth Fund	978,921
SMID Cap Value Fund	937,250
Small Cap Value Fund	687,631
Small Cap Index Fund	298,620
Developed International Index Fund	486,118
International Equity Fund	5,307,733
Emerging Markets Equity Fund	38,623
REIT Fund	506,423
Aggressive Allocation Fund	410,125
Moderately Aggressive Allocation Fund	2,359,468
Moderate Allocation Fund	4,415,527
Moderately Conservative Allocation Fund	1,908,415
Conservative Allocation Fund	1,150,994

Consent dividends were utilized by the Penn Series Funds only.

31

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

Note 2.    Significant Accounting Policies (continued)

Federal Income Taxes – The operations of Account III are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Penn Mutual does not expect to incur federal income taxes on the earnings of Account III to the extent the earnings are credited under the contracts. Based on this, there is no charge to Account III for federal income taxes. Penn Mutual will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Penn Mutual believes that Account III satisfies the current requirements of the regulations, and it intends that Account III will continue to meet such requirements.

FAIR VALUE MEASUREMENT – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on assumptions market participants would make in pricing an asset or liability. The inputs to valuation techniques used to measure fair value are prioritized by establishing a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to prices derived from unobservable inputs. An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its fair value measurement. Account III has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs. The following summarizes the types of assets and liabilities included within the three-level hierarchy:

Level 1 – Fair value is based on unadjusted quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following for the measured asset/liability: i) many transactions, ii) current prices, iii) price quotes not varying substantially among market makers. iv) narrow bid/ask spreads and v) most information publicly available. Prices are obtained from readily available sources for market transactions involving identical assets or liabilities.

Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. In circumstances where prices from pricing services are reviewed for reasonability but cannot be validated to observable market data as noted above, these security values are recorded in Level 3 in our fair value hierarchy.

32

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

Note 2.    Significant Accounting Policies (continued)

Level 3 – Fair value is based on significant inputs that are unobservable for the asset or liability. These inputs reflect the Penn Mutual’s assumptions about the assumptions market participants would use in pricing the asset or liability. These are typically less liquid fixed maturity securities with very limited trading activity. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Prices may also be based upon non-binding quotes from brokers or other market makers that are reviewed for reasonableness, based on Penn Mutual’s understanding of the market.

The fair value of all the investments in the respective fund portfolios, are at net asset values and the investments are considered actively traded and fall within Level 1.

Note 3.    Purchases and Sales of Investments

The following table shows aggregate cost of shares purchased and proceeds of shares redeemed of each fund or portfolio for the period ended December 31, 2010:

	Purchases	Sales
Money Market Fund	$76,841,314	$99,500,790

Limited Maturity Bond Fund	29,885,598	22,568,453

Quality Bond Fund	69,153,895	35,099,831

High Yield Bond Fund	25,871,699	17,405,978

Flexibly Managed Fund	208,057,090	76,471,766

Balanced Fund	6,597,421	6,207,329

Large Growth Stock Fund	17,757,842	12,555,068

Large Cap Growth Fund	5,814,517	4,854,697

Large Core Growth Fund	4,729,169	10,698,010

Large Cap Value Fund	12,260,364	11,383,163

Large Core Value Fund	7,152,408	11,904,012

Index 500 Fund	16,992,115	18,302,414

Mid Cap Growth Fund	11,699,083	10,843,645

Mid Cap Value Fund	12,912,129	9,661,002

Mid Core Value Fund	3,261,767	3,856,295

SMID Cap Growth Fund	6,808,179	4,838,293

SMID Cap Value Fund	6,360,230	2,267,731

Small Cap Growth Fund	11,767,390	10,146,040

Small Cap Value Fund	11,757,782	12,737,272

Small Cap Index Fund	6,798,549	1,380,044

Developed International Index Fund	13,471,318	2,977,117

International Equity Fund	25,586,412	19,353,496

33

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

Note 3.    Purchases and Sales of Investments (continued)

	Purchases	Sales
Emerging Markets Equity Fund	34,229,598	18,743,701

REIT Fund	9,267,103	5,009,967

Aggressive Allocation Fund	9,547,543	2,220,584

Moderately Aggressive Allocation Fund	52,416,307	9,830,654

Moderate Allocation Fund	86,407,781	8,501,781

Moderately Conservative Allocation Fund	31,629,805	9,519,470

Conservative Allocation Fund	24,752,061	13,899,021

V.I. Capital Appreciation Fund	13,537	18,481

High Income Bond Fund II	78,365	199,968

Financial Services Fund	41,552	41,504

Health Care Fund	-	-

Russell 2000 1.5x Strategy Fund	168,308	122,572

Nova Fund	18,638	180,890

NASDAQ-100 Fund	46,274	74,084

Technology Fund	74,179	61,506

Inverse S&P 500 Strategy Fund	-	26

Government Long Bond 1.2 x Strategy Fund	47,633	31,696

U.S. Government Money Market Fund	158,157	182,305

Utilities Fund	40,171	41,722

Equity Income Portfolio II	36,305	76,720

International Stock Portfolio	45,765	31,870

Note 4.    Related Party Transactions and Contract Charges

Penn Mutual received $52,262,135 and $35,675,391 from Account III for the years ended December 31, 2010 and 2009. These charges include those assessed through a reduction in unit values as well as those assessed through the redemption of units.

Certain product charges are reflected as a reduction in the value of the units held by the policyholder. These are as follows:

34

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

Note 4.    Related Party Transactions and Contract Charges (continued)

Products	Mortality & Risk Expense	Contract Administration	Maximum Supplemental Rider Charge
Diversifier II/Optimizer	1.25%	None	N/A

Commander	1.25%	0.15%	0.95%

Penn Freedom	1.30%	0.15%	0.95%

Enhanced Credit Variable Annuity	1.25%	0.15%	0.60%

Pennant Select	1.20%	0.15%	0.95%

Olympia XT Advisor	1.25%	0.15%	0.60%

Penn Freedom Advisor	1.45%	0.15%	0.60%

Retirement Planner VA	1.25%	None	0.60%

Inflation Protector Variable Annuity	1.50%	0.15%	2.50%

Certain product charges are reflected as a redemption of units held by the policyholder. These are as follows:

Products	Annual Contract Charge
Diversifier II/Optimizer	$30 maximum

Commander	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value

Penn Freedom	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value

Enhanced Credit Variable Annuity	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value

Pennant Select	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value

Olympia XT Advisor	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value

Penn Freedom Advisor	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value

Retirement Planner VA	$30 maximum

Inflation Protector Variable Annuity	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value

Products	Surrender Charges
Diversifier II/Optimizer	Maximum charge of 7% of purchase payments received. Charges do not apply after 10 years.

Commander	Maximum charge of 1% of purchase payments received. Charges do not apply after 1 year.

Penn Freedom	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.

Enhanced Credit Variable Annuity	Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.

Pennant Select	Maximum charge of 7% of purchase payments received. Charges do not apply after 7 years.

Olympia XT Advisor	Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.

Penn Freedom Advisor	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.

Retirement Planner VA	Maximum charge of 7% of purchase payments received. Charges do not apply after 10 years.

Inflation Protector Variable Annuity	Maximum charge of 8% of purchase payments received. Charges do not apply after 3 years.

Premium taxes on purchase payments are withheld from payments prior to the purchase of units. Currently, state premium taxes on purchase payments range from 0.00% to 3.50%.

35

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

Note 5.    Accumulation Units

The accumulation units are as follows:

	December 31, 2010			December 31, 2009
Subaccount	Units Purchased	Units Redeemed	Ending Unit Balance	Units Purchased	Units Redeemed	Ending Unit Balance
Money Market Fund	5,392,976	(7,103,264)	7,324,838	4,254,952	(7,857,433)	9,035,127

Limited Maturity Bond Fund	2,029,213	(1,354,652)	6,279,354	2,170,489	(949,342)	5,604,794

Quality Bond Fund	3,981,654	(1,482,205)	15,256,801	4,477,925	(854,122)	12,757,352

High Yield Bond Fund	1,220,532	(616,071)	4,022,019	1,272,661	(324,738)	3,417,558

Flexibly Managed Fund	9,214,414	(1,195,334)	46,957,809	7,704,577	(2,617,520)	38,938,729

Balanced Fund	522,338	(437,064)	3,742,404	539,609	(648,626)	3,657,130

Large Growth Stock Fund	2,445,814	(1,233,426)	10,888,949	2,628,991	(1,273,566)	9,676,561

Large Cap Growth Fund	573,109	(431,469)	2,250,960	766,955	(270,794)	2,109,320

Large Core Growth Fund	380,707	(1,034,891)	5,779,031	669,001	(1,051,903)	6,433,215

Large Cap Value Fund	922,786	(425,529)	5,334,919	918,624	(605,944)	4,837,663

Large Core Value Fund	658,401	(1,107,628)	8,336,336	1,256,238	(941,900)	8,785,563

Index 500 Fund	1,390,494	(1,309,178)	9,207,535	1,886,523	(1,317,225)	9,126,219

Mid Cap Growth	1,017,096	(860,676)	5,598,369	962,949	(715,854)	5,441,949

Mid Cap Value Fund	626,780	(353,332)	3,461,206	688,946	(417,572)	3,187,758

Mid Core Value Fund	232,750	(246,932)	2,264,273	443,487	(362,548)	2,278,455

SMID Cap Growth Fund	574,493	(405,209)	852,880	837,657	(224,057)	683,596

SMID Cap Value Fund	545,166	(173,150)	874,032	509,041	(58,992)	502,017

Small Cap Growth Fund	955,534	(673,558)	3,351,726	979,424	(535,171)	3,069,750

Small Cap Value Fund	489,092	(416,724)	3,950,908	687,811	(586,598)	3,878,540

Small Cap Index Fund	711,088	(101,419)	1,121,564	556,419	(78,255)	511,896

Developed International Index Fund	1,457,182	(248,967)	2,253,032	1,086,438	(79,523)	1,044,817

International Equity Fund	1,307,413	(706,446)	9,688,093	1,475,131	(826,338)	9,087,126

Emerging Markets Equity Fund	2,985,394	(1,423,779)	8,392,076	2,554,667	(1,031,752)	6,830,461

REIT Fund	496,142	(196,850)	2,575,095	782,066	(423,904)	2,275,802

Aggressive Allocation Fund	1,002,767	(184,213)	2,238,792	1,432,387	(139,551)	1,420,238

Moderately Aggressive Allocation Fund	5,003,895	(660,227)	10,212,937	5,341,883	(824,510)	5,869,269

Moderate Allocation Fund	8,583,462	(455,171)	18,291,360	9,105,455	(438,694)	10,163,070

Moderately Conservative Allocation Fund	2,974,695	(703,401)	6,513,002	3,891,456	(534,634)	4,241,709

Conservative Allocation Fund	2,221,449	(1,112,449)	4,132,013	2,906,511	(709,471)	3,022,950

V.I. Capital Appreciation Fund	1,346	(2,087)	1,320	611	(4,535)	2,061

High Income Bond Fund II	3,740	(11,973)	8,648	18,644	(8,516)	16,881

Financial Services Fund	6,148	(6,148)	-	2,645	(5,493)	-

36

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

Note 5.    Accumulation Units (continued)

	December 31, 2010			December 31, 2009
Subaccount	Units Purchased	Units Redeemed	Ending Unit Balance	Units Purchased	Units Redeemed	Ending Unit Balance
Health Care Fund	-	-	-	921	(1,487)	-

Russell 2000 1.5x Strategy Fund	17,260	(13,482)	9,410	14,418	(17,276)	5,632

Nova Fund	2,394	(21,749)	4,698	23,103	(5,123)	24,053

NASDAQ-100 Fund	3,576	(5,763)	6,594	10,804	(4,628)	8,781

Technology Fund	6,291	(5,342)	3,593	5,952	(3,791)	2,645

Inverse S&P 500 Strategy Fund	-	(1)	183	-	(1)	184

Government Long Bond 1.2x Strategy Fund	3,078	(2,127)	1,560	249	(16,817)	609

U.S. Government Money Market Fund	15,773	(17,807)	31,039	17,939	(40,613)	33,074

Utilities Fund	3,495	(3,495)	-	-	(3,328)	-

Equity Income Portfolio II	3,336	(6,926)	4,442	5,814	(16,265)	8,033

International Stock Portfolio	3,082	(2,356)	4,742	282	(3,909)	4,017

Note 6.    Financial Highlights

Account III is a funding vehicle for a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table was developed by determining which products offered within Account III have the lowest and highest total return. Only product designs within each subaccount that has units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within Account III as contract owners may not have selected all available and applicable contract options.

	January 1, 2010	December 31, 2010			For the Year ended December 31, 2010
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$10.73 to $24.57	7,324,838	$9.94 to $24.27	$86,626,701	0.01	1.25 to 1.60	(1.43) to (0.24)

Limited Maturity Fund	11.88 to 16.81	6,279,354	9.92 to 17.22	82,818,379	-	1.25 to 1.60	(1.47) to 2.43

Quality Bond Fund	13.15 to 35.02	15,256,801	9.87 to 36.68	245,021,641	-	1.25 to 1.60	(2.02) to 4.74

High Yield Bond Fund	16.22 to 59.73	4,022,019	10.51 to 67.35	85,794,568	-	1.25 to 1.60	(0.36) to 12.75

Flexibly Managed Fund	17.32 to 143.88	46,957,809	10.96 to 161.88	1,277,856,672	-	1.25 to 1.60	3.23 to 12.51

Balanced Fund	9.87 to 9.90	3,742,404	10.68 to 10.92	40,746,113	-	1.25 to 1.60	0.98 to 10.30

Large Growth Stock Fund	5.66 to 38.76	10,888,949	6.52 to 44.71	95,810,722	-	1.25 to 1.60	1.60 to 15.34

Large Cap Growth Fund	8.75 to 8.89	2,250,960	9.70 to 11.43	21,939,633	-	1.25 to 1.60	3.66 to 11.04

Large Core Growth Fund	8.20 to 8.22	5,779,031	9.48 to 11.72	54,928,668	-	1.25 to 1.60	3.24 to 15.81

Large Cap Value Fund	10.29 to 44.86	5,334,919	11.32 to 50.88	90,763,525	-	1.25 to 1.60	3.85 to 13.42

37

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

Note 6.    Financial Highlights (continued)

	January 1, 2010	December 31, 2010			For the Year ended December 31, 2010
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Large Core Value Fund	$8.35 to $8.37	8,336,336	$9.09 to $11.01	$75,917,289	-	1.25 to 1.60	3.20 to 9.07

Index 500 Fund	9.31 to 14.56	9,207,535	10.54 to 16.50	105,821,770	-	1.25 to 1.60	2.81 to 13.35

Mid Cap Growth Fund	7.00 to 15.20	5,598,369	8.75 to 19.04	60,421,698	-	1.25 to 1.60	7.26 to 25.27

Mid Cap Value Fund	13.99 to 21.63	3,461,206	11.68 to 26.87	72,484,030	-	1.25 to 1.60	5.28 to 24.21

Mid Core Value Fund	11.25 to 11.43	2,264,273	11.79 to 14.15	31,645,591	-	1.25 to 1.60	6.29 to 23.88

SMID Cap Growth Fund	9.82 to 9.85	852,880	11.94 to 12.15	10,322,531	-	1.25 to 1.60	6.21 to 23.30

SMID Cap Value Fund	9.76 to 9.78	874,032	11.74 to 12.26	10,675,995	-	1.25 to 1.60	5.65 to 25.29

Small Cap Growth Fund	7.62 to 23.17	3,351,726	8.94 to 27.26	48,916,016	-	1.25 to 1.60	5.44 to 17.65

Small Cap Value Fund	15.64 to 29.30	3,950,908	11.83 to 36.68	99,107,659	-	1.25 to 1.60	6.24 to 25.16

Small Cap Index Fund	8.66 to 8.69	1,121,564	10.77 to 12.07	12,093,801	-	1.25 to 1.60	6.28 to 24.63

Developed International Index Fund	9.01 to 9.03	2,253,032	9.54 to 10.89	21,513,065	-	1.25 to 1.60	(0.74) to 6.10

International Equity Fund	14.54 to 32.15	9,688,093	10.88 to 35.27	181,544,015	-	1.25 to 1.60	(0.97) to 9.70

Emerging Markets Equity Fund	9.77 to 9.79	8,392,076	11.45 to 11.52	96,392,675	-	1.25 to 1.60	(1.24) to 17.68

REIT Fund	14.31 to 14.53	2,575,095	10.73 to 17.96	45,642,352	-	1.25 to 1.60	(1.87) to 23.59

Aggressive Allocation Fund	8.93 to 8.95	2,238,792	10.20 to 11.25	22,866,625	-	1.25 to 1.60	2.42 to 14.52

Moderately Aggressive Allocation Fund	9.72 to 9.75	10,212,937	10.98 to 11.05	112,211,068	-	1.25 to 1.60	1.77 to 13.08

Moderate Allocation Fund	9.60 to 9.63	18,291,360	10.62 to 10.77	194,522,208	-	1.25 to 1.60	1.08 to 10.85

Moderately Conservative Allocation Fund	9.86 to 9.88	6,513,002	10.48 to 10.67	69,247,250	-	1.25 to 1.60	0.23 to 7.97

Conservative Allocation Fund	10.14 to 10.17	4,132,013	10.19 to 10.74	44,184,439	-	1.25 to 1.60	(0.61) to 5.56

V.I. Capital Appreciation Fund	8.90 to 9.04	1,320	10.12 to 10.30	13,594	-	1.25 to 1.60	13.66 to 13.88

High Income Bond Fund II	15.47 to 15.71	8,648	17.47 to 17.77	152,150	8.72	1.25 to 1.60	12.91 to 13.14

Financial Services Fund	6.55 to 6.65	-	7.38 to 7.50	-	-	1.25 to 1.60	12.55 to 12.77

Health Care Fund	12.09 to 12.27	-	12.70 to 12.92	-	-	1.25 to 1.60	5.07 to 5.28

Russell 2000 1.5x Strategy Fund	8.60 to 8.73	9,410	11.67 to 11.87	111,504	-	1.25 to 1.60	35.66 to 35.93

Nova Fund	7.69 to 7.81	4,698	9.08 to 9.24	43,385	0.20	1.25 to 1.60	18.06 to 18.30

NASDAQ-100 Fund	12.15 to 12.33	6,594	14.16 to 14.41	95,023	-	1.25 to 1.60	16.61 to 16.84

Technology Fund	11.21 to 11.38	3,593	12.36 to 12.58	45,180	-	1.25 to 1.60	10.26 to 10.48

Inverse S&P 500 Strategy Fund	6.60 to 6.70	183	5.39 to 5.49	989	-	1.25 to 1.60	(18.28) to (18.11)

Government Long Bond 1.2x Strategy Fund	13.08 to 13.28	1,560	14.17 to 14.42	22,495	1.98	1.25 to 1.60	8.40 to 8.61

U.S. Government Money Market Fund	9.91 to 10.06	31,039	9.75 to 9.92	307,115	0.01	1.25 to 1.60	(1.57) to (1.38)

Utilities Fund	11.25 to 11.42	-	11.83 to 12.04	-	6.02	1.25 to 1.60	5.19 to 5.40

Equity Income Portfolio II	10.72 to 10.73	4,442	12.10 to 12.15	53,951	1.46	1.25 to 1.60	12.92 to 13.15

International Stock Portfolio	12.97 to 13.17	4,742	14.61 to 14.86	70,483	1.30	1.25 to 1.60	12.64 to 12.87

38

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

Note 6.    Financial Highlights (continued)

	January 1, 2009	December 31, 2009			For the Year ended December 31, 2009
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$10.84 to $24.77	9,035,127	$10.73 to 24.57	$109,286,177	0.48	1.25 to 1.60	(1.01) to (0.81)

Limited Maturity Fund	11.83 to 16.71	5,604,794	11.88 to 16.81	72,785,202	-	1.25 to 1.60	0.43 to 0.63

Quality Bond Fund	12.59 to 33.45	12,757,352	13.15 to 35.02	198,745,029	0.02	1.25 to 1.60	4.49 to 4.70

High Yield Bond Fund	11.24 to 41.30	3,417,558	16.22 to 59.73	67,164,643	-	1.25 to 1.60	44.34 to 44.63

Flexibly Managed Fund	13.22 to 109.61	38,938,729	17.32 to 143.88	996,832,358	0.02	1.25 to 1.60	31.01 to 31.27

Balanced Fund	8.48 to 8.49	3,657,130	9.87 to 9.90	36,145,800	-	1.25 to 1.60	16.37 to 16.60

Large Growth Stock Fund	4.02 to 27.46	9,676,561	5.66 to 38.76	77,138,621	0.01	1.25 to 1.60	40.88 to 41.16

Large Cap Growth Fund	6.46 to 6.54	2,109,320	8.75 to 8.89	18,541,373	-	1.25 to 1.60	35.56 to 35.83

Large Core Growth Fund	6.12 to 6.13	6,433,215	8.20 to 8.22	52,843,609	0.05	1.25 to 1.60	33.93 to 34.20

Large Cap Value Fund	7.81 to 34.00	4,837,663	10.29 to 44.86	78,138,713	-	1.25 to 1.60	31.69 to 31.96

Large Core Value Fund	7.26	8,785,563	8.35 to 8.37	73,449,635	-	1.25 to 1.60	15.08 to 15.31

Index 500 Fund	7.49 to 11.69	9,126,219	9.31 to 14.56	93,567,900	-	1.25 to 1.60	24.30 to 24.55

Mid Cap Growth Fund	4.80 to 10.41	5,441,949	7.00 to 15.20	46,936,797	-	1.25 to 1.60	45.66 to 45.95

Mid Cap Value Fund	9.66 to 14.90	3,187,758	13.99 to 21.63	54,618,812	-	1.25 to 1.60	44.87 to 45.16

Mid Core Value Fund	9.06 to 9.18	2,278,455	11.25 to 11.43	25,747,666	-	1.25 to 1.60	24.21 to 24.46

SMID Cap Growth Fund	6.47	683,596	9.82 to 9.85	6,721,029	-	1.25 to 1.60	51.94 to 52.24

SMID Cap Value Fund	6.80 to 6.81	502,017	9.76 to 9.78	4,901,958	-	1.25 to 1.60	43.49 to 43.78

Small Cap Growth Fund	4.87 to 14.79	3,069,750	7.62 to 23.17	39,837,090	-	1.25 to 1.60	56.36 to 56.68

Small Cap Value Fund	12.50 to 23.38	3,878,540	15.64 to 29.30	79,125,282	-	1.25 to 1.60	25.10 to 25.35

Small Cap Index Fund	6.97	511,896	8.66 to 8.69	4,436,254	-	1.25 to 1.60	24.33 to 24.58

Developed International Index Fund	7.11 to 7.12	1,044,817	9.01 to 9.03	9,418,156	0.01	1.25 to 1.60	26.67 to 26.93

International Equity Fund	12.11 to 26.74	9,087,126	14.54 to 32.15	157,820,643	1.19	1.25 to 1.60	19.99 to 20.23

Emerging Markets Equity Fund	5.98 to 5.99	6,830,461	9.77 to 9.79	66,776,304	0.02	1.25 to 1.60	63.25 to 63.58

REIT Fund	11.47 to 11.63	2,275,802	14.31 to 14.53	32,710,758	-	1.25 to 1.60	24.72 to 24.97

Aggressive Allocation Fund	7.02 to 7.03	1,420,238	8.93 to 8.95	12,684,750	-	1.25 to 1.60	27.08 to 27.34

Moderately Aggressive Allocation Fund	7.75 to 7.76	5,869,269	9.72 to 9.75	57,114,526	-	1.25 to 1.60	25.42 to 25.67

Moderate Allocation Fund	8.08 to 8.09	10,163,070	9.60 to 9.63	97,655,569	-	1.25 to 1.60	18.84 to 19.08

Moderately Conservative Allocation Fund	8.61	4,241,709	9.86 to 9.88	41,839,949	-	1.25 to 1.60	14.52 to 14.75

Conservative Allocation Fund	9.29	3,022,950	10.14 to 10.17	30,680,092	-	1.25 to 1.60	9.20 to 9.42

V.I. Capital Appreciation Fund	$7.47 to $7.57	2,061	8.90 to 9.04	18,353	0.32	1.25 to 1.60	19.16 to 19.40

High Income Bond Fund II	10.28 to 10.42	16,881	15.47 to 15.71	264,451	10.57	1.25 to 1.60	50.43 to 50.73

Financial Services Fund	5.56 to 5.64	-	6.55 to 6.65	-	-	1.25 to 1.60	17.78 to 18.02

Health Care Fund	9.85 to 9.98	-	12.09 to 12.27	-	-	1.25 to 1.60	22.67 to 22.91

Russell 2000 1.5x Strategy Fund	6.56 to 6.64	5,632	8.60 to 8.73	49,050	-	1.25 to 1.60	31.19 to 31.46

Nova Fund	5.77 to 5.84	24,053	7.69 to 7.81	187,773	1.07	1.25 to 1.60	33.36 to 33.62

39

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

Note 6.    Financial Highlights (continued)

	January 1, 2009	December 31, 2009			For the Year ended December 31, 2009
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
NASDAQ-100 Fund	8.12 to 8.23	8,781	12.15 to 12.33	108,298	-	1.25 to 1.60	49.59 to 49.89

Technology Fund	7.32 to 7.42	2,645	11.21 to 11.38	30,103	-	1.25 to 1.60	53.13 to 53.44

Inverse S&P 500 Strategy Fund	9.26 to 9.38	184	6.60 to 6.70	1,218	-	1.25 to 1.60	(28.70) to (28.56)

Government Long Bond 1.2x Strategy Fund	19.41 to 19.67	609	13.08 to 13.28	8,081	1.72	1.25 to 1.60	(32.63) to (32.50)

U.S. Government Money Market Fund	10.07 to 10.20	33,074	9.91 to 10.06	331,263	0.02	1.25 to 1.60	(1.54) to (1.34)

Utilities Fund	10.05 to 10.18	-	11.25 to 11.42	-	-	1.25 to 1.60	11.99 to 12.21

Equity Income Portfolio II	8.69 to 8.70	8,033	10.72 to 10.73	86,191	1.70	1.25 to 1.60	23.26 to 23.51

International Stock Portfolio	8.65 to 8.76	4,017	12.97 to 13.17	52,555	1.98	1.25 to 1.60	49.97 to 50.27

	January 1, 2008	December 31, 2008			For the Year ended December 31, 2008
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$10.72 to $24.43	12,832,292	$10.84 to $24.77	$154,896,272	2.53	1.25 to 1.60	1.19 to 1.39

Limited Maturity Fund	11.42 to 16.11	4,547,933	11.83 to 16.71	57,523,032	3.65	1.25 to 1.60	3.52 to 3.73

Quality Bond Fund	12.15 to 32.23	9,549,319	12.59 to 33.45	142,182,138	4.67	1.25 to 1.60	3.58 to 3.79

High Yield Bond Fund	15.00 to 55.01	2,465,094	11.24 to 41.30	36,501,137	9.28	1.25 to 1.60	(25.07) to (24.92)

Flexibly Managed Fund	18.58 to 153.79	33,755,607	13.22 to 109.61	705,652,970	2.67	1.25 to 1.60	(28.87) to (28.73)

Balanced Fund	- to -	3,766,147	8.48 to 8.49	31,960,223	3.47	1.25 to 1.60	(15.17) to (15.11)

Large Growth Stock Fund(a)	7.01 to 47.83	8,090,681	4.02 to 27.46	50,174,060	0.22	1.25 to 1.60	(42.71) to (42.59)

Large Cap Growth Fund	11.66 to 11.79	1,580,988	6.46 to 6.54	10,462,800	0.36	1.25 to 1.60	(44.63) to (44.52)

Large Core Growth Fund	- to -	6,816,118	6.12 to 6.13	41,753,975	0.19	1.25 to 1.60	(38.76) to (38.72)

Large Cap Value Fund	14.31 to 62.16	4,466,424	7.81 to 34.00	60,306,101	1.63	1.25 to 1.60	(45.42) to (45.31)

Large Core Value Fund	- to -	8,471,225	7.26	61,494,513	0.86	1.25 to 1.60	(27.42) to (27.37)

Index 500 Fund	11.88 to 18.52	8,379,691	7.49 to 11.69	71,532,984	2.15	1.25 to 1.60	(37.00) to (36.87)

Mid Cap Growth Fund	9.52 to 20.62	4,993,482	4.80 to 10.41	30,867,449	0.00	1.25 to 1.60	(49.61) to (49.51)

Mid Cap Value Fund	18.58 to 28.61	2,852,530	9.66 to 14.90	35,183,646	0.91	1.25 to 1.60	(48.03) to (47.92)

Mid Core Value Fund(b)	15.04 to 15.21	2,158,159	9.06 to 9.18	19,985,689	1.73	1.25 to 1.60	(39.77) to (39.65)

SMID Cap Growth Fund	- to -	69,996	6.47	452,660	0.00	1.25 to 1.60	(35.33) to (35.29)

SMID Cap Value Fund	- to -	51,968	6.80 to 6.81	353,465	1.14	1.25 to 1.60	(31.99) to (31.94)

Small Cap Growth Fund	9.89 to 29.98	2,519,204	4.87 to 14.79	23,076,748	0.00	1.25 to 1.60	(50.77) to (50.67)

Small Cap Value Fund	17.41 to 32.49	3,680,128	12.50 to 23.38	62,928,138	0.84	1.25 to 1.60	(28.20) to (28.06)

Small Cap Index Fund	- to -	33,732	6.97	235,068	1.50	1.25 to 1.60	(30.32) to (30.27)

Developed International Index Fund	- to -	37,901	7.11 to 7.12	269,637	1.06	1.25 to 1.60	(28.86) to (28.81)

40

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

Note 6.    Financial Highlights (continued)

	January 1, 2008	December 31, 2008			For the Year ended December 31, 2008
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
International Equity Fund	20.91 to 46.12	8,475,046	12.11 to 26.74	124,766,551	2.27	1.25 to 1.60	(42.13) to (42.01)

Emerging Markets Equity Fund	- to -	5,307,546	5.98 to 5.99	31,763,014	0.32	1.25 to 1.60	(39.74) to (39.70)

REIT Fund	19.21 to 19.43	1,720,049	11.47 to 11.63	22,102,876	3.65	1.25 to 1.60	(40.26) to (40.14)

Aggressive Allocation Fund	- to -	127,402	7.02 to 7.03	895,037	3.71	1.25 to 1.60	(29.74) to (29.69)

Moderately Aggressive Allocation Fund	- to -	1,351,896	7.75 to 7.76	10,479,520	5.42	1.25 to 1.60	(22.45) to (22.40)

Moderate Allocation Fund	- to -	1,496,309	8.08 to 8.09	12,080,538	5.22	1.25 to 1.60	(19.19) to (19.13)

Moderately Conservative Allocation Fund	- to -	884,887	8.61	7,619,861	4.42	1.25 to 1.60	(13.91) to (13.85)

Conservative Allocation Fund	- to -	825,911	9.29	7,676,010	5.09	1.25 to 1.60	(7.11) to (7.05)

V.I. Capital Appreciation Fund	13.20 to 13.35	6,192	7.47 to 7.57	$44,981	0.00	1.25 to 1.60	(43.41) to (43.29)

High Income Bond Fund II	14.12 to 14.28	8,057	10.28 to 10.42	70,101	9.07	1.25 to 1.60	(27.17) to (27.02)

Financial Services Fund	10.88 to 11.01	2,849	5.56 to 5.64	16,016	0.00	1.25 to 1.60	(48.87) to (48.77)

Health Care Fund	13.32 to 13.47	566	9.85 to 9.98	5,577	0.00	1.25 to 1.60	(26.05) to (25.90)

Russell 2000 1.5x Strategy Fund(c)	13.70 to 13.86	8,494	6.56 to 6.64	56,270	0.13	1.25 to 1.60	(52.14) to (52.04)

Nova Fund	12.87 to 13.01	6,292	5.77 to 5.84	35,428	0.15	1.25 to 1.60	(55.20) to (55.11)

NASDAQ-100 Fund(d)	14.21 to 14.37	2,605	8.12 to 8.23	21,437	0.06	1.25 to 1.60	(42.84) to (42.72)

Technology Fund	13.63 to 13.78	483	7.32 to 7.42	3,538	0.00	1.25 to 1.60	(46.28) to (46.17)

Inverse S&P 500 Strategy Fund(e)	6.75 to 6.83	185	9.26 to 9.38	1,716	0.00	1.25 to 1.60	37.04 to 37.31

Government Long Bond 1.2x Strategy Fund(f)	13.61 to 13.77	17,244	19.41 to 19.67	337,647	2.59	1.25 to 1.60	42.57 to 42.86

U.S. Government Money Market Fund	10.11 to 10.23	53,713	10.07 to 10.20	565,504	1.18	1.25 to 1.60	(0.46) to (0.26)

Utilities Fund	14.50 to 14.66	3,456	10.05 to 10.18	33,742	0.28	1.25 to 1.60	(30.69) to (30.55)

Equity Income Portfolio II	13.83 to 13.86	18,679	8.69 to 8.70	160,648	2.00	1.25 to 1.60	(37.28) to (37.15)

International Stock Portfolio	17.13 to 17.33	7,643	8.65 to 8.76	66,766	1.47	1.25 to 1.60	(49.52) to (49.42)

	January 1, 2007	December 31, 2007			For the Year ended December 31, 2007
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$10.36 to $23.57	3,901,826	$10.72 to $24.43	$51,354,071	4.86	1.25 to 1.60	3.45 to 3.66

Limited Maturity Fund	11.02 to 15.50	3,508,136	11.42 to 16.11	45,194,177	4.42	1.25 to 1.60	3.70 to 3.91

Quality Bond Fund	11.59 to 30.69	8,590,864	12.15 to 32.23	132,385,772	4.65	1.25 to 1.60	4.79 to 5.01

High Yield Bond Fund	14.69 to 53.79	2,831,170	15.00 to 55.01	57,411,937	6.99	1.25 to 1.60	2.07 to 2.28

41

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

Note 6.    Financial Highlights (continued)

	January 1, 2007	December 31, 2007			For the Year ended December 31, 2007
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Flexibly Managed Fund	18.05 to 149.07	34,300,679	18.58 to 153.79	1,065,431,617	2.28	1.25 to 1.60	2.96 to 3.17

Growth Stock Fund(a)	6.51 to 44.38	7,312,861	7.01 to 47.83	83,301,815	0.42	1.25 to 1.60	7.58 to 7.79

Large Cap Value Fund	14.00 to 60.68	5,112,126	14.31 to 62.16	128,370,422	1.39	1.25 to 1.60	2.23 to 2.44

Large Cap Growth Fund	11.30 to 11.40	1,669,063	11.66 to 11.79	19,541,666	0.54	1.25 to 1.60	3.20 to 3.41

Mid Cap Growth Fund	7.72 to 16.69	5,183,228	9.52 to 20.62	61,688,459	-	1.25 to 1.60	23.34 to 23.59

Mid Cap Value Fund	18.17 to 27.92	3,184,444	18.58 to 28.61	74,757,634	1.14	1.25 to 1.60	2.26 to 2.47

Strategic Value Fund(b)	15.13 to 15.27	2,115,433	15.04 to 15.21	31,945,966	0.57	1.25 to 1.60	(0.61) to (0.41)

Small Cap Growth Fund	9.32 to 28.18	2,626,239	9.89 to 29.98	48,541,418	-	1.25 to 1.60	6.16 to 6.37

Small Cap Value Fund	18.66 to 34.75	4,214,748	17.41 to 32.49	99,345,688	0.70	1.25 to 1.60	(6.67) to (6.48)

International Equity Fund	17.67 to 38.90	8,181,917	20.91 to 46.12	216,189,483	0.58	1.25 to 1.60	18.32 to 18.55

REIT Fund	23.73 to 23.95	1,877,416	19.21 to 19.43	36,208,851	2.59	1.25 to 1.60	(19.06) to (18.90)

Balanced Portfolio	12.12 to 21.91	1,782,930	13.81 to 25.01	30,878,857	1.18	1.25 to 1.60	13.93 to 14.16

Equity Income Portfolio	14.53 to 28.58	5,969,691	14.54 to 28.65	107,982,474	1.86	1.25 to 1.60	0.06 to 0.26

Growth Portfolio	9.78 to 23.27	5,148,583	12.24 to 29.17	93,240,992	0.85	1.25 to 1.60	25.13 to 25.38

Asset Manager Portfolio	11.63 to 20.07	1,037,627	13.24 to 22.89	$16,599,646	6.20	1.25 to 1.60	13.83 to 14.06

Emerging Markets Equity (Int’l) Portfolio	20.86 to 30.16	2,267,310	28.93 to 41.79	84,098,704	0.42	1.25 to 1.60	38.42 to 38.70

V.I. Capital Appreciation Fund	11.98 to 12.09	9,588	13.20 to 13.35	127,219	-	1.25 to 1.60	10.23 to 10.45

High Income Bond Fund II	13.87 to 14.00	29,509	14.12 to 14.28	418,770	7.15	1.25 to 1.60	1.78 to 1.98

Financial Services Fund	13.62 to 13.75	3,092	10.88 to 11.01	33,948	1.79	1.25 to 1.60	(20.10) to (19.94)

Health Care Fund	12.77 to 12.89	2,304	13.32 to 13.47	30,907	-	1.25 to 1.60	4.33 to 4.54

Russell 2000 Advantage Fund(c)	14.93 to 15.07	11,739	13.70 to 13.86	162,200	1.50	1.25 to 1.60	(8.23) to (8.04)

Nova Fund	12.93 to 13.05	15,123	12.87 to 13.01	196,469	0.58	1.25 to 1.60	(0.49) to (0.29)

OTC Fund(d)	12.25 to 12.37	19,242	14.21 to 14.37	276,354	0.11	1.25 to 1.60	15.94 to 16.18

Technology Fund	12.55 to 12.66	628	13.63 to 13.78	8,557	-	1.25 to 1.60	8.62 to 8.84

Inverse S&P 500 Index Fund(e)	6.87 to 6.87	-	6.75 to 6.83	-	-	1.25 to 1.60	(0.78) to (0.58)

Government Long Bond Advantage Fund(f)	12.60 to 12.72	11,715	13.61 to 13.77	160,714	3.61	1.25 to 1.60	8.03 to 8.25

U.S. Government Money Market Fund	9.89 to 9.98	58,420	10.11 to 10.23	593,318	3.85	1.25 to 1.60	2.23 to 2.44

Utilities Fund	13.05 to 13.17	6,352	14.50 to 14.66	92,794	1.86	1.25 to 1.60	11.06 to 11.29

Equity Income Portfolio II	13.61 to 13.67	25,020	13.83 to 13.86	346,217	1.53	1.25 to 1.60	1.39 to 1.59

International Stock Portfolio	15.40 to 15.55	14,050	17.13 to 17.33	242,885	1.74	1.25 to 1.60	11.23 to 11.45

42

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

Note 6.    Financial Highlights (continued)

	January 1, 2006	December 31, 2006			For the Year ended December 31, 2006
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$10.04 to $22.81	2,315,552	$10.36 to $23.57	$30,133,802	4.60	1.25 to 1.60	3.14 to 3.34

Limited Maturity Fund	10.70 to 15.02	2,468,266	11.02 to 15.50	31,200,892	4.81	1.25 to 1.60	2.99 to 3.20

Quality Bond Fund	11.18 to 29.52	7,270,141	11.59 to 30.69	109,880,081	4.12	1.25 to 1.60	3.74 to 3.95

High Yield Bond Fund	13.55 to 49.52	2,746,686	14.69 to 53.79	58,236,522	5.82	1.25 to 1.60	8.39 to 8.60

Flexibly Managed Fund	15.87 to 130.83	29,036,982	18.05 to 149.07	959,061,870	1.77	1.25 to 1.60	13.71 to 13.94

Growth Stock Fund(a)	5.84 to 39.76	5,326,181	6.51 to 44.38	67,368,322	0.26	1.25 to 1.60	11.38 to 11.61

Large Cap Growth Fund	11.05 to 11.14	1,761,460	11.30 to 11.40	19,976,718	0.24	1.25 to 1.60	2.21 to 2.41

Large Cap Value Fund	12.01 to 51.95	5,040,954	14.00 to 60.68	135,392,863	1.07	1.25 to 1.60	16.57 to 16.80

Index 500 Fund	10.07 to 15.66	7,413,215	11.46 to 17.84	98,825,572	1.34	1.25 to 1.60	13.72 to 13.94

Mid Cap Growth Fund	7.33 to 15.82	4,296,571	7.72 to 16.69	42,788,004	-	1.25 to 1.60	5.28 to 5.49

Mid Cap Value Fund	16.55 to 25.38	3,074,040	18.17 to 27.92	71,871,042	0.64	1.25 to 1.60	9.81 to 10.03

Strategic Value Fund(b)	13.68 to 13.78	1,738,953	15.13 to 15.27	26,413,865	0.47	1.25 to 1.60	10.62 to 10.84

Small Cap Growth Fund	9.57 to 28.89	2,952,761	9.32 to 28.18	53,204,019	-	1.25 to 1.60	(2.65) to (2.45)

Small Cap Value Fund	16.12 to 29.96	3,963,390	18.66 to 34.75	103,427,966	0.31	1.25 to 1.60	15.75 to 15.98

International Equity Fund	13.74 to 30.22	6,313,986	17.67 to 38.90	151,035,422	1.66	1.25 to 1.60	28.47 to 28.73

REIT Fund	18.18 to 18.32	1,917,995	23.73 to 23.95	45,693,943	1.24	1.25 to 1.60	30.51 to 30.77

Balanced Portfolio	11.11 to 20.05	1,693,603	12.12 to 21.91	26,610,709	0.81	1.25 to 1.60	9.08 to 9.30

Equity Income Portfolio	12.27 to 24.07	5,208,063	14.53 to 28.58	99,363,420	3.36	1.25 to 1.60	18.47 to 18.70

Growth Portfolio	9.28 to 22.05	5,492,271	9.78 to 23.27	82,333,018	0.40	1.25 to 1.60	5.32 to 5.53

Asset Manager Portfolio	10.99 to 18.94	1,037,501	11.63 to 20.07	15,137,113	2.83	1.25 to 1.60	5.78 to 5.99

Emerging Markets Equity (Int’l) Portfolio	15.40 to 22.29	1,873,166	20.86 to 30.16	48,358,164	0.76	1.25 to 1.60	35.17 to 35.44

V.I. Capital Appreciation Fund	11.45 to 11.53	9,180	11.98 to 12.09	110,463	0.06	1.25 to 1.60	4.62 to 4.83

High Income Bond Fund II	12.72 to 12.82	71,096	13.87 to 14.00	990,299	6.64	1.25 to 1.60	9.05 to 9.27

Financial Services Fund	11.86 to 11.94	4,170	13.62 to 13.75	57,127	0.64	1.25 to 1.60	14.88 to 15.11

Health Care Fund	12.35 to 12.43	1,387	12.77 to 12.89	17,779	-	1.25 to 1.60	3.45 to 3.65

Mekros Fund(g)	12.55 to 12.64	16,522	14.93 to 15.07	247,533	0.14	1.25 to 1.60	18.94 to 19.17

Nova Fund	11.02 to 11.10	51,998	12.93 to 13.05	677,175	1.69	1.25 to 1.60	17.39 to 17.62

OTC Fund(d)	11.77 to 11.85	7,810	12.25 to 12.37	96,566	-	1.25 to 1.60	4.10 to 4.31

Technology Fund	12.04 to 12.13	1,150	12.55 to 12.66	14,487	-	1.25 to 1.60	4.21 to 4.42

Ursa Fund(h)	7.48 to 7.53	-	6.87 to 6.87	-	-	1.25 to 1.60	(8.97) to (8.79)

U.S. Government Bond Fund(i)	13.22 to 13.31	10,073	12.60 to 12.72	127,448	3.50	1.25 to 1.60	(4.67) to (4.48)

U.S. Government Money Market Fund	9.68 to 9.75	93,117	9.89 to 9.98	923,677	3.71	1.25 to 1.60	2.18 to 2.39

Utilities Fund	10.96 to 11.04	6,251	13.05 to 13.17	82,032	2.00	1.25 to 1.60	19.05 to 19.29

Equity Income Portfolio II	11.63 to 11.71	23,076	13.61 to 13.67	314,668	1.22	1.25 to 1.60	16.77 to 17.00

International Stock Portfolio	13.14 to 13.24	6,446	15.40 to 15.55	99,762	1.49	1.25 to 1.60	17.21 to 17.44

43

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

Note 6.    Financial Highlights (continued)

(a) Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.

(b) Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

(c) Prior to April 1, 2008, Russell 2000 1.5x Strategy Fund was named Russell 2000 Advantage Fund.

(d) Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund.

(e) Prior to April 1, 2008, Inverse S&P 500 Strategy Fund was named Inverse S&P 500 Index Fund.

(f) Prior to April 1, 2008, Government Long Bond 1.2x Strategy Fund was named Government Long Bond Advantage Fund.

(g) Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund.

(h) Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund.

(i) Prior to May 1, 2006, Government Long Bond Advantage was named U.S. Government Bond Fund.

*	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccounts within Account III from the underlying mutual fund, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective subaccounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, Account III does not record investment income.

**	These ratios represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying subaccount are excluded.

***	These ratios represent the total return for the periods indicated, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period and reflects a range of actual product total returns.

Note 7.    Subsequent Events

Management has evaluated the impact of all subsequent events on Account III through the date the financial statements were issued and has determined that, except as described below, no additional subsequent events require recognition or disclosure in the financial statements.

On February 23, 2011, the Board of Directors of the Penn Series Funds approved changing the name of the REIT Fund to the Real Estate Securities Fund effective May 1, 2011.

44

PM1559 5/11

2010 Consolidated GAAP Financial Statements

PricewaterhouseCoopers LLP Two Commerce Square, Suite 1700 2001 Market Street Philadelphia PA 19103-7042 Telephone (267) 330 3000 Facsimile (267) 330 3300 www.pwc.com

Report of Independent Auditors

To the Board of Trustees

The Penn Mutual Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, changes in equity, and cash flow present fairly, in all material respects, the financial position of The Penn Mutual Life Insurance Company and its subsidiaries (the “Company”) at December 31, 2010 and December 31, 2009, and the results of their operations and their cash flow for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company adopted new guidance on the recognition and presentation of other-than-temporary impairments for debt securities effective January 1, 2009.

As discussed in Note 2 to the consolidated financial statements, the Company adopted new guidance on fair value measurements effective January 1, 2008.

February 10, 2011

(In Thousands)

Consolidated Balance Sheets

December 31,	2010	2009

ASSETS
Investments:
Debt securities, at fair value:
Available for sale	$7,256,855	$6,079,055
Trading	185,348	94,365
Equity securities, at fair value	13,015	31,239
Real estate, net of accumulated depreciation	14,153	14,838
Policy loans	703,337	689,344
Short-term investments	29,105	253,341
Alternative assets	292,121	266,219
Other invested assets	103,693	208,016

TOTAL INVESTMENTS	8,597,627	7,636,417

Cash	70,603	38,260
Investment income due and accrued	92,663	87,405
Deferred acquisition costs	818,602	784,317
Amounts recoverable from reinsurers	322,183	334,500
Broker/dealer receivables	1,789,452	1,823,304
Goodwill	50,026	50,026
Other assets	469,261	467,533
Separate account assets	4,532,892	3,761,147

TOTAL ASSETS	$16,743,309	$14,982,909

LIABILITIES AND EQUITY
Liabilities:
Reserves for future policy benefits	$2,793,688	$2,744,511
Other policyholder funds	4,104,881	3,714,775
Policyholders’ dividends payable	15,130	15,366
Broker/dealer payables	1,692,578	1,705,402
Accrued income taxes	291,497	179,989
Debt	520,522	282,940
Other liabilities	470,247	486,040
Separate account liabilities	4,532,892	3,761,147

TOTAL LIABILITIES	14,421,435	12,890,170

Equity:
Retained earnings	2,139,206	2,053,883
Accumulated other comprehensive income:
Impact of adoption of accounting principle	-	(4,620)
Unrealized appreciation of securities, net	190,790	57,812
Pension liability	(8,122)	(14,336)
Total accumulated other comprehensive income	182,668	38,856

TOTAL EQUITY	2,321,874	2,092,739

TOTAL LIABILITIES AND EQUITY	$16,743,309	$14,982,909

The accompanying notes are an integral part of these consolidated financial statements.

2010 Consolidated GAAP Financial Statements	Page 1

(In Thousands)

Consolidated Statements of Income

Years Ended December 31,	2010	2009	2008

REVENUES
Premium and annuity considerations	$253,318	$254,894	$182,163
Policy fee income	302,124	297,820	311,692
Net investment income	419,807	369,544	388,760
Net investment losses:
Total other-than-temporary impairment losses	(21,106)	(46,740)	(42,465)
Portion of loss recognized in other comprehensive income	6,451	19,225	-
Net other-than-temporary impairment losses recognized in earnings	(14,655)	(27,515)	(42,465)
Realized net investment gains, excluding other-than-temporary impairment losses	42,243	13,725	26,601
Total net investment gains/(losses)	27,588	(13,790)	(15,864)
Broker/dealer fees and commissions	511,343	459,540	483,948
Other income	41,173	37,268	31,200
TOTAL REVENUES	1,555,353	1,405,276	1,381,899

BENEFITS AND EXPENSES
Benefits paid to policyholders and beneficiaries	511,795	473,013	422,264
Policyholder dividends	30,548	31,563	31,207
Increase in reserves for future policy benefits	70,666	69,870	33,634
General expenses	420,891	414,020	389,602
Broker/dealer sales expense	291,357	259,596	261,165
Amortization of deferred acquisition costs	116,317	125,424	178,485
TOTAL BENEFITS AND EXPENSES	1,441,574	1,373,486	1,316,357

INCOME BEFORE INCOME TAXES	113,779	31,790	65,542
Current	(37,416)	2,344	16,115
Deferred	65,872	733	6,431
INCOME TAX EXPENSE	28,456	3,077	22,546
NET INCOME	$85,323	$28,713	$42,996
The accompanying notes are an integral part of these consolidated financial statements.

Page 2	The Penn Mutual Life Insurance Company

(In Thousands)

Consolidated Statements of Changes in Equity

Years Ended December 31, 2008, 2009, and 2010	Accumulated Other Comprehensive (Loss)/Income	Retained Earnings	Total Equity

BALANCE AT JANUARY 1, 2008	$61,340	$1,977,554	$2,038,894

Net income for 2008	-	42,996	42,996
Other comprehensive income, net of tax
Unrealized net depreciation of securities, net of taxes of $171,149, net of reclassification adjustments	(332,219)	-	(332,219)
Postretirement benefits liability adjustment net of tax of $4,471	(8,304)	-	(8,304)

Comprehensive income			(297,527)

BALANCE AT DECEMBER 31, 2008	$(279,183)	$2,020,550	$1,741,367

Net income for 2009	-	28,713	28,713
Impact of adoption of new accounting pronouncement, net of tax of $2,488 (see Note 2)	(4,620)	4,620	-
Other comprehensive income, net of tax
Unrealized net appreciation of securities, net of tax of $180,085, net of reclassification adjustments	339,322	-	339,322
Other than temporary impairment, net of tax of $6,729	(12,496)	-	(12,496)
Postretirement benefits liability adjustment, net of tax of $2,013	(4,167)	-	(4,167)

Comprehensive income			351,372

BALANCE AT DECEMBER 31, 2009	$38,856	$2,053,883	$2,092,739

Net income for 2010	-	85,323	85,323
Other comprehensive income, net of tax
Unrealized net appreciation of securities, net of tax of $37,364, net of reclassification adjustments	125,119	-	125,119
Other than temporary impairment, net of taxes of $6,719	12,479	-	12,479
Postretirement benefits liability adjustment, Net of taxes of $3,346	6,214	-	6,214
Comprehensive income			229,135

BALANCE AT DECEMBER 31, 2010	$182,668	$2,139,206	$2,321,874

The accompanying notes are an integral part of these consolidated financial statements.

2010 Consolidated GAAP Financial Statements	Page 3

(In Thousands)

Consolidated Statements of Cash Flows

Years Ended December 31,	2010	2009	2008

CASH FLOW FROM OPERATING ACTIVITIES
Net income	$85,323	$28,713	$42,996
Adjustments to reconcile net income to net cash used in operating activities:
Capitalization of acquisition costs	(222,534)	(158,407)	(124,488)
Amortization of deferred acquisition costs	116,317	125,424	178,485
Policy fees on universal life and investment contracts	(176,876)	(179,964)	(186,992)
Interest credited on universal life and investment contracts	173,182	155,269	144,251
Depreciation and amortization	(12,007)	(10,041)	(18,592)
Net investment (gains)/losses	(8,840)	40,865	16,778
Net investment (losses)/income on limited partnerships and derivatives	(46,167)	15,330	(15,478)
Change in:
Investment income due and accrued	(5,258)	(3,261)	(2,763)
Amounts recoverable from reinsurers	13,595	(3,899)	21,017
Future policy benefits	57,416	65,424	37,211
Accrued income taxes	34,080	3,147	(9,695)
Net broker/dealer receivables	21,028	(17,385)	80,045
Trading securities	(90,983)	(25,097)	17,826
Other, net	11,305	(60,149)	(6,733)

NET CASH (USED IN)/PROVIDED BY OPERATING ACTIVITIES	$(50,419)	$(24,031)	$173,868

CASH FLOW FROM INVESTING ACTIVITIES
Sale of investments:
Debt securities, available for sale	$840,189	$657,638	$1,357,470
Equity securities	23,116	442	1,014
Other	210,844	3,740	1,302
Maturity and other principal repayments:
Debt securities, available for sale	538,231	436,712	608,968
Other	31,386	92,975	127,022
Cost of investments acquired:
Debt securities, available for sale	(2,263,290)	(1,272,209)	(1,982,207)
Equity securities	(1,263)	(45)	(31,859)
Limited partnerships	(46,366)	(37,069)	(61,793)
Derivatives	(23,778)	(132,608)	(74,771)
Other	18,020	4,291	(45,249)
Change in policy loans, net	(13,993)	(17,845)	(2,161)
Cost of short-term investments sold, net	224,236	25,745	(241,076)
(Decrease)/increase in collateral payable	(96,608)	(30,117)	127,554
Purchases of furniture and equipment, net	(9,412)	(11,136)	1,974

NET CASH USED IN INVESTING ACTIVITIES	$(568,688)	$(279,486)	$(213,812)

…continued -

Page 4	The Penn Mutual Life Insurance Company

(In Thousands)

Consolidated Statements of Cash Flows (con’t)

Years Ended December 31,	2010	2009	2008

CASH FLOW FROM FINANCING ACTIVITIES
Policyholder Account Balance
Deposits for universal life and investment contracts	$1,529,572	$1,329,619	$955,530
Withdrawals from universal life and investment contracts	(758,420)	(680,279)	(803,187)
Transfers to separate accounts	(357,284)	(344,563)	(32,153)
Issuance/(extinguishment) of debt	237,582	(24,482)	(42,570)

NET CASH PROVIDED BY FINANCING ACTIVITIES	$651,450	$280,295	$77,620

Net increase/(decrease) in cash	32,343	(23,222)	37,676
Cash, beginning of year	38,260	61,482	23,806

CASH, END OF YEAR	$70,603	$38,260	$61,482

The accompanying notes are an integral part of these consolidated financial statements.

2010 Consolidated GAAP Financial Statements	Page 5

(In Thousands)

Notes to Consolidated Financial Statements

Note 1. NATURE OF OPERATIONS AND BASIS OF PRESENTATION

NATURE OF OPERATIONS The Penn Mutual Life Insurance Company (“PML”) and its subsidiaries (collectively, “the Company”) offer a wide range of insurance and investment products including life insurance, annuities, and investment products, as well as advisory services. PML, a Pennsylvania domiciled mutual life insurance company, concentrates primarily on the sale of individual life insurance and annuity products. PML and its wholly owned life insurance subsidiary, the Penn Insurance and Annuity Company (“PIA”) primarily market traditional whole life, term life, fixed universal life, indexed universal life, variable universal life, immediate annuity and fixed and variable deferred annuity products through a network of career agents and independent agents. PML is licensed and sells its products in all fifty states and the District of Columbia. In addition, the Company offers a variety of investment products and advisory services through its non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries).

BASIS OF PRESENTATION The accompanying Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and reflect the consolidation of PML and its wholly owned and majority controlled subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

PML prepares its regulatory financial statements in accordance with statutory accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania, while PIA follows statutory practices prescribed or permitted by the Delaware Department of Insurance, both of which are comprehensive basis of accounting other than GAAP. See Note 14 for additional discussion.

RECLASSIFICATION Certain 2009 and 2008 amounts have been reclassified to conform with 2010 presentation, none of which have an impact on net income or equity.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material reported amounts and disclosures that require extensive use of estimates are:

¯	Fair value of certain invested assets and derivatives
¯	Capitalization and amortization of deferred acquisition costs (“DAC”)
¯	Liabilities for future policyholder benefits
¯	Accounting for income taxes and valuation of deferred income tax assets and liabilities and unrecognized tax benefits
¯	Litigation and other contingencies
¯	Pension and other postretirement and postemployment benefits

INVESTMENTS The Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale, or trading. The Company determines classification of debt securities at the time of purchase. The Company classifies its debt securities (bonds, preferred stocks and mortgage and asset-backed securities) as available-for-sale (“AFS”) and trading. AFS securities are reported at fair value, with unrealized gains/(losses) reported in other comprehensive income, net of deferred taxes and related adjustments. Trading securities are held at fair value, with changes in value reported through net investment gains/(losses). Income on debt securities is recognized using the effective yield method of amortization. For mortgage and asset-backed securities (“structured securities”) not subject to other than temporary impairment (“OTTI”) review, changes in expected cash flows are recognized using the

Page 6	The Penn Mutual Life Insurance Company

(In Thousands)

retrospective yield adjustment method. For structured securities subject to OTTI review based on credit rating, changes in expected cash flows are recognized using the prospective yield adjustment method. In these cases, income is recognized on the prospective yield adjustment method over the remaining life of the securities. Cash flow assumptions for structured securities are obtained from broker dealer survey values or internal estimates consistent with the current interest rate and economic environments. These assumptions represent the Company’s best estimate of the amount and timing of estimated principal and interest cash flows based on current information and events. Interest on debt securities is recorded as income when earned.

Equity securities are carried at fair value and include seed money invested in separate accounts. Unrealized capital gains/(losses) are reported in other comprehensive income, net of deferred taxes. Dividends on equity securities are credited to income on their ex-dividend dates.

Real estate occupied by the Company is carried at depreciated cost. Depreciated cost is adjusted for impairments whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment being included in net investment losses. Depreciation is calculated using the straight-line method over the estimated useful life of the real estate holding, not to exceed 40 years. Depreciation expense is included in net investment income. The Company obtains an external appraisal on a tri-annual basis. The most recent appraisal was as of August 2010.

Short-term investments, which are carried at amortized cost and approximate fair value, consist primarily of money market funds and investments purchased with maturities of greater than three months and less than or equal to 12 months. Some short-term investments are identified as collateral as required by certain derivative contracts.

Policy loans are stated at the aggregate balance of unpaid principal and interest.

Alternative assets are investments in limited partnerships for which the Company applies the equity method of accounting. Due to the timing of the valuation data received from the general partner, these investments are reported in accordance with the most recent valuations received which are primarily on a one quarter lag.

Other invested assets include derivatives, an annuity contract to back nonqualified deferred compensation plans, low income housing tax credit investments (“LIHTC”) and miscellaneous invested assets. LIHTC investments are accounted for under the equity method. The delayed equity contributions for these investments are unconditional and legally binding and therefore, have been recognized as a liability. LIHTC investments are reviewed for OTTI, which if identified, is recorded as a net investment loss.

See Note 4 for additional discussion on derivatives.

Evaluating Investments for an OTTI The Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

Beginning in 2009, with respect to AFS debt securities, the Company considers, amongst other criteria, whether it has the intent to sell a particular impaired AFS debt security. The assessment of the Company’s intent to sell a particular AFS debt security considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, subsequent changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company’s need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on a security where the fair value is less than the amortized cost at the reporting date, the security will be deemed other-than-temporarily impaired in the period that the

2010 Consolidated GAAP Financial Statements	Page 7

(In Thousands)

sale decision was made and an OTTI loss for the entire difference between the fair value and the amortized cost will be recorded in earnings. In certain circumstances, the Company may determine that it does not intend to sell a particular security but that it is more likely than not that it will be required to sell that security before recovery of its amortized cost. In such instances, the AFS debt security will be deemed other-than-temporarily impaired in the period during which it was determined more likely than not that the security will be required to be sold and an OTTI loss for the entire difference between the fair value and the amortized cost will be recorded in earnings. If the Company does not have the intent to sell and it does not believe that it is more likely than not that it will be required to sell the security before recovery of its amortized cost, the Company evaluates the security for impairment considered other than temporary. Factors considered in determining whether a decline in fair value is other than temporary include the significance of the decline, the length of time a security’s fair value is below its amortized cost, current economic conditions, past credit loss experience, estimated future cash flows, and other circumstances of the investment. If the Company concludes that the impairment is other than temporary, the Company estimates the present value of the expected future cash flows to be received from the security. If the present value of the expected future cash flows to be received is less than the amortized cost, the security will be deemed other-than-temporarily impaired in the period that such present value of the expected future cash flows falls below amortized cost and this difference, referred to as the credit loss, will be recognized in earnings. Any remaining difference between the present value of the expected future cash flows to be received and the estimated fair value of the security will be recognized as a separate component of other comprehensive loss and is referred to as the non-credit loss. For AFS debt securities for which an OTTI was recognized in earnings, the decision as to whether or not the difference between the new amortized cost basis and the cash flows expected to be collected should be accreted as interest income is done on a security by security basis. Prior to January 1, 2009 the Company’s assessment of OTTI for AFS debt securities was performed in the manner described below for equity securities.

With respect to equity securities and AFS debt securities prior to 2009, the Company regularly evaluated the carrying value and adjusted the recorded value for impairments considered other-than-temporary. Factors considered in determining whether a decline in fair value was other-than-temporary included the significance of the decline, the length of time a security’s fair value is below its amortized cost, current economic conditions, past credit loss experience, estimated future cash flows, and other circumstances of the investee, and the Company’s ability and intent to hold the investment for a sufficient period of time to allow for anticipated recovery. A decline in a security’s fair value that was deemed to be other-than-temporary was reported in income as a realized capital loss and an appropriate reduction in the cost basis of the security was recognized. When the fair value of securities was below amortized cost and there were negative changes in estimated future cash flows, the securities were deemed other-than-temporarily impaired and realized loss was recognized in net income. The discount created by the impairment loss was amortized into investment income over the remaining term of the security based on expected future cash flows.

Net investment gains/(losses) on sales are generally computed using the specific identification method and are included in income on the trade date and net of amortization of deferred acquisition costs. Unrealized capital gains/(losses) on investments, and adjustments to deferred acquisition costs and unearned revenue, net of applicable taxes, are accounted for as a separate component of other comprehensive income.

DERIVATIVE FINANCIAL INSTRUMENTS The Company utilizes various derivatives, including interest rate swaps, financial futures, interest rate caps, and put options in conjunction with its management of assets and liabilities and interest rate risk. All derivatives are recognized at fair value and reported in other invested assets. Derivatives with a positive fair value are reported in other invested assets. Derivatives with a negative fair value are reported in other liabilities. The accounting treatment for specific derivatives depends on whether management elects to follow hedge accounting. To qualify as a hedge, the hedge relationship is designated and formally documented at inception by detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged to qualify for hedge accounting. The hedging relationship is considered highly

Page 8	The Penn Mutual Life Insurance Company

(In Thousands)

effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis. The Company does not engage in derivative financial instrument transactions for speculative purposes.

Interest rate swaps and interest rate futures are used to manage risk from interest rate fluctuations.

For a fair value hedge, the gain or loss on the hedging instrument is recognized in current earnings. The carrying value of the hedged items is adjusted by the change in fair value and is also recognized in current earnings. The Company’s fair value hedges are primarily hedges of available-for-sale fixed maturity securities.

At termination, the cost bases of the hedged assets are adjusted prospectively by the amount of change in fair value of the hedged assets, unless the hedged assets are subject to retrospective accounting. The adjustment to the hedged assets will be amortized through investment income over the remaining life of the bond.

For a cash flow hedge, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, the accounting treatment depends on the effectiveness of the hedge. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives’ fair value will not be included in current earnings, but are reported as other comprehensive income. To the extent these derivatives are not effective, changes in their fair values are included in earnings as a net investment gain/loss.

For cash flow hedges, when hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the gain/(loss) that was accumulated in other comprehensive income will be recognized immediately as a realized capital gain/(loss). The derivative will continue to be carried on the balance sheet at its fair value with subsequent changes in fair value recorded as a realized capital gain/(loss). When hedge accounting is discontinued because the hedge is terminated, the accumulated gain/(loss) remains in other comprehensive income until the forecasted transaction is no longer probable. At that time, the accumulated gain or loss will be amortized as a realized capital gain/(loss) over the remaining life of the derivative contract.

The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires, is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, or (iv) it is probable that the forecasted transaction will not occur.

The Company utilizes interest rate swaps, financial futures and put options to hedge risks associated with the offering of equity market based guarantees in the Company’s annuity product portfolio. These derivatives do not qualify for hedge accounting. The change in fair value of these derivatives is recognized as a net investment gain/(loss).

Interest rate caps and credit default swaps are carried at fair value and do not qualify for hedge accounting treatment. As a result, the change in the fair value of the derivatives is recognized currently in net investment gains/(losses) in the period of change.

Additional disclosures related to derivative instruments and hedging activities are included in Note 4.

The Company also provides contracts with certain living benefits which are considered embedded derivatives. These contracts are discussed in further detail in Note 8.

DEFERRED ACQUISITION COSTS The costs of acquiring new and sustaining renewal business and certain costs of issuing policies that vary with and are directly related to the production of new and renewal

2010 Consolidated GAAP Financial Statements	Page 9

(In Thousands)

business have been deferred and recorded as an asset in the accompanying Consolidated Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts and certain agency expenses.

DAC related to participating traditional and universal life insurance policies and investment type products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life. Amortization expense is recognized in proportion to estimated gross profits arising principally from interest margins, mortality margins, expense margins and surrender charges. The effects of revisions to estimated gross profits are reflected as adjustments to DAC in the period such estimated gross profits are revised. DAC related to certain term business are amortized in proportion to premium revenue.

Each year, a formal review of the assumptions underlying the expected gross profits are analyzed and updated as necessary.

DAC is reviewed annually to determine whether such costs are recoverable based upon future estimated gross profits. The Company has evaluated all DAC balances and concluded these amounts are recoverable at December 31, 2010 and 2009, respectively. Certain costs and expenses reported in the Consolidated Statements of Income are net of amounts deferred.

GOODWILL AND INTANGIBLE ASSETS Goodwill and other intangibles with an indefinite useful life are not amortized. All goodwill and indefinite life intangible assets are required to be tested for impairment at least annually. An intangible asset with a finite life is amortized over its useful life. Intangibles with a finite useful life are tested for impairment when facts and circumstances indicate that its carrying amount may not be recoverable.

The Company had goodwill of $50,026 as of December 31, 2010 and 2009. No impairment of goodwill was recognized during 2010, 2009, or 2008.

The Company had intangible assets with a gross carrying amount of $8,700 and $8,700 and accumulated amortization of $6,817 and $6,149 as of December 31, 2010 and 2009, respectively. The aggregate amortization expense related to these intangible assets was $668, $912 and $1,316 in 2010, 2009, and 2008, respectively. Estimated annual amortization expense is:

Years ending December 31,	Amortization Expense

2011	$479
2012	374
2013	290
2014	206
2015	172

OTHER Other assets primarily consist of property and equipment, leasehold improvements, computer equipment, and packaged software, which are stated at cost, less accumulated depreciation and amortization. Depreciation on property and equipment is determined using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Depreciation of computer equipment is calculated using the straight-line method over the lesser of its useful life or three years. Packaged software is depreciated using the straight-line method over the lesser of its useful life or three years. At December 31, 2010 and 2009, these assets had a gross carrying amount of $175,313 and $179,008, respectively and accumulated depreciation and amortization was $147,696 and $151,073 at December 31, 2010 and 2009, respectively. Related depreciation and amortization expense was $ 9,731, $10,252, and $9,171 for the years ended December 31, 2010, 2009, and 2008, respectively.

Page 10	The Penn Mutual Life Insurance Company

(In Thousands)

Also included in Other assets are sales inducements. The Company has deferred annuity policies in-force that contain sales inducements. See Note 7 for additional discussion of sales inducements.

RESERVES FOR FUTURE POLICY BENEFITS Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products; excess death benefit liabilities associated with individual deferred annuities and universal life contracts with secondary guarantees; and excess interest credits from indexed universal life contracts. These liabilities are established in amounts adequate to meet the estimated future obligations of the policies in-force. For additional details about these indexed universal life contracts, see Note 5.

Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality and morbidity, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.5% to 8.5%. Reserves for substandard policies are computed using multiples of the respective underlying mortality tables.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on the Company’s actual experience projected at the time of policy issue with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%.

OTHER POLICYHOLDER FUNDS Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value, which consists of deposits received from customers and investment earnings on the account value, less administrative, mortality and expense charges. The liability for universal life products is also reduced by mortality charges.

Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 10.5%.

Contract charges assessed against account values for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefits paid to policyholders and beneficiaries.

POLICYHOLDERS’ DIVIDENDS PAYABLE The Company’s liability for policyholders’ dividends represents its dividends payable to policyholders. As of December 31, 2010 and 2009, participating insurance expressed, as a percentage of insurance in-force is 91% and 94%, respectively, and as a percentage of premium income is 29% and 19%, respectively. The Board of Trustees approves the amount of Policyholders’ dividends to be paid annually. The aggregate amount of policyholders’ dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management’s judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 2010 and 2009.

BROKER/DEALER RECEIVABLES AND PAYABLES Broker/dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a trade-date basis.

SEPARATE ACCOUNT ASSETS AND LIABILITIES The Company has separate account assets and liabilities representing segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including the Company’s benefit plans. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The separate accounts have varying investment objectives.

At December 31, 2010 and 2009, all separate account assets are stated at the fair value of the underlying assets, which are primarily mutual funds. The value of the assets in the Separate Accounts reflects the actual

2010 Consolidated GAAP Financial Statements	Page 11

(In Thousands)

investment performance of the respective accounts and is not guaranteed by the Company. The liability at December 31, 2010 and 2009 represents the policyholders’ interest in the account and includes accumulated net investment income and realized and unrealized capital gains/(losses) on the assets, which generally reflects fair value. The investment income and net investment gains/(losses) from separate account assets accrue to the policyholders and are not included in the Consolidated Statements of Income. Mortality, policy administration and surrender charges assessed against the accounts are included in Policy fee income in the accompanying Consolidated Statements of Income. Asset management fees charged to the accounts are included in Other income in the accompanying Consolidated Statements of Income.

In 2008, the Company invested $31,000 of Seed Money for the establishment of 13 new funds in Penn Series Funds, Inc. The Seed Money is classified as an equity security, with unrealized capital gains/(losses) reported in other comprehensive income, net of deferred taxes and related adjustments. Dividends earned by the funds are credited to income on their ex-dividend dates. Seed money of $9,873 was invested in one fund and seed money of $28,588 was invested in seven funds as of December 31, 2010 and 2009, respectively.

The Company issues traditional variable annuity contracts in the separate accounts in which the Company provides various forms of guarantees to benefit the related contract holders called Guaranteed Minimum Death Benefits (“GMDB”), Guaranteed Minimum Accumulated Benefits (“GMAB”) and GMAB/Guaranteed Minimum Withdrawal Benefits (“GMWB”). See Note 8 for a discussion of the Company’s obligation regarding these product features.

RECOGNITION OF INCOME AND RELATED EXPENSES Premiums from traditional participating life insurance policies, term life policies, annuity policies with life contingencies and group life contracts are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of deferred acquisition costs.

Amounts received under universal life-type contracts are reported as deposits to policyholders’ account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration, and surrender charges, and are included as policy fee income in the Consolidated Statements of Income. In addition to fees, the Company earns investment income from the investment of policyholders’ deposits in the Company’s general account portfolio.

Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income over the period benefited, using the same assumptions and factors used to amortize DAC costs. Policy benefits and claims that are charges to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in-force and, for annuities, in relation to the amount of expected future benefit payments.

FEDERAL INCOME TAXES Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balances are compared. Deferred income taxes are generally recognized based on enacted tax rates and a valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

Uncertain tax positions (“UTP”) are established when the merits of a tax position are evaluated against certain measurement and recognition tests. UTP changes are reflected as a component of income taxes.

Page 12	The Penn Mutual Life Insurance Company

(In Thousands)

The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. The consolidated tax liability is allocated among the members of the group in accordance with a tax sharing agreement. The tax sharing agreement provides that the tax liability for each member of the group is calculated on a separate company basis.

REINSURANCE In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $5 million.

Reinsurance does not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the risk transfer of its reinsurance contracts and the financial strength of potential reinsurers. The Company regularly monitors the financial condition and ratings of its existing reinsurers to ensure that amounts due from reinsurers are collectible.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets in Amounts recoverable from reinsurers. Estimated reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. See Note 10.

BENEFIT PLANS The Company follows guidance which requires an employer on a prospective basis to recognize the funded status of its defined benefit pension and post retirement plans as an asset or liability in its consolidated balance sheet and to recognize changes in that funded status through comprehensive income in the year in which the changes occur. See Note 12.

CONTINGENCIES Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. See Note 13.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS Effective January 1, 2010, the consolidation of variable interest entities (“VIEs”) is required when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The Company invests in fixed maturity securities that are considered to be VIEs, such as mortgage-backed securities and asset-backed securities. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company’s investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company’s obligation to absorb losses or right to receive benefits and the Company’s inability to direct the activities that most significantly impact the economic performance of the VIEs, as applicable. The Company’s maximum exposure to loss on these investments is limited to the amount of the Company’s investment.

For additional details about these investments, see Note 3.

Also effective January 1, 2010, the Company adopted new guidance that indefinitely defers the above changes relating to the Company’s interests in entities that have all the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those applied by an investment company. As a result of the deferral, the above guidance did not apply to alternative assets held by the Company.

Effective December 31, 2009, the Company adopted the updated disclosure requirements for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The latter provides additional

2010 Consolidated GAAP Financial Statements	Page 13

(In Thousands)

guidance on how companies should estimate the fair value of certain alternative investments, such as hedge funds, private equity funds, and venture capital funds. Since the Company follows an equity method of accounting for these investments, only the additional disclosure requirements applied.

In June 2009, the FASB approved FASB Accounting Standards Codification. This standard identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements that are presented in conformity with U.S. GAAP. It establishes the FASB Accounting Standards Codification (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. GAAP. Codification does not create new accounting and reporting guidance rather it reorganizes U.S. GAAP pronouncements into approximately 90 topics within a consistent structure. All guidance contained in the Codification carries an equal level of authority. Relevant portions of authoritative content, issued by the SEC, for SEC registrants, have been included in the Codification. After the effective date, all nongrandfathered, non-SEC accounting literature not included in the Codification is superseded and deemed nonauthoritative. Codification is effective for financial statements issued for interim and annual periods ending after September 15, 2009.

Effective January 1, 2009, the Company adopted new guidance relating to fair value measurement which provides guidance on (1) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities and (2) identifying transactions that are not orderly. The adoption of this guidance did not have an impact on the Company’s Consolidated Financial Statements. Additionally, the Company has provided all of the material required disclosures in its Consolidated Financial Statements.

Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The adoption of this guidance did not have an impact on the Company’s Consolidated Financial Statements. The Company has provided all of the material required disclosures in its Consolidated Financial Statements.

Effective January 1, 2009, the Company adopted guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. This guidance also requires disclosure of the date through which management has evaluated subsequent events and the basis for that date. The adoption of this guidance did not have an impact on the Company’s Consolidated Financial Statements. The Company has provided all of the material required disclosures in its Consolidated Financial Statements.

Effective January 1, 2009, the Company adopted new guidance on the recognition and presentation of other-than-temporary impairments. This guidance amends the recognition guidance for determining whether an other-than-temporary impairment exists for debt securities, changes the presentation of OTTI for debt securities and requires additional disclosures for OTTI on debt and equity securities in interim and annual financial statements. It requires that an OTTI be recognized in earnings for a debt security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the debt security’s amortized cost and its fair value only when either (1) the Company has the intent to sell the debt security or (2) it is more likely than not that the Company will be required to sell the debt security before recovery of the decline in fair value below amortized cost. If neither of these two conditions exists, the Company evaluates the security for impairment considered other-than-temporary. For securities with impairments deemed to be other-than-temporary, the difference between the amortized cost basis of the debt security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings (“credit loss”). If fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors (“non-credit loss”) is recorded as other comprehensive income (loss). When an unrealized loss on a debt security is considered temporary, the Company continues to record the unrealized loss in other comprehensive income (loss) and not in earnings. There was no change for equity securities

Page 14	The Penn Mutual Life Insurance Company

(In Thousands)

which, when an OTTI occurred, continue to be impaired for the entire difference between the equity security’s cost or amortized cost and its fair value with a corresponding charge to earnings.

Prior to the adoption of this new guidance, the Company recognized in earnings an OTTI for a debt security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the debt security for a period of time sufficient to allow for a recovery of fair value to the security’s amortized cost basis. Also prior to this guidance, the entire difference between the debt security’s amortized cost basis and its fair value was recognized in earnings if it was determined to have an OTTI.

The Company’s cumulative effect adjustment of adopting the OTTI guidance was an increase of $7,108 to retained earnings with a corresponding increase to accumulated other comprehensive loss to reclassify the non-credit loss portion of previously recognized OTTI losses on debt securities held at January 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of debt securities of $7,108, net of deferred income taxes of $2,488, resulting in the net cumulative effect adjustment of $4,620. The increase in amortized cost basis of debt securities of $7,108 by sector was as follows: $3,753 in asset-backed securities, $1,072 in U.S. corporate securities, $1,996 in residential mortgage-backed securities, and $288 in commercial mortgage-backed securities.

The enhanced financial statement presentation of the total OTTI loss and the offset for the portion of non credit OTTI loss recognized in other comprehensive income (loss) is presented in the Consolidated Statements of Income and Policyholders’ Equity. The enhanced disclosures are included in Note 3.

Effective December 31, 2008, the Company adopted guidance on disclosures regarding the Company’s defined benefit and postretirement benefit plan assets. The adoption of this guidance did not have an impact on the Company’s Consolidated Financial Statements. The Company has provided all of the material required disclosures in its Consolidated Financial Statements.

Effective January 1, 2008, the Company adopted guidance that permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. A Company should report unrealized capital gains/(losses) on items for which the fair value option has been elected in earnings. This guidance also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. It is effective for fiscal years beginning after November 15, 2007. Though the Company has elected not to adopt the Fair Value Option for financial instruments held at January 1, 2008, the Company still has the option to elect the Fair Value Option on new assets and liabilities in the future.

Effective January 1, 2008, the Company adopted new guidance that defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures around fair value measurements. This guidance does not require any new fair value measurements, but its application could change current practices in determining fair value. The guidance is to be applied prospectively with certain exceptions. It is effective for fiscal years beginning after November 15, 2007. The Company’s implementation of the guidance resulted in a $9,500 pre-tax investment gain for the year ended December 31, 2008.

FUTURE ADOPTION OF ACCOUNTING PRONOUNCEMENTS Effective in 2011 is guidance that clarifies when consolidation is required for insurance entities that hold a controlling interest in an investment fund either partially or completely through separate accounts. The Company is in the process of determining the impact of this guidance.

Effective for 2011, the FASB issued updated guidance that requires enhanced disclosures related to the allowance for credit losses and the credit quality of a company’s financing receivable portfolio. The Company is in the process of evaluating the impact of this guidance.

Effective for 2012, the FASB issued guidance clarifying the definition of acquisition costs that are eligible for deferral. Acquisition costs are to include only those costs that are directly related to the successful

2010 Consolidated GAAP Financial Statements	Page 15

(In Thousands)

acquisition or renewal of insurance contracts; incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees; and advertising costs meeting the capitalization criteria for direct-response advertising. The Company is in the process of evaluating the potential financial impact to the financial statements.

Note 3. INVESTMENTS

AFS DEBT SECURITIES AFS securities are carried at fair value. Amortized cost is net of cumulative writedowns determined by management to be other than temporary declines in value of $55,864 and $54,624 as of December 31, 2010 and 2009, respectively. The distribution of unrealized capital gains/(losses) on investments in AFS debt securities at December 31, 2010 and 2009 is presented below.

		Gross Unrealized Capital
	Amortized Cost	Gains	Losses	Non-credit Losses	Estimated Fair Value

December 31, 2010:
U.S Treasury/Agency and
Non-U.S.government securities	$352,199	$4,076	$19,166	$-	$337,109
States and political subdivisions	1,037,656	6,794	18,403	-	1,026,047
Corporate securities	2,965,804	304,152	20,103	65	3,249,788
Residential mortgage backed securities	1,042,347	27,501	287	2,545	1,067,016
Commercial mortgage backed securities	1,237,437	84,222	1,201	889	1,319,569
Asset-backed securities	229,167	1,339	2,596	4,179	223,731
Redeemable preferred stocks	32,106	1,720	231	-	33,595

Total AFS securities	$6,896,716	$429,804	$61,987	$7,678	$7,256,855

December 31, 2009:
U.S Treasury/Agency and Non-U.S. government securities	$202,115	$1,066	$3,848	$-	$199,333
States and political subdivisions	532,065	1,351	13,662	-	519,754
Corporate securities	2,718,285	213,035	40,777	157	2,890,386
Residential mortgage backed securities	912,672	26,325	2,652	14,924	921,421
Commercial mortgage backed securities	1,350,162	22,519	61,014	854	1,310,813
Asset-backed securities	215,876	1,619	8,902	10,942	197,651
Redeemable preferred stocks	43,881	-	4,184	-	39,697

Total AFS securities	$5,975,056	$265,915	$135,039	$26,877	$6,079,055

U.S. Treasury/agency and non-U.S. government securities include $9,211 and $12,833 as of December 31, 2010 and 2009, respectively, of estimated fair value in securities that are pledged as collateral for futures contracts.

Page 16	The Penn Mutual Life Insurance Company

(In Thousands)

The amortized cost and estimated fair value of AFS securities as of December 31, 2010 and 2009 by contractual maturity is presented below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

	2010		2009
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Due in one year or less	$78,878	$80,451	$95,291	$97,200
Due after one year through five years	710,350	756,751	500,403	535,653
Due after five years through ten years	885,418	993,836	1,036,450	1,109,606
Due after ten years	2,681,013	2,781,905	1,820,321	1,867,014
Residential mortgage backed securities	1,042,347	1,067,016	912,672	921,421
Commercial mortgage backed securities	1,237,437	1,319,570	1,350,1622	1,310,8133
Asset-backed securities	229,167	223,731	215,876	197,651
Redeemable preferred stocks	32,106	33,595	43,881	39,697

Total	$6,896,716	$7,256,855	$5,975,056	$6,079,055

Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is estimated at 4.05 years.

Residential mortgage backed securities (MBS), Commercial MBS and Asset-backed securities follow a structured principal repayment schedule and 98.1% are of high credit quality. Securities totaling $2,006,129 are rated AAA and include $826 of interest-only tranches.

At December 31, 2010, the largest industry concentration of the Company’s portfolio was investments in electric utilities of $472,268 representing 6.51% of the total AFS portfolio.

Proceeds during 2010, 2009, and 2008 from sales of AFS securities were $840,189, $657,638, and $1,357,470, respectively. The gross gains realized on those sales were $36,410, $25,902, and $20,766 and the gross losses realized on those sales were $9,620, $19,656, and $13,052 during 2010, 2009, and 2008, respectively. During 2010, 2009, and 2008, the Company recognized investment losses of $14,655, $27,515, and $42,465, respectively, related to impairment of AFS securities.

The Company’s investment portfolio of AFS securities is predominantly comprised of investment grade securities. At December 31, 2010 and 2009, AFS securities with fair value totaling $198,597 and $194,682, respectively, were less than investment grade. At December 31, 2010 and 2009, there was one security totaling $490 and three securities totaling $1,920 to be restructured pursuant to commenced negotiations, respectively.

The Company accrues interest income on debt securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms.

Management has determined that the unrealized capital losses on the Company’s investments in equity and debt securities at December 31, 2010 are temporary in nature. For further discussion on how the Company evaluates the impairment of debt and equity securities, see Note 2.

2010 Consolidated GAAP Financial Statements	Page 17

(In Thousands)

Credit Loss Rollforward – Rollforward of the Cumulative Credit Loss Component of OTTI Loss Recognized in Earnings on Fixed Maturity Securities Still Held for Which a Portion of the OTTI Loss was Recognized in Other Comprehensive Loss

As of December 31,	2010	2009

Balance, beginning of period	$24,756	$-
Credit loss remaining in retained earnings related to adoption of new authoritative guidance on January 1, 2009	-	8,184
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(1,303)	(1,055)
Credit loss impairments previously recognized on securities impaired to fair value during the period	-	(2,596)
Credit loss impairment recognized in the current period on securities not previously impaired	5,261	16,015
Additional credit loss impairments recognized in the current period on securities previously impaired	5,739	4,208

Balance, end of period	$34,453	$24,756

The following tables present the gross unrealized capital losses and fair values for AFS securities with unrealized capital losses that are deemed to be only temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized capital loss position, at December 31, 2010 and 2009, respectively:

	Less than 12 months		Greater than 12 Months		Total
	Fair Value	Gross Unrealized Capital Losses	Fair Value	Gross Unrealized Capital Losses	Fair Value	Gross Unrealized Capital Losses

December 31, 2010:
U.S Treasury/Agency and non-U.S. government Securities	$226,394	$19,166	$-	$-	$226,394	$19,166
States and political Subdivisions	605,919	18,082	8,054	321	613,973	18,403
Corporate securities	321,598	11,958	62,708	8,210	384,306	20,168
Residential MBS	88,931	1,378	44,734	1,454	133,665	2,832
Commercial MBS	2,824	129	22,829	1,961	25,653	2,090
Asset-backed securities	76,172	1,279	77,483	5,496	153,655	6,775
Redeemable preferred stocks	74	1	12,645	230	12,719	231

Total AFS securities	$1,321,912	$51,993	$228,453	$17,672	$1,550,365	$69,665

Page 18	The Penn Mutual Life Insurance Company

(In Thousands)

	Less than 12 months		12 Months or longer		Total
	Fair Value	Gross Unrealized Capital Losses	Fair Value	Gross Unrealized Capital Losses	Fair Value	Gross Unrealized Capital Losses

December 31, 2009:
U.S Treasury/Agency and non-U.S. government securities	$151,069	$3,847	$249	$1	$151,318	$3,848
States and political subdivisions	399,739	13,608	11,046	54	410,785	13,662
Corporate securities	218,516	6,091	275,410	34,843	493,926	40,934
Residential MBS	30,478	967	385,065	16,609	415,543	17,576
Commercial MBS	97,446	1,962	496,026	59,906	593,472	61,868
Asset-backed securities	7,587	3,316	168,109	16,528	175,696	19,844
Redeemable preferred stocks	-	-	39,627	4,184	39,627	4,184

Total AFS securities	$904,835	$29,791	$1,375,532	$132,125	$2,280,367	$161,916

AFS securities that were in an unrealized capital loss position less than twelve months at December 31, 2010, totaled 75% of the Company’s total AFS securities’ unrealized capital loss, and securities in an unrealized capital loss position greater than twelve months totaled 25% of the Company’s total AFS securities unrealized capital loss. Of the total amount of securities unrealized capital losses, $56,530 or 81% is related to unrealized capital losses on investment grade securities. Investment grade is defined as a security having a designation from the National Association of Insurance Commissioners (“NAIC”) of 1 or 2; a rating of Aaa, Aa, A, or Baa from Moody’s or a rating of AAA, AA, A, or BBB from Standard & Poor’s (“S&P”); or a comparable internal rating if an externally provided rating is not available. Unrealized capital losses on AFS securities with a rating below investment grade represent $13,134 or 19% of the Company’s total AFS securities unrealized capital losses. The decrease in the number of securities with fair values below amortized cost and in the amount of unrealized capital losses is related to the fundamental improvement of the overall economy and the corresponding tightening of spreads and improvement in liquidity conditions.

U.S. Treasury/Agency and Non-U.S. Government Securities Unrealized capital losses on the Company’s investments in U.S. Treasury/Agency and Non-U.S. government securities were $19,166 or 28% of the total unrealized capital losses for debt securities. These were spread over seven securities and the decline in value was caused by interest rate increases. The contractual terms of these investments are guaranteed by the full faith and credit of the U.S. and foreign governments.

Corporate Securities Unrealized capital losses on corporate securities were $20,168 or 29% of the total unrealized capital losses for debt securities. The amount of unrealized capital losses on the Company’s investment in corporate securities is spread over 91 individual securities with varying interest rates and maturities. Unrealized capital losses for Corporate securities with a fair value below 80% of the security’s amortized cost totaled $3,899 or 19% of the total unrealized capital losses for corporate securities. Corporate spreads tightened significantly due to an improvement in overall economic conditions and an accompanying improvement in capital markets liquidity and corporate fundamentals. The capital losses were spread across all industry sectors. The largest sector with unrealized capital losses on securities with a fair value below 80% of the security’s amortized cost was banking.

States and Political Subdivisions Unrealized losses on the Company’s investments in states and political subdivisions were $18,402 or 26% of the Company’s unrealized losses for debt securities. These were spread over 159 securities and the decline in value was caused by the combination of rising treasury yields and rising taxable muni spreads relative to treasuries. Additionally, significant issuances in the taxable municipals market during the fourth quarter of 2010 also contributed to the spread widening.

2010 Consolidated GAAP Financial Statements	Page 19

(In Thousands)

Residential and Commercial Mortgage-Backed Securities Unrealized capital losses on mortgage-backed securities were $4,922 or 7% of the total unrealized capital losses for debt securities. The amount of unrealized capital losses on the Company’s investment in mortgage-backed securities was due to elevated risk premium in the market and lower than expected collateral performance, which management believes is recoverable. These losses were spread across approximately 14 fixed and variable rate investment grade securities. Mortgage-backed securities that were priced below 80% of the security’s amortized cost represented $2,054 or 42% of total unrealized capital losses on mortgage-backed securities. All of the holdings are investment grade and management believes the collateral is sufficient to recover amortized cost. The Company measures its mortgage-backed portfolio for impairments based on the security’s credit rating and whether the security has an unrealized capital loss. The Company also evaluates these securities for other than temporary impairments based on facts and circumstances, even if there has been no negative change in estimated future cash flows.

Asset-Backed Securities Unrealized capital losses on asset-backed securities were $6,775 or 10% of the total unrealized capital losses for debt securities. The unrealized capital losses on these investments are largely related to the relative liquidity in the marketplace for these types of securities. These capital losses are spread across approximately 19 securities. The Company measures its asset-backed portfolio for impairments based on the security’s credit rating and whether the security has an unrealized capital loss. The Company also evaluates these securities for other than temporary impairments based on facts and circumstances, even if there has been no negative change in estimated future cash flows. Asset-backed securities that were priced below 80% of the security’s amortized cost represented $3,033 or 45% of the total unrealized capital losses for asset-backed securities.

The following table sets forth the reclassification adjustment which identifies those items in comprehensive income that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

Reclassification Adjustments	2010	2009	2008

Unrealized capital holding gains/(losses) arising during period, net of taxes	$131,802	$312,964	$(348,285)
Reclassification adjustment for losses included in net income	5,796	13,862	16,066

Unrealized capital gains/(losses) on investments, net of reclassification adjustment	$137,598	$326,826	$(332,219)

Reclassification adjustments reported in the above table for the years ended December 31, 2010, 2009, and 2008 are net of income tax benefits of $(3,121), $(7,465), and (8,651), respectively, and $(2,257), $(4,974), and $(3,986), respectively, relating to the effects of such amounts on DAC.

EQUITY SECURITIES During 2010, 2009, and 2008, the proceeds from sales of unaffiliated equity securities amounted to $1,161, $42, and $618, respectively, with no related realized gains on those sales. The gross losses realized on those sales were $101, $3, and $134, for 2010, 2009, and 2008, respectively.

Unaffiliated equity securities had gross unrealized capital losses of $4,597 and $5,088 as of December 31, 2010 and 2009, respectively.

During 2010, 2009, and 2008, the proceeds from sales of affiliated equity securities were $21,955, $400, and $4, respectively. Affiliated equity securities had gross unrealized capital gains of $1,652 as of December 31, 2010 and gross unrealized capital losses of $2,110 as of December 31, 2009.

Page 20	The Penn Mutual Life Insurance Company

(In Thousands)

ALTERNATIVE ASSETS  The following table presents the Company’s Alternative assets portfolio:

	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

December 31, 2010
Venture capital	$77,546	$42,915
Distressed	62,716	21,484
MBO	48,624	21,506
Real asset	30,715	22,600
Mezzanine	30,428	24,883
Infrastructure*	19,956	1,104	semi-annually	30 days
Global macro hedge	13,927	-	monthly	5 days
Fund of funds	3,817	1,161
Secondaries	4,392	3,947

Total Alternative Assets	$292,121	$139,600

*	Redemption option only applies to one infrastructure fund (FV = $8,114; Unfunded Commitment = $0)

The fair values are provided per the funds’ capital statements. Significant events that have occurred since the date the values were calculated have been reviewed but are deemed as not being significant. With exception of two open-ended investments within the portfolio, the Company’s interest cannot be redeemed. Instead, distributions from each fund are received through the liquidation of the underlying assets, which flow through the Consolidated Statements of Income.

Venture capital includes several venture capital funds that make investments in life science and information technology companies. The geographic focus is primarily U.S. with some focus in Canada. Venture capital funds exposure (unfunded commitments + fair value) is 28%, which is the largest for the Alternative assets portfolio.

Distressed includes several funds that invest in companies that are in financial distress and/or are undervalued due to discrete extraordinary events. Some of the funds within this category also invests in publicly traded and privately held securities, derivatives and other instruments, primarily in the mortgage, asset-backed, commercial mortgage-backed and related markets. Investments within this category are made on a global basis. Distressed asset funds exposure (unfunded commitments + fair value) is 20% of the Alternative assets portfolio.

MBO includes several lower middle market management buyout funds (“MBO”) that take controlling positions and work with management to create value. These MBO funds concentrate on the following industries: consumer, healthcare, media, manufacturing and industrial services. The geographic focus is primarily U.S. with some exposure in Europe. MBO asset funds exposure (unfunded commitments + fair value) is 16% of the Alternative assets portfolio.

Real asset includes investments that focus on energy, timber and real estate. The energy funds concentrate on the acquisition and exploration of oil and gas production in North America. They also consider investments in gathering and processing, energy service and other energy related sector. The timber funds include primarily US timberland properties diversified by geography, age and species. The portfolio also includes one real estate fund that purchases participating and non-participating mezzanine loans, mortgages, preferred equity and related investments in smaller and mid size commercial real estate projects located throughout the United States. Real Asset funds exposure relative to the total Alternative asset portfolio for each of these sectors is 4% for energy, 7% for timber and less than 1% for real estate.

2010 Consolidated GAAP Financial Statements	Page 21

(In Thousands)

Mezzanine includes investments made in mezzanine securities and middle market companies involved in leveraged transactions. Many of the partnerships within this sector consider an array of investment opportunities but there is some concentration on media companies. The geographic focus is primarily North America and Europe. Mezzanine exposure (unfunded commitments + fair value) is 13% of the Alternative asset portfolio.

Infrastructure includes three funds. Some of the assets include toll roads, bridges, pipelines, airports, communication assets and water-waste related assets. One of the funds is open-ended and therefore can be redeemed. Any repurchase of the Company’s interest completed within four years after the final drawdown date is made at 94% of Offering NAV per interest. After four years, repurchase is made at 100% of NAV per interest. Infrastructure exposure (unfunded commitments + fair value) is 5% of the Alternative asset portfolio.

Global macro hedge includes a global macro hedge fund in which the Company invests in Class B shares of common stock. The investment strategy is an opportunistic style with the flexibility to establish long, short, or spread positions within the following areas: currency, credit market, credit market spreads, emerging markets, and the equity and copper markets. A shareholder may redeem shares as of the close of business on the last trading day of any upcoming month provided that prior written notice is received by the administrator on the fifth business day prior to the relevant dealing day. Shares are redeemed at the net asset value of the Company as of the redemption date. Hedge fund exposure (unfunded commitments + fair value) is 3% of the Alternative asset portfolio.

Fund of funds primarily focuses on global investments in private equity, co-investments and secondary market purchases of interests in private equity funds. Fund of funds exposure (unfunded commitments + fair value) is 1% of the Alternative asset portfolio.

Secondaries includes two investments in secondaries. The primary purpose of the first investment is to acquire equity and equity-related securities in venture-backed companies and interests in venture capital investment funds. The firm is located in San Francisco and over 50% of its invested capital is in the Silicon Valley. The second investment considers opportunities on a global basis and across all sectors of the private equity market. The Fund invests its capital principally in LP Secondaries, Synthetic Secondaries and Alternative Investments. Secondary exposure (unfunded commitments + fair value) is 2% of the Alternative asset portfolio.

Net unrealized investment capital gains/(losses) on alternative assets that were classified as investment income aggregated $11,691, $(23,508), and $(20,281) for the years ended December 31, 2010, 2009, and 2008, respectively. Net unrealized investment capital losses classified as net investment losses were $(935), $(656), and $(505) for the years ended December 31, 2010, 2009, and 2008, respectively. The Company also recognized capital losses of $8 and $334 on closed partnerships in 2010 and 2009, respectively.

OTHER INVESTED ASSETS The components of other invested assets as of December 31, 2010 and 2009 were as follows:

	2010	2009

Derivatives	$2,462	$157,187
Low income housing tax credits	49,653	-
Annuity contract	48,888	47,485
Other	2,690	3,344

Total other invested assets	$103,693	$208,016

Refer to Note 4 for discussion on Derivatives.

The Company invests in LIHTC investments, which generate tax credits for investing in affordable housing projects. Investors in entities operating qualified affordable housing projects receive tax benefits in the form

Page 22	The Penn Mutual Life Insurance Company

(In Thousands)

of tax deductions from operating losses and tax credits. The Company has unexpired tax credits relating to these investments with remaining lives ranging between 12-13 years and required holding periods for its LIHTC investments between 16-17 years.

The Company has no LIHTC properties under regulatory review at December 31, 2010. Impairment is determined by comparing the book value of the investment with the present value of future tax benefits. The investment is written down if the book value is higher than the present value and the write-down is accounted for as a realized loss. There were no impairments for 2010. There were no write-downs due to forfeiture of ineligibility.

RESTRICTED ASSETS AND SPECIAL DEPOSITS Assets of $7,247 and $7,233 at December 31, 2010 and 2009, respectively, were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included within invested assets in the accompanying Consolidated Balance Sheets.

NET INVESTMENT INCOME The components of net investment income are summarized as follows:

YEARS ENDED DECEMBER 31,	2010	2009	2008

AFS securities	$356,348	$339,825	$352,572
Equity securities	—	1	107
Policy loans	37,664	37,971	36,507
Short-term investments	342	673	2,022
Alternative Assets	27,048	(19,869)	(6,382)
Other invested assets	7,821	18,548	12,530
Other investment income	94	888	543

Gross investment income	429,317	378,037	397,899

Less: Investment expense	9,510	8,493	9,139

Net investment income	$419,807	$369,544	$388,760

NET INVESTMENT Gains/(Losses) The components of net investment losses on investments were as follows:

YEARS ENDED DECEMBER 31,	2010	2009	2008

AFS securities	$13,469	$(22,123)	$(34,743)
Trading securities	13,366	19,012	19,350
Equity securities and short-term investments	1,486	64	(265)
Alternative assets, other invested assets, and equity hedging	(1,258)	(21,815)	12,801
Amortization of deferred acquisition costs	(4,677)	3,110	5,428
Deferred compensation plans and other assets	5,202	7,962	(18,435)

Net investment gains/(losses)	$27,588	$(13,790)	$(15,864)

Note 4. DERIVATIVES

The Company utilizes derivatives to achieve its risk management goals. Exposure to risk is monitored and analyzed as part of the Company’s asset/liability management process, which focuses on risks that impact liquidity, capital, and income. The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks. The Company may use forward contracts, swaps, futures, options, swaptions, caps, floors, collars and options on futures to hedge these risks.

2010 Consolidated GAAP Financial Statements	Page 23

(In Thousands)

When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk. Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction. Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty. Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty. Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken. Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern all Over-the-Counter (“OTC”) derivative contracts.

The following table presents the notional and fair values of derivative financial instruments. Fair values showing a gain are reported in Other invested assets. Fair values showing a loss are reported in Other liabilities.

Derivative Instruments Designated and Qualifying as Hedging Instruments

YEARS ENDED DECEMBER 31,	2010				2009

	Number	Notional Value	Gain	(Loss)	Number	Notional Value	Gain	(Loss)
Cash Flow Hedges: Interest rate swaps	2	$130,000	$1,861	$-	2	$380,000	$5,009	$-

Total designated and qualifying hedges	2	$130,000	$1,861	$-	2	$380,000	$5,009	$-

Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments

YEARS ENDED DECEMBER 31,	2010				2009

	Number	Notional Value	Gain	(Loss)	Number	Notional Value	Gain	(Loss)
Interest rate futures	2,876	$ 348,764	$ -	$ (9,685)	907	$ 104,716	$ -	$(2,622)
Interest rate caps	2	200,000	600	-	2	200,000	2,068	-
Credit default swaps	2	9,000	-	(797)	3	14,000	-	(721)
Equity future	3,323	221,696	-	(4,693)	4,277	220,092	-	(271)
Equity options	-	-	-	-	20	827,473	147,453	-

Total not designated and not qualifying as hedges	6,203	$ 779,460	$ 600	$ (15,175)	5,209	$ 1,366,281	$ 149,521	$ (3,614)

The following table presents the components of OCI, before income tax, related to cash flow hedges:

YEARS ENDED DECEMBER 31,	2010	2009

Other comprehensive income, beginning of period	$5,434	$21,886
Losses deferred in OCI on the effective portion of cash flow hedges	(911)	(13,934)
Amounts reclassified to net investment gains	(505)	(2,518)

Other comprehensive income, end of period	$4,018	$5,434

Page 24	The Penn Mutual Life Insurance Company

(In Thousands)

The OCI offset is reported within net investment income on the Consolidated Statements of Income.

The impact of derivative instruments reported on the Consolidated Statements of Income in net investment gains/(losses) is reported in the tables below:

Derivative Instruments Designated and Qualifying as Hedging Instruments

YEARS ENDED DECEMBER 31,	2010		2009

	Net Investment Income	Net Investment Gains/(Losses)	Net Investment Income	Net Investment Gains/(Losses)
Fair Value Hedges:
Interest rate futures	$-	$-	$-	$(1,366)
Cash Flow Hedges:
Interest rate swaps	6,916	743	17,342	2,371

Total qualifying hedges	$6,916	$743	$17,342	$1,005

Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments

YEARS ENDED DECEMBER 31,	2010		2009

	Net Investment Income	Net Investment Gains/(Losses)	Net Investment Income	Net Investment Gains/(Losses)
Interest rate futures	$—	$1,901	$—	$(12,317)
Interest rate caps	—	(1,467)	—	1,350
Credit default swaps	(376)	424	(481)	(1,363)
Equity futures	—	(40,923)	—	1,123
Equity options	—	30,423	—	(81,249)

Total nonqualifying hedges	$ (376)	$(9,642)	$ (481)	$ (92,456)

Derivative Instruments Designated and Qualifying as Cash Flow Hedges

The Company has entered into interest rate swaps that qualify for hedge accounting. These have been designated as cash flow hedges of cashflows related to variable rate securities. These interest rate swaps are used to reduce market risks from changes in interest rates. The net receipts/payments from these interest rate swaps are recorded on the Company’s Consolidated Statements of Income as reported in the table above.

The Company’s cash flow hedges include hedges of floating rate securities. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excluded amounts relating to risks other than exposure to the benchmark interest rate. Derivative instruments used in cash flow hedges that meet the criteria of a highly effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability.

Two interest rate swaps with notional values totaling $380,000 that were designated and qualified as cash flow hedges matured in 2010.

During 2010, the Company entered into five interest rate swaps with notional values totaling $300,000 that were designated and qualified as cash flow hedges. Three of the swaps with notional values totaling $170,000 were closed during the year. Of the effective portion of the three cash flow hedges associated with these three swaps recorded in other comprehensive income, $80 was reclassified to net investment gains as

2010 Consolidated GAAP Financial Statements	Page 25

(In Thousands)

of December 31, 2010 and $1,098 is expected to be reclassified to net investment gains within the next 12 months. The remaining two swaps with notional values totaling $130,000 have terms of three years.

The effective portion of the cash flow hedges recorded in other comprehensive income was $4,018 and $5,009 at December 31, 2010 and 2009, respectively. The ineffective portion of the cash flow hedges recorded as a net investment gain/(loss) was $238 and $(147) as of December 31, 2010 and 2009, respectively.

The Company de-designated a $200,000 notional interest rate swap that had been designated as a three-year cash flow hedge of fixed income securities on September 16, 2008. Of the $2,943 that was recorded in OCI as of December 31, 2008, $425 and $2,518 was reclassified to net investment income as of December 31, 2010 and 2009, respectively.

During the years ending December 31, 2010, 2009, and 2008, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted.

Derivative Instruments Designated and Qualifying as Fair Value Hedges

For fair value hedges, changes in the fair value of derivatives are reported in a manner that is consistent with the hedged asset or liability.

In 2008 the Company entered into interest futures that qualified for hedge accounting. These were designated as fair value hedges of fixed income securities in the investment portfolio. The futures were used to hedge the risk of a decline in the fair value of corporate bond securities due to an increase in interest rates. The Company closed the futures in 2009 and recognized a realized capital gain of $1,660. For fair value hedges, all components of each derivative’s gain or loss were included in the assessment of hedge ineffectiveness. The Company recognized net investment (losses)/gains of $(1,366), and $1,365, in 2009 and 2008, respectively, related to the ineffectiveness of its fair value hedges.

Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments

The Company enters into interest rate caps, interest rate and equity futures, credit default swaps, forward contracts and put options that do not qualify for hedge accounting or for purposes other than hedging.

These instruments are carried at fair value. Instruments with a positive fair value are reported in Other invested assets. Instruments with a negative fair value are reported in Other liabilities. The Company’s use of interest rate caps is designed to manage risk associated with rising interest rates. Credit default swaps protect the Company from a decline in credit quality of a specified security resulting in bankruptcy or the failure to pay. The Company uses “to be announced” forward contracts to gain exposure to the investment risk and return of mortgage-backed securities.

The Company offers a variety of variable annuity programs with guaranteed minimum balance or guaranteed withdrawal benefits. The contractholders may elect to invest in equity funds. Adverse changes in the equity markets expose the company to losses if the changes result in contractholder’s account balances falling below the guaranteed minimum. To mitigate the risk associated with these liabilities, the Company enters into interest and equity futures and put options. The changes in value of the futures and options will offset a portion of the changes in the annuity accounts relative to changes in the equity market.

During 2010, the Company closed one credit default swap with a notional value of $5,000 and recognized a realized gain of $558 in net investment gains.

CREDIT RISK

The Company is exposed to credit related losses in the event of non-performance by counterparties to derivative financial instruments. In order to minimize credit risk, the Company and its derivative counterparties require collateral to be posted in the amount owed under each transaction, subject to threshold and minimum transfer amounts that are functions of the counterparty’s credit rating. Additionally, the agreements with the counterparties allow for contracts in a positive position to be offset by

Page 26	The Penn Mutual Life Insurance Company

(In Thousands)

contracts in a negative position. This right of offset, combined with the collateral obtained from counterparties, reduces the Company’s exposure. Cash with an estimated fair value of $1,850 and $109,340 were held at December 31, 2010 and 2009, respectively. The cash received is invested in an interest bearing money market fund and is reflected as a short-term investment. Cash of $510 is posted with a counterparty on a credit default swap position.

As of December 31, 2010 and 2009, the Company pledged collateral for futures contracts of $9,211 and $24,794, respectively. Notional or contractual amounts of derivative financial instruments provide a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction. The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments.

During 2010, the Company took possession of cash and securities of $27,925 previously held as collateral related to derivatives with Lehman Brothers Holdings Inc., which declared bankruptcy in 2008. At December 31, 2010, the Company maintains a gross claim related to the derivatives of $14,610. In 2008, recoverability of the claim was determined to be 50%, therefore, an impairment of $7,415 was recognized as a realized capital loss.

Note 5. FAIR VALUE OF FINANCIAL INSTRUMENTS

FAIR VALUE MEASUREMENT Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on assumptions market participants would make in pricing an asset or liability. The inputs to valuation techniques used to measure fair value are prioritized by establishing a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to prices derived from unobservable inputs. An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its fair value measurement. The Company has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs. The following summarizes the types of assets and liabilities included within the three-level hierarchy:

Level 1	Fair value is based on unadjusted quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following for the measured asset/liability: i) many transactions, ii) current prices, iii) price quotes not varying substantially among market makers. iv) narrow bid/ask spreads and v) most information publicly available. Prices are obtained from readily available sources for market transactions involving identical assets or liabilities.

Level 2	Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. In circumstances where prices from pricing services are reviewed for reasonability but cannot be validated to observable market data as noted above, these security values are recorded in Level 3 in the Company’s fair value hierarchy.

Level 3	Fair value is based on significant inputs that are unobservable for the asset or liability. These inputs reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability. These are typically less liquid fixed maturity securities with very limited trading activity. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Prices may also be based upon non-binding quotes from brokers or other market makers that are reviewed for reasonableness, based on the Company’s understanding of the market.

2010 Consolidated GAAP Financial Statements	Page 27

(In Thousands)

The determination of fair value, which for certain assets and liabilities is dependent on the application of estimates and assumptions, can have a significant impact on the Company’s results of operations. The following sections describe the key estimates and assumptions surrounding certain assets and liabilities, measured at fair value on a recurring basis, that could have a significant impact on the Company’s results of operations or involve the use of significant unobservable inputs.

AFS SECURITIES The fair values of the Company’s debt securities are generally based on quoted market prices or prices obtained from independent pricing services. In order to validate reasonability, prices are reviewed by internal investment professionals through comparison with directly observed recent market trades or comparison of all significant inputs used by the pricing service to the Company’s observations of those inputs in the market. Consistent with the fair value hierarchy described above, securities with quoted market prices or validated quotes from pricing services are generally reflected within Level 2. Inputs considered to be standard for valuations by the independent pricing service are: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and economic events. In circumstances where prices from pricing services are reviewed for reasonability but cannot be validated to observable market data as noted above, these security values are recorded in Level 3 in the Company’s fair value hierarchy.

In circumstances where market data such as quoted market prices or vendor pricing is not available, internal estimates based on significant observable inputs are used to determine fair value. This category also includes fixed income securities priced internally. Inputs considered are: public debt, industrial comparables, underlying assets, credit ratings, yield curves, type of deal structure, collateral performance, loan characteristics and various indices. Also included in Level 2 are private placement securities. There are several private placement bonds that are priced externally. Inputs considered are: public corporate bond spreads, industry sectors, average life, internal ratings, security structure and yield curves. If the discounted cash flow model incorporates significant unobservable inputs, these securities would be reflected within Level 3 in the Company’s fair value hierarchy.

In circumstances where significant observable inputs are not available, estimated fair value is calculated internally by using unobservable inputs. These inputs reflect the Company’s assumptions about the inputs market participants would use in pricing the asset, and are therefore included in Level 3 in the Company’s fair value hierarchy. Circumstances where observable market data is not available may include events such as market illiquidity and credit events related to the security.

The Company’s Level 3 debt securities generally include certain public debt securities and distressed private debt securities priced internally based on observable and unobservable inputs. Under certain conditions, the Company may conclude pricing information received from third party pricing services is not reflective of market activity and may over-ride that information with an internally developed valuation. As of December 31, 2010 and 2009, such over-rides in aggregate were not material. Significant inputs used include: issue specific credit adjustments, material non-public financial information, management judgment, estimation of future earnings and cash flows, default rate assumptions and non-binding quotes from market makers. These inputs are usually considered unobservable, as not all market participants will have access to this data.

TRADING SECURITIES The fair values of most publicly traded securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the Company’s fair value hierarchy. Level 2 securities include those not actively traded and priced based on similar assets traded in active markets and securities where the fair value is based on vendor prices. All other securities are priced as Level 3.

EQUITY SECURITIES Equity securities consist principally of investments in common and preferred stock of publicly traded companies, as well as common stock mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the Company’s fair value hierarchy. The fair values of common stock mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly

Page 28	The Penn Mutual Life Insurance Company

(In Thousands)

available) are based on transaction prices of identical fund shares and are classified within Level 2 in the Company’s fair value hierarchy. The fair values of preferred equity securities are based on prices obtained from independent pricing services and, in order to validate reasonability, are compared with recent market trades we have directly observed. Accordingly, these securities are classified within Level 2 in the Company’s fair value hierarchy.

SHORT-TERM INVESTMENTS Short-term investments consist of money market funds carried at Level 1 and short term debt securities carried at Level 2.

ALTERNATIVE ASSETS Alternative assets are primarily limited partnerships with investments in venture capital, management buy-out, mezzanine financing and fund of funds. Because no active market exists for these assets, the fair value is estimated by the general partner. Since many of the assumptions utilized are unobservable and are considered to be significant inputs to the valuation, the limited partnership investments have been reflected within Level 3 in the Company’s fair value hierarchy.

OTHER INVESTED ASSETS Derivatives with a positive fair value are recorded as Other invested assets. Derivatives with a negative fair value are recorded as Other liabilities. The fair values of derivative contracts are determined based on quoted prices in active exchanges or prices provided by counterparty utilizing valuation models. The fair values of derivative contracts can be affected by changes in interest rates, credit spreads, market volatility, expected returns and liquidity as well as other factors. In order to validate reasonability, prices are reviewed by internal investment professionals through comparison with directly observed recent market trades or comparison of all significant inputs used in broker quotes to the Company’s observations of those inputs in the market. Fair values can also be affected by changes in estimates and assumptions including those related to counterparty behavior used in valuation models.

The Company’s exchange traded futures include index futures. Exchange traded futures and exchange traded put options are valued using quoted prices in active markets and are classified within Level 1 in the Company’s fair value hierarchy. The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the Company’s fair value hierarchy. These investments include: interest rate swaps, interest rate caps and put options. OTC derivatives classified within Level 2 are valued using models generally accepted in the financial services industry that use actively quoted or observable market input values from external market data providers, broker-dealer quotations, third-party pricing vendors and/or recent trading activity.

SEPARATE ACCOUNT ASSETS Separate Account assets primarily consist of mutual funds. The fair value of mutual funds is based upon quoted prices in an active market, resulting in classification in Level 1.

VARIABLE ANNUITY LIVING BENEFIT RIDERS The Company’s liability for future policy benefits includes general account liabilities for guarantees on variable annuity contracts, including GMAB and GMWB. These benefits are accounted for as embedded derivatives and are carried at fair value with changes in fair value included in net investment gains/(losses).

The fair values of the GMAB and GMWB liabilities are calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. The expected cash flows are discounted using appropriate rates that take into consideration the Company’s own risk of nonperformance. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models. Significant inputs to these models include capital market assumptions, such as interest rates and equity market assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed regularly, and updated based upon historical experience and give consideration to any observable market data, including market transactions such as acquisitions and reinsurance transactions. Since many of the assumptions utilized are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy. During 2010,

2010 Consolidated GAAP Financial Statements	Page 29

(In Thousands)

the assumptions that were reviewed and updated included the nonperformance risk factor, the lapses rates, and the equities volatility assumption.

INDEXED UNIVERSAL LIFE CONTRACTS The Company’s liability for future policy benefits includes general account liabilities for interest credits indexed to the S&P 500 in excess of the guaranteed rates on indexed universal life contracts. These benefits are accounted for as embedded derivatives and are carried at fair value with changes in fair value included in operating earnings.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the financial instruments carried at fair value as of December 31, 2010, by caption on the Consolidated Balance Sheet and by valuation hierarchy (as described above).

	FV Level 1	FV Level 2	FV Level 3	Total

Assets:
AFS Securities:
U.S Treasury/Agency and non- U.S. government securities	$201,444	$135,664	$-	$337,108
States and political subdivisions	-	1,017,993	8,054	1,026,047
Corporate securities	-	3,249,548	240	3,249,788
Residential MBS	-	1,067,016	-	1,067,016
Commercial MBS	-	1,319,570	-	1,319,570
Asset-backed securities	-	223,731	-	223,731
Redeemable preferred stocks	-	21,633	11,962	33,595

Total AFS Securities	201,444	7,035,155	20,256	7,256,855
Trading securities	3,988	178,310	3,050	185,348
Equity securities	13,015	-	-	13,015
Short-term investments	27,102	-	-	27,102
Alternative assets	-	-	292,121	292,121
Other invested assets	-	2,462	-	2,462

Total investments	245,549	7,215,927	315,427	7,776,903
Separate account assets(1)	4,532,892	-	-	4,532,892

Total assets	$4,778,441	$7,215,927	$315,427	$12,309,795

Liabilities:
Derivatives	$(14,378)	$(797)	$-	$(15,175)
Future policy benefits	-	-	(51,310)	(51,310)
Securities sold not purchased	(15,517)	(3,543)	-	(19,060)

Total Liabilities	$(29,895)	$(4,340)	$(51,310)	$(85,545)

(1)	Separate account assets represent segregated funds that are invested for certain customers. Investment risk associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Consolidated Balance Sheets.

Page 30	The Penn Mutual Life Insurance Company

(In Thousands)

The following table presents the financial instruments carried at fair value as of December 31, 2009, by caption on the Consolidated Balance Sheet and by valuation hierarchy (as described above).

	FV Level 1	FV Level 2	FV Level 3	Total

Assets:
AFS Securities:
U.S Treasury/Agency and non-U.S. government securities	$173,070	$26,014	$-	$199,084
States and political subdivisions	-	508,708	11,046	519,754
Corporate securities	-	2,890,107	528	2,890,635
Residential MBS	-	921,421	-	921,421
Commercial MBS	-	1,310,813	-	1,310,813
Asset-backed securities	-	193,971	3,680	197,651
Redeemable preferred stocks	-	16,240	23,457	39,697

Total AFS Securities	173,070	5,867,274	38,711	6,079,055
Trading securities	5,269	85,046	4,050	94,365
Equity securities	31,239	-	-	31,239
Short-term investments	253,341	-	-	253,341
Alternative assets	-	-	266,219	266,219
Other invested assets	25,808	131,379	-	157,187

Total investments	488,727	6,083,699	308,980	6,881,406
Separate account assets(1)	3,761,147	-	-	3,761,147

Total assets	$4,249,874	$6,083,699	$308,980	$10,642,553

Liabilities:
Derivatives	$(5,550)	$(721)	$-	$(6,271)
Future policy benefits	-	-	(51,032)	(51,032)
Securities sold not purchased	(2,542)	(6,602)	-	(9,144)

Total Liabilities	$(8,092)	$(7,323)	$(51,032)	$(66,447)

(1)	Separate account assets represent segregated funds that are invested for certain customers. Investment risk associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Consolidated Balance Sheets.

SIGNIFICANT TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2 There were no significant transfers between Level 1 and Level 2.

CHANGES IN LEVEL 3 RECURRING FAIR VALUE MEASUREMENTS The tables below include a rollforward of the balance sheet amounts for the years ended December 31, 2010 and 2009 (including the change in fair value), for financial instruments classified by the Company within Level 3 of the valuation hierarchy. When a determination is made to classify a financial instrument within Level 3, the determination is based upon the significance of the unobservable parameters to the overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 components, observable components (that is, components that are actively quoted and can be validated to external sources); accordingly, the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology. Also, the Company manages the risk of the observable components of Level 3 financial instruments using securities and derivative positions that are classified within Level 1 or 2 of the valuation hierarchy; as these Level 1 and Level 2 risk management instruments are not included below, the gains or losses in the tables do not reflect the effect of the Company’s risk management activities related to such Level 3 instruments.

2010 Consolidated GAAP Financial Statements	Page 31

(In Thousands)

	States and Political Sub- Divisions(1,3,4)	Corporate Securities(1,3,4)	Asset-Backed Securities(1,3,4)	Redeemable Preferred Stock(1,3,4)	Trading Securities	Alternative Assets(2)	Total Assets	Future Policy Benefit - Total Liabilities

Balance January 1, 2010	$11,046	$528	$3,680	$23,457	$4,050	$266,219	$308,980	$(51,032)
Transfers in
Transfers out			(3,680)				(3,680)
Total gains or losses (realized/unrealized) included in:
Income		70				11,684	11,754	(1,475)
OCI	(268)	(8)		281	23	(935)	(907)
Amortization/Accretion
Purchases, Sales
Purchases						45,580	45,580	1,197
Sales	(2,724)	(350)		(11,776)	(1,023)	(30,427)	(46,300)

Balance December 31, 2010	$8,054	$240	$-	$11,962	$3,050	$292,121	$315,427	$(51,310)

	States and Political Sub- Divisions(1,3,4)	Corporate Securities(1,3,4)	Asset-Backed Securities(1,3,4)	Redeemable Preferred Stock(1,3,4)	Trading Securities	Alternative Assets(2)	Total Assets	Future Policy Benefit - Total Liabilities

Balance January 1, 2009	$21,244	$2,368	$4,452	$45,192	$4,082	$265,718	$343,056	$(121,298)
Transfers in	-	-	3,680	-	-	-	3,680	-
Transfers out	-	-	(1,308)	-	-	-	(1,308)	-
Total gains or losses (realized/unrealized) included in:
Income	-	1,215	(4,628)	-	77	(23,765)	(27,101)	68,686
OCI	52	(1,090)	1,069	440	17	(656)	(168)	-
Amortization/Accretion	-	-	415	-	-	-	415	-
Purchases, Sales
Purchases	-	-	-	-	1,975	37,068	39,043	1,580
Sales	(10,250)	(1,965)	-	(22,175)	(2,101)	(12,146)	(48,637)	-

Balance December 31, 2009	$11,046	$528	$3,680	$23,457	$4,050	$266,219	$308,980	$(51,032)

(1)	Total gains/(losses) included in earnings are reported as net investment gains/(losses)
(2)	Total gains/(losses) included in earnings are reported as net investment income or net investment gains/(losses)
(3)	Amortization/accretion is reported as net investment income
(4)	Total gains/(losses) included in other comprehensive income are reported as net investment gains/(losses)

Page 32	The Penn Mutual Life Insurance Company

(In Thousands)

The AFS securities transferred into Level 3 in 2009 were the result of the pricing service being unable to provide pricing. The securities were priced internally. The AFS securities transferred out of Level 3 in 2010 and 2009 were the result of the pricing service now being able to provide pricing on specific securities.

Fair value for index credits in excess of guaranteed rates in indexed universal life contracts were transferred into Level 3 since fair value calculations rely on certain unobservable inputs, such as the Company’s experience assumptions.

The following table summarizes the total gains or losses included in earnings that are attributable to unrealized capital gains/(losses) for Level 3 assets and liabilities still held at December 31, 2010:

	Trading Securities	Alternative Assets(2)	Total Assets	Future Policy Benefit - Total Liabilities

Net Investment Income	$-	$11,684	$11,684	$-
Net Investment Gains/(Losses)	23	(935)	(912)	7,025

Total	$23	$10,749	$10,772	$7,025

The following table summarizes the total gains or losses included in earnings that are attributable to unrealized capital gains/(losses) for Level 3 assets and liabilities still held at December 31, 2009:

	Trading Securities	Alternative Assets(2)	Total Assets	Future Policy Benefit - Total Liabilities

Net Investment Income	$-	$(23,765)	$(23,765)	$—
Net Investment Gains/(Losses)	17	(656)	(639)	68,686

Total	$17	$(24,421)	$(24,404)	$68,686

FINANCIAL INSTRUMENTS FOR WHICH CARRYING VALUE APPROXIMATES FAIR VALUE Certain financial instruments that are not carried at fair value on the Consolidated Balance Sheets are carried at amounts that approximate fair value due to their short-term nature and generally negligible credit risk. These instruments include cash and short-term investments.

The methodology for determining the fair value for the Company’s financial instruments that are carried at fair value can be found earlier in this note. The fair values of the Company’s liabilities for individual annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued.

The fair values of liabilities under all of the Company’s contracts are considered in the overall management of interest rate risk. The Company is exposed to interest rate risk on its interest-sensitive products. The Company’s investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company’s assets and liabilities.

2010 Consolidated GAAP Financial Statements	Page 33

(In Thousands)

The following table discloses the Company’s financial instruments where the carrying amounts and fair values may differ:

	2010		2009

	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value

Financial Assets:
AFS securities	$7,256,855	$7,256,855	$6,079,055	$6,079,055
Trading securities	185,348	185,348	94,365	94,365
Equity securities	13,015	13,015	31,239	31,239
Short Term investments	29,105	29,105	253,341	253,341
Alternative assets	292,121	292,121	266,219	266,219
Other invested assets	103,693	103,693	208,016	208,016
Cash	70,603	70,603	38,260	38,260
Separate account assets	4,532,892	4,532,892	3,761,147	3,761,147

Total financial assets	$12,483,632	$12,483,632	$10,731,642	$10,731,642

Financial Liabilities:
Investment-type contracts
Individual annuities	$1,549,164	$1,569,036	$1,443,723	$1,427,045
Other policyholder funds	218,839	218,839	224,683	224,683
Debt	388,628	388,628	196,979	196,979

Total policyholder funds	2,156,631	2,176,503	1,865,385	1,848,707
Separate account liabilities	4,532,892	4,532,523	3,761,147	3,761,147

Total financial liabilities	$6,689,523	$6,709,026	$5,626,532	$5,609,854

Note 6. SEPARATE ACCOUNTS

Separate Accounts Registered with the SEC The Company maintains separate accounts, which are registered with the Securities Exchange Commission (“SEC”), for its individual variable life and annuity products with assets of $4,336,969 and $3,546,506 at December 31, 2010 and 2009, respectively. The assets for these separate accounts, which are carried at fair value, represent investments in shares of Penn Series Funds, Inc. and other non-proprietary funds.

Separate Accounts Not Registered with the SEC The Company also maintains separate accounts, which are not registered with the SEC, with assets of $205,796 and $214,641 at December 31, 2010 and 2009, respectively. While the product itself is not registered with the SEC, the underlying assets are comprised of SEC registered mutual funds. The assets in these separate accounts are carried at fair value.

Note 7. DAC AND SALES INDUCEMENTS

The following table illustrates the roll forward of the Company’s DAC balance:

YEARS ENDED DECEMBER 31,	2010	2009

Balance at beginning of year	$784,317	$897,044
Current year additions	222,533	158,407
Unrealized gains	(67,266)	(148,820)
Less: Amortized during year, net of interest and unlocking	120,982	122,314

Balance at end of year	$ 818,602	$ 784,317

Page 34	The Penn Mutual Life Insurance Company

(In Thousands)

Most of the Company’s DAC asset is amortized over the estimated life of the book of business at a constant rate based on the present value of the estimated gross profits expected to be realized. The present value of estimated gross profits is computed using an expected investment yield or interest crediting rate, projected mortality and lapse rates. As actual experience varies, the DAC asset is required to be written up or down as the Company “unlocks” the DAC assumptions and resets the assumptions based on more current information. For projecting investment returns that would be applied to determine future variable account value growth and the associated profit margins, the Company uses a common industry approach that is generally referred to as Reversion to the Mean (“RTM”).

In 2008, the Company concluded that the existing RTM methodology was producing near term growth rates that were significantly higher than management’s best estimate. As a result, the Company performed a fresh start, ignoring historic results and starting over on December 1, 2008 using an investment assumption that represents management’s best estimate. The financial result as of December 31, 2008 is additional DAC amortization of $11,200.

Sales Inducements

PML has deferred annuity policies in-force that contain sales inducements, which are capitalized and then amortized into income in the future. Capitalized sales inducements are amortized using the same methodology and assumptions used to amortize DAC.

Changes in sales inducements are as follows:

	2010	2009

Beginning balance	$46,750	$38,232
Additional amounts deferred	13,369	12,259
Less: Amortization	6,776	3,741

Ending balance	$53,343	$46,750

Note 8. GUARANTEED MINIMUM ANNUITY BENEFITS

The Company has variable annuity contracts containing GMDB provisions that provide a specified minimum benefit payable upon death as follows:

RETURN OF PREMIUM provides the greater of the account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net purchase payments”. This guarantee is a standard death benefit on all individual variable annuity products.

STEP-UP provides a variable death benefit equal to the greater of the account value and the highest variable account value adjusted for withdrawals and transfers from any prior contract anniversary date.

RISING FLOOR provides a variable death benefit equal to the greater of the current account value and the variable purchase payments accumulated at a set rate and adjusted for withdrawals and transfers.

The following table summarizes the account values, net amount at risk, net of reinsurance, and reserves for variable annuity contracts with guarantees invested in the separate account as of December 31:

	2010	2009

Account value	$3,537,866	$2,786,491
Net amount at risk	144,932	228,505
GAAP Reserves	6,812	9,327

The reserve calculation uses a process that includes a stochastic modeling component. 200 scenarios are modeled during the process and the result is the creation of excess death benefits, which are cash payments due to death over and above the existing account value. A ratio of the present value of these excess benefits

2010 Consolidated GAAP Financial Statements	Page 35

(In Thousands)

to the present value of excess revenues is calculated and applied to the excess revenues in that period to determine the new liability accrual. This accrual is rolled forward with interest and amortized as excess payments are made.

The Company regularly evaluates the estimates used to model the GMDB reserve and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

The Company has variable annuity contracts that have GMAB and GMAB/GMWB Rider options. The GMAB provides for a return of principal at the end of a ten-year period. The GMAB/GMWB combination rider allows for guaranteed withdrawals from a benefit base after a selected waiting period. The benefit base is calculated as the maximum of principal times a roll up rate less any partial withdrawals during the accumulation phase, the current account value, and the highest anniversary value over the first ten years. The withdrawal amount is stated as a percentage of the benefit base and varies based on whether the annuitant selects lifetime withdrawals or a specified period. One version of this Rider has an inflation adjustment applied to the Guaranteed Withdrawal Amount. The following table summarizes the account values and reserves for the different benefit types as of December 31, 2010:

Rider Type	Contracts	Fixed Account Value	Variable Account Value	Total Fund Account Value	Reserves

GMAB	600	$3,155	$53,534	$56,689	$198
GMWB w/inflation	7,854	39,587	920,644	960,231	26,976
GMAB/WB	8,603	26,173	1,083,081	1,109,254	15,636

Total	17,057	$68,915	$2,057,259	$2,126,174	$42,810

The guaranteed living benefits are considered to be derivatives. For information on the fair value for these derivatives, see Note 5. Changes in these values are recorded in net investment gains/(losses).

Note 9. INCOME TAXES

The federal income tax expense is as follows:

Years Ended December 31,	2010	2009	2008

Current	$(37,416)	$2,344	$16,115
Deferred	65,872	733	6,431

Total federal income tax expense	$28,456	$3,077	$22,546

The income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

YEARS ENDED DECEMBER 31,	2010	2009	2008

Tax expense at 35%	$39,823	$11,127	$22,940
(Decrease)/increase in income taxes resulting from:
Dividends received deduction	(4,829)	(5,614)	(5,031)
Tax exempt income	(1,469)	(980)	(1,222)
Prior period adjustment	577	1,462	(1,070)
Tax reserve	(4,886)	860	670
Benefits	(3,147)	(4,788)	5,171
Other	2,387	1,010	1,088

Income tax expense	$28,456	$3,077	$22,546

Page 36	The Penn Mutual Life Insurance Company

(In Thousands)

The change in net deferred income tax expense to net deferred income tax liability is comprised of the following:

	2010	2009	Change

Total deferred tax assets	$89,646	$97,182	$(7,536)
Total deferred tax liabilities	414,762	275,532	139,230

Net deferred tax liability	$(325,116)	$(178,350)	$(146,766)
Tax effect of unrealized capital gains/(losses)			77,435
Adjustment for uncertain tax positions/other			3,459

Change in net income tax			(65,872)
Items reflected directly through equity/other			-

Deferred income tax expense			$(65,872)

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

DECEMBER 31,	2010	2009

Deferred tax assets:
Future policy benefits	$19,039	$10,368
Policyholders’ dividends payable	5,233	5,303
Allowances for investment losses	20,508	36,856
Unrealized investment losses	985	1,766
Employee benefit liabilities	40,969	36,320
Other	2,912	6,569

Total deferred tax asset	89,646	97,182

Deferred tax liabilities:
Future policy benefits	57,861	30,098
DAC	243,249	212,664
Unrealized investment gains	99,350	22,697
Investments	10,515	8,304
Other	3,787	1,769

Total deferred tax liability	414,762	275,532

Net deferred tax liability	325,116	178,350
Uncertain tax position	-	6,084
Tax currently receivable	(33,619)	(4,445)

Accrued income taxes	$291,497	$179,989

Cash paid for federal income taxes in 2010, 2009, and 2008 was $925, $7,313, and $15,578, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized Tax Benefits:

Balance at January 1, 2010	$5,497
Additions based on tax positions related to the current year	-
Additions for tax positions in prior years	-
Settlements/statute expiration	(5,497)

Balance at December 31, 2010	$-

2010 Consolidated GAAP Financial Statements	Page 37

(In Thousands)

The Company recognizes penalties and/or interest as a component of tax expense. During the years ended December 31, 2010 and 2009, the Company recognized $0 and $126 in interest.

The Company accrued $0 and $587 for the payment of interest at December 31, 2010 and 2009. No penalties were recognized or accrued. Therefore, the total unrecognized tax positions reserve as of December 31, 2010 is $0 and $6,084 as of December 31, 2009.

The Internal Revenue Service (“IRS”) has completed their examination of the Company’s income tax returns through the year 2007. Tax years 2008 and 2009 are still open.

Note 10. REINSURANCE

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements.

The table below highlights the reinsurance amounts shown in the accompanying financial statements.

	Gross Amount	Assumed From Other Companies	Ceded to Other Companies	Net Amount

December 31, 2010:
Life Insurance in-force	$73,832,202	$1,382,949	$20,888,706	$54,326,445
Premiums	281,935	1,425	30,042	253,318
Benefits	618,709	2,567	109,481	511,795
Reserves	6,900,753	11,617	328,791	6,583,579

December 31, 2009:
Life Insurance in-force	$67,131,622	$1,461,303	$21,401,770	$47,191,155
Premiums	284,536	1,637	31,279	254,894
Benefits	543,411	1,707	72,105	473,013
Reserves	6,461,839	3,005	331,579	6,133,265

During 2008, the Company had gross premiums of $213,961, assumed premiums of $3,754, ceded premiums of $35,552, gross benefits of $515,137, assumed benefits of $3,279, and ceded benefits of $96,152.

Reinsurance recoverables with a carrying value of $203,999 and $212,477 were associated with a single reinsurer at December 31, 2010 and 2009, respectively. This recoverable is secured by investment grade securities with a market value of $241,902 and $238,828, respectively held in trust.

Note 11. DEBT

On June 23, 2004, the Company issued a Surplus Note (“2004 Notes”) with a principal balance of $200,000, at a discount of $3,260. The 2004 Notes bear interest at 6.65%, and have a maturity date of June 15, 2034. The 2004 Notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended and are administered by a U.S. bank as registrar/paying agent. Interest on the 6.65% 2004 Notes is scheduled to be paid semiannually on April 1 and October 1 of each year. At December 31, 2010 and 2009, the amortized cost basis of the 2004 Notes was $197,030 and $196,979, respectively.

On July 1, 2010, the Company issued a Surplus Note (“2010 Notes”) with a principal balance of $200,000, at a discount of $8,440. The 2010 Notes bear interest at 7.625%, and have a maturity date of June 15, 2040. The 2010 Notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended and are administered by a U.S. bank as registrar/paying agent. Interest on the 7.625% 2010 Notes is scheduled to be paid semiannually on April 1 and October 1 of each year. At December 31, 2010, the amortized cost basis of the 2010 Notes was $191,598.

Page 38	The Penn Mutual Life Insurance Company

(In Thousands)

The Company’s broker/dealer affiliate borrows from banks in connection with the securities settlement process and to finance margin loans made to customers. The Company is required to collateralize amounts borrowed in excess of certain limits. At December 31, 2010, the Company had debt of $96,300 which was collateralized by customer-owned securities valued at approximately $8,873, Company owned securities valued at $135,419, and remaining bank loans, including bank overdrafts of $35,594, which were not collateralized.

At December 31, 2009, the Company had debt of $42,900 which was collateralized by customer-owned securities valued at approximately $15,052, Company owned securities valued at $89,383, and remaining bank loans, including bank overdrafts of $36,761, which were not collateralized. The bank loans are demand obligations and generally require interest based on the Federal Funds rate. At December 31, 2010 and 2009, the weighted average interest rates on these borrowings were 0.95% and 0.91%, respectively.

At December 31, 2010 customer margin securities of $314,381 and stock borrowings of approximately $1,498,856 were available to the Company to utilize as collateral on various borrowings or other purposes. The Company utilized $8,873 of these available securities as collateral for bank loans and $1,537,436 in stock loan agreements.

The Company had utilized $50,601 and $77,378 as of December 31, 2010 and 2009, respectively, of securities owned by customers as collateral for Option Clearing Corporation (“OCC”) margin requirements.

The Company entered into a $50,000 committed credit facility effective May 14, 2008. The borrowings were repaid on April 30, 2009. Interest on the total drawn amount was calculated at Federal Funds Rate plus 50 bps. At December 31, 2010 and 2009 there were no amounts drawn on the line of credit. Interest paid for the years ended December 31, 2010 and 2009 was $0 and $113, respectively. The Company cancelled the credit facility effective June 2010.

The Company has entered into repurchase agreements with financial institutions, however there were no open positions as of December 31, 2010 and 2009.

Note 12. BENEFIT PLANS

The Company maintains both funded and unfunded non-contributory defined benefit pension plans covering all eligible employees. The Company also has other postretirement benefit plans (health care plans) covering eligible existing retirees and limited other eligible employees. The Company uses a measurement date of December 31 for all plans.

PENSION PLANS The Company has both funded and unfunded non-contributory defined benefit pension plans covering all eligible employees. The Company’s policy is to fund qualified pension costs in accordance with the Employee Retirement Income Security Act of 1974. The Company may increase its contribution above the minimum based upon an evaluation of the Company’s tax and cash positions and the plan’s funded status.

The Company approved the freezing of benefits under its qualified and non qualified pension plans effective December 31, 2005. Therefore, there no further benefits are accrued for participants.

The Company amended and restated the Supplemental Executive Retirement Plan, an unfunded deferred compensation plan, effective January 1, 2009. The plan provides supplemental benefits to a select group of management or highly compensated employees at retirement. The plan was amended to coordinate regulatory compliance among non-qualified defined benefit and defined contribution plans. The amendment resulted in a $158 increase in the benefit obligation as of December 31, 2008.

OTHER POSTRETIREMENT AND POSTEMPLOYMENT BENEFITS The Company provides certain life insurance and health care benefits (“other postretirement benefits”) for its retirement employees and agents, and their beneficiaries and covered dependents.

2010 Consolidated GAAP Financial Statements	Page 39

(In Thousands)

The Plan was amended, for retirements on or after January 1, 2010, to change the eligibility requirements for pre-65 benefits for employees and benefited producers with credited service starting on or after January 1, 2000. Those with credited service starting between January 1, 2000 – January 1, 2010 had their eligibility for pre-65 benefits changed from at least age 55 with 10 years of service to at least age 55 and age plus service equal to 70. Those hired after January 1, 2010 will have their eligibility changed to at least age 55 and age plus service equal to 75. This amendment resulted in a shortened duration of benefits for covered spouses of all employees and benefited producers with credited service starting after January 1, 1990. Benefits used to extend to covered spouses up to age 65 even if the participant retiree was no longer covered. This amendment ends spouse benefits when the participant retiree’s coverage ends at the participant’s age 65. This amendment reduced the benefit obligation by $1,319 as of December 31, 2009.
The Plan was amended as of December 31, 2010. The Board of the Company approved a change in retiree health benefits which provides that the increase in the Company’s subsidy in years after 2011 will be no greater than 2.5% higher than the previous year’s subsidy. Future employee contributions will include any increase in costs beyond that level. This amendment reduced the benefit obligation by $6,777 as of December 31, 2010.

OTHER PLANS The Company has non-qualified deferred compensation plans that permit eligible key employees, producers and trustees to defer portions of their compensation to these plans. Certain company contributions in excess of allowable qualified plan limits may also be credited to these plans. The compensation that has been deferred and any excess company contributions have been accrued, and the other expense related to this plan is earnings on the deferred amounts. To hedge against volatility for the investment earnings credited, the Company purchased corporate-owned life insurance contracts that will mirror the behavior of the aggregate deferred accounts.

BENEFIT OBLIGATIONS Accumulated benefit obligations represent the present value of pension benefits earned as of the measurement date based on service and compensation and do not take into consideration future salary.

Projected benefit obligations for defined benefit plans represent the present value of pension benefits earned as of the measurement date projected for estimated salary increases to an assumed date with respect to retirement, termination, disability or death.

The following table sets forth the plans’ change in benefit obligation of the defined benefit pension and other postretirement plans as of December 31, 2010 and 2009:

	Pension Benefits		Other Postretirement Benefits
	2010	2009	2010	2009

Change in benefit obligation
Benefit obligation at beginning of year	$138,971	$133,902	$35,219	$33,527
Service cost	-	-	714	941
Interest cost	7,882	7,929	1,804	1,874
Plan amendment	-	-	(6,777)	(1,319)
Actuarial (gain) loss	4,620	3,085	836	2,770
Benefits paid	(6,607)	(5,945)	(2,527)	(2,574)

Benefit obligation at end of year	$144,866	$138,971	$29,269	$35,219

Page 40	The Penn Mutual Life Insurance Company

(In Thousands)

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation at December 31 were:

	Pension Benefits		Other Postretirement Benefits
	2010	2009	2010	2009
Discount rate	5.50%	5.85%	4.80%	5.60%
Rate of compensation increase	N/A	4.25%	N/A	N/A

The discount rate is determined at the annual measurement date of the plans and is therefore subject to change each year. The rate reflects prevailing market rates for high quality fixed-income debt instruments with maturities corresponding to expected duration of the benefit obligations on the measurement date. The rate is used to discount the future cash flows of benefits obligations back to the measurement date.

PLAN ASSETS  The change in plan assets represents a reconciliation of beginning and ending balances of the fair value of the plan assets used to fund future benefit payments. The following table sets forth the change in plan assets as of December 31, :

	Pension Benefits		Other Postretirement Benefits
	2010	2009	2010	2009
Change in plan assets:
Fair value of plans assets at beginning of year	$121,742	$121,457	$-	$-
Actual return on plan assets	16,203	4,081	-	-
Employer contribution	2,183	2,149	2,527	2,574
Benefits paid	(6,607)	(5,945)	(2,527)	(2,574)

Fair value of plan assets at end of year	$133,521	$121,742	$-	$-

The fair values of the Company’s pension plan assets as of December 31, 2010, are as follows:

	FV Level 1	FV (Level 2)	FV (Level 3)	Total
Equity securities	$71,321	$-	$-	$71,321
U.S. Treasury securities	62,200	-	-	62,200

Total	$133,521	$-	$-	$133,521

The fair values of the Company’s pension plan assets as of December 31, 2009, are as follows:

Asset Category	FV Level 1	FV (Level 2)	FV (Level 3)	Total
Equity securities	$76,171	$-	$-	$76,171
U.S. Treasury securities	45,571	-	-	45,571

Total	$121,742	$-	$-	$121,742

2010 Consolidated GAAP Financial Statements	Page 41

(In Thousands)

The Company’s overall investment strategy with respect to pension assets are growth, preservation of principal, preservation of purchasing power and partial immunization through asset/liability matching while maintaining return objective over the long term. To achieve these objectives, the Company has established a strategic asset allocation policy. Plan assets are diversified both by asset class and within each asset class in order to provide reasonable assurance that no single security or class of security will have a disproportionate impact on the plan. Fixed income assets are to be managed on a buy-and-hold basis to achieve durations consistent with the liability matching strategy yet allow for appropriate liquidity for benefit payments. The plan is rebalanced annually back to the current 50/50 target allocation between equity securities and fixed income/cash. The Company will continue its policy to rebalance the portfolio on an annual basis. Performance of investment managers, liability measurement and investment objectives are reviewed on a regular basis. The Company’s pension plan asset allocation at December 31, 2010 and 2009, and the current target allocations are as follows:

	2011 Target Allocation	Percentage of Plan Assets As of December 31,
Asset Category		2010	2009
Equity securities	50%	53%	63%
Fixed income & cash	50%	47%	37%

Total	100%	100%	100%

AMOUNTS RECOGNIZED IN THE CONSOLIDATED BALANCE SHEET  The funded status of the defined benefit plans is a comparison of the projected benefit obligations to the assets related to the respective plan, if any. The difference between the two represents amounts that have been appropriately recognized as expenses in prior periods that appear as the net amount recognized or represent amounts that will be recognized as expenses in the future through the amortization of the unrecognized net actuarial loss, unrecognized prior service costs, and remaining initial transition. The following table sets forth the funded status of the plans as of December 31, 2010 and 2009 as of the measurement date, and then shows how the funded status is reconciled to the net asset and/or liability recognized in the Consolidated Balance Sheet.

	Pension Benefits		Other Postretirement Benefits
	2010	2009	2010	2009
Benefit Obligation	$(144,866)	$(138,971)	$(29,269)	$(35,219)
Fair value of plan assets	133,521	121,742	—	—

Funded Status	$(11,345)	$(17,229)	$(29,269)	$(35,219)

Amount recognized in balance sheet:
Prepaid pension asset	$16,024	$10,278	$—	$—
Accrued benefit liability	(27,369)	(27,507)	(29,269)	(35,219)

Net amount recognized	$(11,345)	$(17,229)	$(29,269)	$(35,219)

The qualified pension plan was over funded by $16,024 and $10,278 as of December 31, 2010 and 2009, respectively. The non-qualified pension plans are not funded and have total projected benefit obligations of $27,369 and $27,507 as of December 31, 2010 and 2009, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $27,369, $27,369 and $0, respectively as of December 31, 2010. The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $27,507, $27,507 and $0, respectively as of December 31, 2009.

Page 42	The Penn Mutual Life Insurance Company

(In Thousands)

As of December 31, 2010 and 2009, the projected benefit obligation for all pension benefit plans exceeds the fair value of plan assets and the accumulated postretirement benefit obligation exceeds plan assets for all of the Company’s other postretirement benefit plans.

NET PERIODIC COST Other changes in plan assets and benefit obligations recognized in other comprehensive income for the years ending December 31, 2010 and 2009 are as follows:

	Pension Benefits		Other Postretirement Benefits
	2010	2009	2010	2009
Current year actuarial (gain)/loss	$(3,205)	$7,369	$836	$2,770
Amortization of actuarial loss	(572)	(569)	-	-
Current year prior service credit	-	-	(6,777)	(1,319)
Amortization of prior service (cost)/credit	-	(158)	157	451

Total recognized in other comprehensive income	$(3,777)	$6,642	$(5,784)	$1,902

The estimated amounts that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2011 consist of:

	Pension Benefits	Other Postretirement Benefits
Actuarial loss	$636,295	$175,681
Prior service credit	-	(958,992)
Transition (asset)/obligation	-	-

Total	$636,295	$(783,311)

The components of net periodic benefit cost (excluding the minimum pension liability adjustment) at December 31, were as follows:

	Pension Benefits		Other Postretirement Benefits
	2010	2009	2010	2009
Service cost	$-	$-	$714	$941
Interest cost	7,882	7,928	1,804	1,874
Expected return on plan assets	(8,378)	(8,365)	-	-
Amortization of prior service cost	-	158	(157)	(451)
Amount of recognized gains	572	569	-	-

Total net periodic cost/(benefit)	$76	$290	$2,361	$2,364

	Pension Benefits		Other Postretirement Benefits
	2010	2009	2010	2009
Total recognized in net periodic benefit cost and other comprehensive income	$(3,701)	$6,933	$(3,423)	$4,266

The weighted-average assumptions used to determine net periodic benefit cost at December 31 were:

	Pension Benefits		Other Postretirement Benefits
	2010	2009	2010	2009

Discount rate	5.85%	6.10%	5.60%	6.55%
Expected return on plan assets	7.00%	7.00%	N/A	N/A
Rate of compensation increase	N/A	4.25%	N/A	N/A

2010 Consolidated GAAP Financial Statements	Page 43

(In Thousands)

The expected long-term rate of return on plan assets was 7.00% in 2010 and 7.00% in 2009. The expected rate of return on plan assets was estimated utilizing a variety of factors including the historical investment returns achieved over a long-term period, the targeted allocation of plan assets and expectations concerning future returns in the marketplace for both equity and debt securities. Lower returns on plan assets result in higher pension expense.

The assumed health care cost trend rates used in determining net periodic costs at December 31 were:

	2010		2009
	Pre-65	Post-65	Pre-65	Post-65
Health care cost trend rate assumed for next year	9.40%	6.60%	9.95%	6.80%
Rate to which the cost trend rate is assumed decline (the ultimate trend rate)	5.00%	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2019	2019	2019	2019

Assumed health care trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

	One-Percentage Point
	Increase	Decrease
Effect on total service and interest cost components	$203	$(178)
Effect of postretirement benefit obligation	1,883	(1,674)

ACTUAL CONTRIBUTIONS AND BENEFITS The contributions made and the benefits paid from the plans at December 31 were:

	Pension Benefits		Other Postretirement Benefits
	2010	2009	2010	2009
Employer Contributions	$2,183	$2,149	$2,527	$2,574
Benefits Paid	(6,607)	(5,945)	(2,527)	(2,574)

CASH FLOWS The Company’s funding policy is to contribute an amount at least equal to the minimum required contribution under ERISA. The Company may increase its contribution above the minimum based upon an evaluation of the Company’s tax and cash positions and the plan’s funded status.

In 2011, the Company expects to make the minimum required contribution to the funded pension plan, currently estimated to be $0 and to the unfunded pension and postretirement plans in an amount equal to benefit costs of approximately $2,545 and $2,804, respectively.

The estimated future benefit payments are based on the same assumptions as used to measure the benefit obligations at December 31, 2010 and 2009. The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension Plan Benefits	Other Post Retirement Plan Benefits
2011	$7,094	$2,804
2012	7,582	2,719
2013	8,149	2,654
2014	8,704	2,504
2015	9,201	2,403
Years 2016-2020	50,903	11,095

Total	$91,633	$24,179

Page 44	The Penn Mutual Life Insurance Company

(In Thousands)

DEFINED CONTRIBUTION PLANS The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, is determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 2010, 2009, and 2008, the expense recognized for these plans was $6,229, $5,813, and $4,825, respectively. The estimated fair value of the defined contribution plans’ assets at December 31, 2010 and 2009 was $375,509 and $356,201, respectively.

At December 31, 2010 and 2009, $106,692 and $117,456, respectively, of the defined contribution plans’ assets were invested in the Company’s group annuity contracts.

Note 13. COMMITMENTS AND CONTINGENCIES

LEASES The Company has entered into various leases, primarily for field offices. As of December 31, 2010 future minimum payments under noncancellable leases are as follows:

For the year ending:	Operating Leases

2011	$70,423
2012	49,989
2013	33,963
2014	23,616
2015	15,808
Thereafter	11,650

INVESTMENTS In the normal course of business, the Company extends commitments relating to its investment activities. As of December 31, 2010, the Company had outstanding commitments totaling $139,600 relating to these investment activities. The fair value of these commitments approximates the face amount.

LITIGATION The Company is involved in litigation arising in and out of the normal course of business, which seek both compensatory and punitive damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. While the Company is not aware of any actions or allegations that should reasonably give rise to a material adverse impact to the Company’s financial position, liquidity, or results of operations the outcome of litigation cannot be foreseen with certainty.

GUARANTY FUNDS The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The liability for estimated guaranty fund assessments net of applicable premium tax credits as of December 31, 2010 and 2009 was $800 and $800, respectively. The Company believes such assessments in excess of amounts accrued will not materially impact its financial statement position, results of operation, or liquidity.

Note 14. STATUTORY FINANCIAL INFORMATION

STATUTORY ACCOUNTING PRINCIPLES PML is required to file statements with the Pennsylvania Department of Insurance and PIA files with the Delaware Department of Insurance in accordance with statutory accounting practices prescribed or permitted as codified by the NAIC, which is a comprehensive basis of accounting other than GAAP. The Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when

2010 Consolidated GAAP Financial Statements	Page 45

(In Thousands)

billed, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

Investments in bonds and preferred stocks are generally carried at amortized cost or market value. An Asset Valuation Reserve (AVR) is established as a liability to offset potential investment losses and an Interest Maintenance Reserve (IMR) is established as a liability to capture capital gains/(losses) on the sale of fixed income investments, resulting from changes in the general level of interest rates.

STATUTORY NET INCOME AND SURPLUS The combined insurance companies’ statutory capital and surplus at December 31, 2010 and 2009 was $1,520,932 and $1,364,335, respectively. The combined insurance companies’ net (loss)/income, determined in accordance with statutory accounting practices, for the years ended December 31, 2010, 2009, and 2008, was $(49,303), $68,704, and $(46,342), respectively.

RISK-BASED CAPITAL Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums. The adequacy of PML’s and PIA’s actual capital is measured by the risk-based capital results, as determined by the formulas. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. At December 31, 2010, the Company’s surplus exceeds these minimum levels.

Note 15. SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2010 and through the Consolidated Financial Statement date of issuance of February 10, 2011. The Company has not evaluated subsequent events after that date for presentation in these Consolidated Financial Statements. There are no subsequent events to be reported.

Page 46	The Penn Mutual Life Insurance Company

© 2011 The Penn Mutual Life Insurance Company, Philadelphia, PA 19172 www.pennmutual.com

PM1557	05/11

Our Noble Purpose

Since 1847, Penn Mutual has been driven by our noble purpose – to create a world of possibilities, one individual, one family and one small business at a time. As an original pioneer of mutual life insurance in America, we believe that life insurance is the most protective, responsible and rewarding action a person can take to build a solid foundation today and create a brighter future for generations to come.

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements included in Part B:

Financial Statements of Penn Mutual Variable Annuity Account III:

Statement of Assets - December 31, 2010

Statement of Operations - December 31, 2010

Statements of Changes in Net Assets - For the years ended December 31, 2010 and 2009

Notes to Financial Statements

Report of Independent Auditors

Financial Statements of The Penn Mutual Life Insurance Company:

Report of Independent Auditors

Consolidated Balance Sheets for the years ended December 31, 2010 and 2009

Consolidated Income Statements for the years ended December 31, 2010, 2009 and 2008

Consolidated Statements of Changes in Equity for the years ended December 31, 2010, 2009 and 2008

Consolidated Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008

Notes to Financial Statements

(b)	Exhibits

1. (a)	Resolutions of the Executive Committee of Board of the Trustees of The Penn Mutual Life Insurance Company authorizing the establishment of the Penn Mutual Variable Annuity Account III (“Registrant”). Incorporated herein by reference to Exhibit 1(a) to the Registrant’s Registration Statement of on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

(b)	Resolutions of the Executive Committee of the Board of Trustees of The Penn Mutual Life Insurance Company authorizing investments of the Registrant. Incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Commander) on Form N-4 (File No. 333-62825), as filed with The Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April 27, 1999.

2.	Not applicable.

3. (a)	Sales Support Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

(a)(1)	Schedule I dated November 1, 2000 to Sales Support Agreement. Incorporated herein by reference to Exhibit 3(a)(1) to Post Effective Amendment No. 3 to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-002423) on September 28, 2000.

(b)	Form of Distribution Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual). Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Olympia XT) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

(c)	Form of Agent’s Agreement relating to broker-dealer supervision. Incorporated herein by reference to Exhibit 3(c) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001304) on September 3, 1998.

(d)	Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(d) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 33-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

(e)	Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws. Incorporated herein by reference to Exhibit 3(e) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Commander) on Form N-4 (File No. 333-62825), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April 27, 1999.

(f)	Form of Addendum (Form 98-1) to Broker-Dealer Selling Agreement. Incorporated herein by reference to Exhibit 3(f) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

4. (a)	Group Variable and Fixed Annuity Contract (primarily for Section 403(b) retirement plans) (Form GDI-385) and Certificate issued under the Contract (Form EB 1611). Incorporated herein by reference to Exhibit 4(a) to Post Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

(b)	Individual Variable Annuity Contract (Form DI-1182-V). Incorporated herein by reference to Exhibit 4(b) to Post Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

(c)	Endorsement No. 1309-82 to Individual Variable Annuity Contract. Incorporated herein by reference to Exhibit 4(c) to Post Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

(d)	Individual Variable and Fixed Annuity Contract - Flexible Purchase Payments (Form DV-790). Incorporated herein by reference to Exhibit 4(d) to Post Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

(e)	Endorsement No. 1536-90 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(e) to Post Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

(f)	Endorsement No. 1534-96 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(f) to Post Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

(g)	Endorsement No. 1542-97 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(g) to Post Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

(h)	Endorsement No. 1534-94 to 403(b) Policy Loan. Incorporated herein by reference to Exhibit 4(h) to Post Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

(i)	Individual Variable Annuity Contract - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(i) to Post effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

(j)	Group Variable and Fixed Annuity Contract - Flexible Purchase Payments Participating. Incorporated herein by reference to Exhibit 4(j) to Post effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

(k)	Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(k) to Post effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

(j)	Group Variable and Fixed Annuity Contract - Flexible Purchase Payments - Participating. Incorporated herein by reference to Exhibit 4(l) to Post effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

(m)

Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(m) to Post effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as

filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

(n)	Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(n) to Post effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

(o)	Endorsement No. 1722-01 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-500028) on April 24, 2001.

5. (a)	Application (Form EB 1610) for participation in Group Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 5(a) to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

(b)	Application (Form PM3502 11/94) for Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 5(b) to Post Effective Amendment No. 2 to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

6. (a)	Charter of The Penn Mutual Life Insurance Company (May 1983). Incorporated herein by reference to Exhibit 6(a) the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

(b)	By-laws of The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(b) to the Registration Statement of Penn Mutual Variable Annuity Account III on form N-4 (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-501231) on December 6, 2001.

7.	None.

8. (a)(1)	Form of Sales Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(1) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

(a)(2)	Form of Assignment and Modification Agreement between Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 8(b)(2) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

(a)(3)	Amendment to Fund Participation Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(3) to Post Effective Amendment No. 5 to the Registration Statement of Penn Mutual Variable Life Account I (Cornerstone) on Form S-6 (File No. 33-54662), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003328) on April 30, 1997.

(b)	Form of Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to Exhibit 8(b) to the Registration Statement of Penn Mutual Variable Annuity Account III (Penn Freedom) on Form N-4 (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000811) on April 23, 2002.

(c)	Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(d) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

(d)	Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(e) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

(e)	Participation Agreement between The Penn Mutual Life Insurance Company, Morgan Stanley Universal Funds, Inc.(renamed The Universal Institutional Funds, Inc. Effective May 1, 2000), Morgan Stanley Asset Management Inc. and Miller Andersen & Sherrerd LLP. Incorporated herein by reference to Exhibit 8(f) to Post Effective Amendment No. 2 to the Registration Statement of PIA Variable Annuity Account I (Pennant) on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003327) on April 30, 1998.

9.	Opinion and Consent of Franklin L. Best, Jr., Esq., Managing Corporate Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered. Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 28 to the Registration Statement of Penn Mutual Variable Account III (Diversifier II/Optimizer) on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-500028) on April 24, 2001.

10. (a)	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP, is filed herewith.

(b)	Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.

11.	None.

12.	None.

13. (a)	Powers of Attorney of Trustees, previously filed as Exhibit 14 to the Registration Statement on September 14, 2001 (File No. 333-69386 and Accession No. 0000950116-01-500817) and incorporated herein by reference.

(b)	Power of Attorney for Julia Chang Bloch, previously filed as Exhibit (14)(c) to the Registration Statement on June 11, 1999, (File No. 002-77283 and Accession No. 0000950116-99-001164) and incorporated herein by reference.

(c)	Power of Attorney for Edmond F. Notebaert, previously filed as Exhibit (14)(b) to the Registration Statement on April 24, 1998, (File No. 002-77283 and Accession No. 0000950109-98-002717) and incorporated herein by reference.

(d)	Powers of Attorney for Messrs. Cook, Santomero and Lillie, dated April 22, 2008, previously filed as Exhibit (13)(d) to the Registration Statement on April 28, 2008, File No. 002-77283 and Accession No. 0001104659-08-027321) and incorporated herein by reference.

Item 25.	Directors and Officers of the Depositor

The following table sets forth the names of the executive officers of Penn Mutual and the officers and trustees of Penn Mutual who are engaged directly or indirectly in activities relating to the Separate Account or the Policies offered by the Separate Account.

Name	Position and Offices with Depositor

Eileen C. McDonnell	President and Chief Executive Officer

David O’Malley	Executive Vice President and Chief Financial Officer

Robert E. Chappell	Chairman of the Board

Franklin L. Best, Jr.	Managing Corporate Counsel and Secretary

Susan T. Deakins	Vice President and Chief Actuary

The Honorable Julia Chang Bloch (Ambassador)	Trustee of Penn Mutual

Edward G. Boehne	Trustee of Penn Mutual

Joan P. Carter	Trustee of Penn Mutual

William R. Cook	Trustee of Penn Mutual

Charisse R. Lillie	Trustee of Penn Mutual

Alan B. Miller	Trustee of Penn Mutual

Edmond F. Notebaert	Trustee of Penn Mutual

Name	Position and Offices with Depositor
Robert H. Rock	Trustee of Penn Mutual

Anthony M. Santomero	Trustee of Penn Mutual

The business address of each of the Trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

Item 26.	Persons Controlled By or Under Common Control with the Depositor or Registrant

Penn Mutual Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
The Penn Insurance and Annuity Company	Life Insurance and Annuities	Delaware

Independence Capital Management, Inc.	Investment Adviser	Pennsylvania

Penn Series Funds, Inc.	Investment Company	Maryland

Penn Janney Fund, Inc.	Investments	Pennsylvania

Penn Janney Advisory, Inc.*	Investment Adviser	Pennsylvania

Penn Janney GP LLC**	Investments	Delaware

Penn Janney Opportunities Fund LP***	Investments	Delaware

Independence Square Properties, LLC****	Holding Company	Delaware

Indepro Corporation	Holding Company	Delaware

Hornor, Townsend & Kent, Inc.	Registered Broker-Dealer and Investment Adviser	Pennsylvania

ISP Parker Hunter	Holding Company	Delaware

*	Penn Janney Advisory, Inc. is 50% owned by Penn Mutual and 50% owned by Janney Montgomery Scott LLC.
**	Penn Janney GP LLC is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Richard Fox.
***	Penn Janney Opportunities Fund LLP is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Penn Janney GP LLC.
****	Independence Square Properties, LLC is 95% owned by Penn Mutual and 5% owned by ISP Parker Hunter, which is 100% owned by Penn Mutual.

Independence Square Properties, LLC

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
Walnut O Corporation	Investments	Pennsylvania

Janney Montgomery Scott LLC	Registered Broker-Dealer and Investment Adviser	Delaware

Indepro Corporation

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
Indepro Property Fund II Corporation	Investments	Delaware

Janney Montgomery Scott LLC

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
Grant Street Capital Management, LLC	Investments	Delaware

JMS Resources, Inc.	Investments	Pennsylvania

JMS Investor Services, Inc.	Investor Services and Insurance	Delaware

Janney Montgomery Scott Insurance Agency	Insurance Agents or Brokers	Massachusetts

Penn Janney Advisory, Inc.*	Investment Adviser	Pennsylvania

Penn Janney GP LLC**	Investments	Delaware

Penn Janney Opportunities Fund LP***	Investments	Delaware

*	Penn Janney Advisory, Inc. is 50% owned by Penn Mutual and 50% owned by Janney Montgomery Scott LLC.
**	Penn Janney GP LLC is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Richard Fox.
***	Penn Janney Opportunities Fund LLP is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Penn Janney GP LLC.

JMS Resources, Inc.

Wholly-Owned Subsidiaries

Janney Private Equity Company, Inc.	Investments	Delaware

Hornor, Townsend & Kent, Inc.

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
HTK of Delaware, Inc.	Financial Services	Delaware

HTK Insurance Agency, Inc.	Insurance Agents or Brokers	Pennsylvania

Penn Janney GP LLC

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
Penn Janney Opportunities Fund LP*	Investments	Delaware

*	Penn Janney Opportunities Fund LLP is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Penn Janney GP LLC.

ISP Parker Hunter

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
Independence Square Properties, Inc.*	Holding Corporation	Delaware

*	Independence Square Properties, LLC is 95% owned by Penn Mutual and 5% owned by ISP Parker Hunter, which is 100% owned by Penn Mutual.

Item 27.	Number of Contract Owners

As of March 31, 2011, there were:

11,639 - owners of qualified individual variable annuity contracts – Diversifier II;

2,190 - owners of qualified individual variable annuity contracts – Retirement Planner VA;

2,861 - owners of nonqualified individual variable annuity contracts – Diversifier II; and

107 - owners of nonqualified individual variable annuity contracts – Retirement Planner VA.

Item 28.	Indemnification

Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys’ fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-69386) and are incorporated in this Post-Effective Amendment by reference.

Pennsylvania law (15 Pa. C.S.A. §§ 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

Selling Agreements entered into by The Penn Mutual Life Insurance Company (“Penn Mutual”) and its subsidiary, Hornor, Townsend & Kent, Inc. (“HTK”) with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

Hornor Townsend & Kent, Inc. serves as principal underwriters of the securities of the Registrant. Hornor Townsend & Kent, Inc. also serves as distributor of variable annuity contracts issued through Penn Mutual Variable Annuity Account III, a separate account of Penn Mutual.

Hornor, Townsend & Kent, Inc. - Directors and Officers

Michelle A. Barry	President, Chief Executive Officer and Interim Chief Compliance Officer
Philip D’Ambrisi Thomas H. Harris Nancy S. Rush Arthur J. Flynn Michael W. Williams Marcia DeLong Scott E. Polter James G. Murray Franklin L. Best, Jr. Stacey N. Polakowski Patricia M. Chiarlanza

Managing Director, Products and Field Support

Senior Vice President, Distribution

Vice President, Rewards and Risk Management

Assistant Vice President, Internal Audit

Assistant Vice President, Distribution

Director, Producer Compensation and CL&R

Director, Trading and Operations

Tax Director

Counsel and Secretary

Treasurer and Controller

Assistant Treasurer

The principal business address of the directors and officers is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

Commissions and Other Compensation Received By Each Principal Underwriter During Last Fiscal Year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
Hornor, Townsend & Kent, Inc.	$79,515	$0	$0	$0

Item 30.	Location of Accounts and Records

The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, is as follows:

The Penn Mutual Life Insurance Company

600 Dresher Road

Horsham, Pennsylvania 19044

Item 31.	Management Services

See “Administrative and Recordkeeping Services” in Part B of this Registration Statement.

Item 32.	Undertakings

The Penn Mutual Life Insurance Company hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)	to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information; and

(c)	to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Combination Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 42 to the Registration Statement on Form N-4 to be signed on its behalf, by the undersigned, thereunto duly authorized in the Township of Horsham and Commonwealth of Pennsylvania, on this 27th day of April, 2011.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III (Registrant)

By:	THE PENN MUTUAL LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Eileen C. McDonnell
Eileen C. McDonnell
President and Chief Executive Officer

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 42 to the Registration Statement on Form N-4 has been signed by the following persons, in the capacities indicated, on the 27th day of April, 2011.

Signature	Title

/s/ Eileen C. McDonnell	President and Chief Executive Officer
Eileen C. McDonnell

/s/ David O’Malley	Executive Vice President and Chief Financial Officer
David O’Malley

*ROBERT E. CHAPPELL	Chairman of the Board of Trustees

*JULIA CHANG BLOCH	Trustee

*EDWARD G. BOEHNE	Trustee

*JOAN P. CARTER	Trustee

*WILLIAM R. COOK	Trustee

*CHARISSE R. LILLIE	Trustee

*ALAN B. MILLER	Trustee

*EDMOND F. NOTEBAERT	Trustee

*ROBERT H. ROCK	Trustee

*ANTHONY M. SANTOMERO	Trustee

*By	/S/ EILEEN C. MCDONNELL
Eileen C. McDonnell, attorney-in-fact

Exhibit Index

EXHIBIT No.	EXHIBIT
(10)(a)	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers, LLP

(10)(b)	Consent of Counsel, Morgan, Lewis & Bockius LLP